Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2022

Investments	Shares	Value
COMMON STOCKS - 98.4%

Australia - 11.5%
Accent Group Ltd.	8,085	$10,321
Adairs Ltd.(a)	5,402	12,170
Adbri Ltd.	11,858	26,981
Ampol Ltd.	2,715	62,470
Ansell Ltd.	3,792	73,383
APA Group	12,225	97,954
ASX Ltd.	1,894	116,344
Aurizon Holdings Ltd.	24,080	66,726
Australia & New Zealand Banking Group Ltd.	27,601	572,064
Bank of Queensland Ltd.(a)	16,646	108,503
Beach Energy Ltd.(a)	25,588	29,880
Bell Financial Group Ltd.	55,332	53,809
Bendigo & Adelaide Bank Ltd.(a)	20,032	154,793
BHP Group Ltd.(a)	132,301	5,141,435
Brambles Ltd.	8,735	65,005
Cardno Ltd.	1,302	1,638
Centuria Capital Group	5,916	12,795
Cleanaway Waste Management Ltd.	21,497	49,721
Coles Group Ltd.	12,876	173,176
Commonwealth Bank of Australia	20,386	1,619,218
Computershare Ltd.	8,262	153,247
Cromwell Property Group	156,558	97,581
CSL Ltd.	1,165	234,593
CSR Ltd.	11,432	52,797
Dexus	17,468	143,638
Dicker Data Ltd.	2,300	25,200
Downer EDI Ltd.	11,002	44,532
Dusk Group Ltd.	729	1,412
Fortescue Metals Group Ltd.	90,022	1,396,657
Goodman Group	11,727	201,578
GPT Group	27,857	108,361
Growthpoint Properties Australia Ltd.	34,037	112,209
Harvey Norman Holdings Ltd.	29,512	118,567
HT&E Ltd.(a)	12,085	17,379
Insignia Financial Ltd.	11,309	31,422
Insurance Australia Group Ltd.	27,811	91,475
IRESS Ltd.	9,048	81,127
IVE Group Ltd.	8,109	12,971
JB Hi-Fi Ltd.	2,487	101,262
Lendlease Corp. Ltd.	8,530	71,743
Lovisa Holdings Ltd.	1,699	23,884
Macmahon Holdings Ltd.	243,968	35,725
Macquarie Group Ltd.	2,458	375,203
Magellan Financial Group Ltd.(a)	2,559	30,632
Medibank Pvt Ltd.	37,630	87,035
Medusa Mining Ltd.	1,673	1,093
Metcash Ltd.(a)	35,086	119,619
Mineral Resources Ltd.	4,597	181,961
Mirvac Group	51,407	96,124
MyState Ltd.	6,108	22,888
National Australia Bank Ltd.	33,208	806,729
New Hope Corp. Ltd.(a)	8,924	22,785
Newcrest Mining Ltd.	3,346	67,189
NIB Holdings Ltd.	9,479	45,272
Nick Scali Ltd.(a)	1,381	11,771
NRW Holdings Ltd.	16,331	26,367
Orora Ltd.	29,306	79,446
Pendal Group Ltd.	12,313	42,996
Platinum Asset Management Ltd.	24,829	41,206
QBE Insurance Group Ltd.	7,916	68,362
Ramsay Health Care Ltd.	2,176	106,459
Reliance Worldwide Corp. Ltd.	15,887	50,823
Resimac Group Ltd.(a)	23,220	30,515
Sandfire Resources Ltd.	15,658	66,788
Santos Ltd.	18,477	107,395
Scentre Group	38,261	87,633
Seven Group Holdings Ltd.	4,765	75,895
Sigma Healthcare Ltd.(a)	7,870	3,044
Sims Ltd.	6,472	104,785
Sonic Healthcare Ltd.	4,513	120,243
South32 Ltd.	43,677	164,652
Southern Cross Media Group Ltd.(a)	10,461	13,512
Stockland	39,485	126,611
Suncorp Group Ltd.	18,823	157,183
Super Retail Group Ltd.	10,323	80,001
Tabcorp Holdings Ltd.	30,088	120,655
Telstra Corp. Ltd.	168,240	500,306
Transurban Group	24,243	246,681
Vicinity Centres	58,139	81,425
Wesfarmers Ltd.	13,672	517,559
Westpac Banking Corp.(a)	25,995	473,188
Woodside Petroleum Ltd.	1,686	40,642
Woolworths Group Ltd.	9,515	266,233
Worley Ltd.	5,661	54,882

Total Australia		17,329,534

Austria - 0.6%
BAWAG Group AG*(b)	3,435	175,657
Erste Group Bank AG	1,337	49,225
Oesterreichische Post AG(a)	2,025	72,550
OMV AG	5,043	243,465
POLYTEC Holding AG(a)	5,260	39,037
Raiffeisen Bank International AG	1,509	21,743
Semperit AG Holding	1,188	30,072
Strabag SE, Bearer Shares	4,659	187,914
Telekom Austria AG*	15,667	122,023

Total Austria		941,686

Belgium - 0.8%
Anheuser-Busch InBev SA/NV	4,427	267,269
Bekaert SA	2,099	82,862
Cofinimmo SA	853	125,280
Econocom Group SA/NV	6,900	30,939
Etablissements Franz Colruyt NV	1,390	57,997
KBC Group NV	597	43,429
Proximus SADP	5,895	110,520
Solvay SA(a)	1,001	99,637
Telenet Group Holding NV	5,098	165,744
UCB SA	794	95,810
Warehouses De Pauw CVA	2,292	99,713

Total Belgium		1,179,200

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2022

Investments	Shares	Value
China - 1.6%
Beijing Enterprises Holdings Ltd.	16,000	$50,770
BOC Hong Kong Holdings Ltd.	124,000	470,261
China Everbright Environment Group Ltd.	92,666	56,087
China Merchants Port Holdings Co. Ltd.	76,000	137,804
China Nonferrous Mining Corp. Ltd.	2,000	1,006
China Power International Development Ltd.	149,000	79,338
China Resources Pharmaceutical Group Ltd.(b)	145,500	75,802
China Resources Power Holdings Co. Ltd.	48,000	90,344
China Taiping Insurance Holdings Co. Ltd.	41,200	50,452
CITIC Ltd.	436,000	484,915
CSPC Pharmaceutical Group Ltd.	66,320	76,640
Fosun International Ltd.	31,500	34,310
Guangdong Investment Ltd.	94,000	128,672
Lenovo Group Ltd.(a)	152,000	165,365
Shanghai Industrial Holdings Ltd.	39,000	58,564
Shoucheng Holdings Ltd.	156,000	23,107
Shougang Fushan Resources Group Ltd.	196,000	77,085
Simcere Pharmaceutical Group Ltd.(b)	28,000	37,827
Sino-Ocean Group Holding Ltd.	222,000	47,340
Wilmar International Ltd.	57,900	201,507
Zensun Enterprises Ltd.(a)	53,000	25,040

Total China		2,372,236

Denmark - 1.4%
Alm Brand A/S	16,239	28,080
AP Moller - Maersk A/S, Class B	45	137,113
Carlsberg A/S, Class B	536	66,546
Coloplast A/S, Class B	1,182	181,136
D/S Norden A/S	605	21,393
Danske Bank A/S	6,482	109,175
DSV A/S	60	11,672
Novo Nordisk A/S, Class B	9,400	1,052,998
Novozymes A/S, Class B	1,216	84,215
Orsted A/S(b)	1,110	140,997
Royal Unibrew A/S	671	63,473
Scandinavian Tobacco Group A/S, Class A(b)	3,439	73,972
Topdanmark A/S	530	29,840
Tryg A/S	5,734	140,877
Vestas Wind Systems A/S	1,713	51,182

Total Denmark		2,192,669

Finland - 1.9%
Elisa Oyj	2,540	154,363
Fiskars Oyj Abp	2,572	61,527
Fortum Oyj	14,528	267,201
Kesko Oyj, Class B	4,413	122,802
Kone Oyj, Class B	3,745	198,302
Neste Oyj	4,040	186,457
Nokian Renkaat Oyj	2,436	40,046
Nordea Bank Abp(a)	97,564	1,018,625
Orion Oyj, Class B	1,580	72,341
Sampo Oyj, Class A	5,682	280,574
Stora Enso Oyj, Class R	3,892	77,147
UPM-Kymmene Oyj	6,655	219,623
Uponor Oyj	1,945	39,711
Valmet Oyj(a)	2,319	72,789

Total Finland		2,811,508

France - 9.5%
Air Liquide SA	3,554	628,427
ALD SA(b)	9,135	122,375
Amundi SA(b)	1,922	133,016
Arkema SA	648	78,408
AXA SA	50,462	1,491,533
BNP Paribas SA	13,457	777,544
Bollore SE	17,224	91,107
Bouygues SA	4,694	165,197
Bureau Veritas SA	4,321	124,713
Capgemini SE	693	156,141
Carrefour SA	5,935	129,727
Chargeurs SA	506	11,463
Cie de Saint-Gobain	3,729	225,170
Cie Generale des Etablissements Michelin SCA	1,157	158,278
Cie Plastic Omnium SA	1,763	32,366
Coface SA	1,020	12,404
Covivio(a)	1,086	87,170
Credit Agricole SA	43,482	526,667
Danone SA	5,278	293,805
Dassault Systemes SE	2,096	104,281
Edenred	1,522	76,070
Eiffage SA	1,444	149,806
Electricite de France SA(a)	12,030	114,229
Engie SA	24,412	324,152
EssilorLuxottica SA	1,192	220,560
Eurazeo SE	757	64,350
Eutelsat Communications SA	5,867	64,261
Gecina SA	956	121,580
Hermes International	160	229,918
ICADE	1,410	91,542
Ipsen SA	216	27,230
Kering SA	421	269,673
Klepierre SA*(a)	3,438	92,496
L’Oreal SA	2,128	861,495
La Francaise des Jeux SAEM(b)	1,733	69,339
Legrand SA	1,472	141,475
LVMH Moet Hennessy Louis Vuitton SE	1,910	1,380,080
Metropole Television SA	4,767	94,836
Nexity SA	1,927	68,396
Orange SA	59,140	704,346
Pernod Ricard SA	1,177	261,001
Publicis Groupe SA	2,685	165,087
Rexel SA*	4,053	87,621
Rothschild & Co.	341	13,602
Rubis SCA	1,804	53,533
Sanofi	11,448	1,178,357
Schneider Electric SE	3,983	674,325

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2022

Investments	Shares	Value
SEB SA	647	$91,137
Societe BIC SA	1,009	51,328
Societe Generale SA	3,792	103,201
Teleperformance	214	82,456
Television Francaise 1	4,742	46,483
Thales SA	1,346	170,655
Trigano SA	400	58,748
Valeo	1,426	26,584
Veolia Environnement SA	5,119	165,687
Verallia SA(b)	1,590	38,107
Vinci SA	4,146	428,967
Wendel SE	924	95,201

Total France		14,307,706

Germany - 7.3%
adidas AG	375	88,414
Allianz SE, Registered Shares	5,032	1,212,432
BASF SE	10,811	622,614
Bayer AG, Registered Shares	9,278	641,069
Bayerische Motoren Werke AG	3,775	330,140
Beiersdorf AG	776	82,197
Bilfinger SE	639	24,572
Brenntag SE	1,481	120,852
Covestro AG(b)	1,433	73,089
Deutsche Boerse AG	754	136,747
Deutsche Post AG, Registered Shares	12,185	590,435
Deutsche Telekom AG, Registered Shares	47,405	893,081
Deutsche Wohnen SE, Bearer Shares	1,986	67,176
DWS Group GmbH & Co. KGaA(b)	1,591	58,878
E.ON SE	46,394	544,181
Evonik Industries AG	4,485	125,654
Freenet AG	5,639	152,464
Fresenius SE & Co. KGaA	2,197	81,512
GEA Group AG	1,180	48,985
Hannover Rueck SE	1,206	207,116
Hapag-Lloyd AG(b)	1,205	424,479
HeidelbergCement AG	736	42,305
Hella GmbH & Co. KGaA	880	57,025
Henkel AG & Co. KGaA	1,416	94,452
Hochtief AG	1,605	109,291
Infineon Technologies AG	3,241	111,735
Knorr-Bremse AG	385	29,832
LEG Immobilien SE	811	93,169
Mercedes-Benz Group AG, Registered Shares	5,966	423,575
Merck KGaA	456	96,324
METRO AG*	7,960	71,438
Muenchener Rueckversicherungs - Gesellschaft AG in Muenchen, Registered Shares	1,543	417,187
ProSiebenSat.1 Media SE	5,352	69,017
Rheinmetall AG	650	138,931
RWE AG	3,252	143,033
SAP SE	4,822	542,529
Siemens AG, Registered Shares	5,498	768,706
Siemens Healthineers AG(b)	4,629	289,662
Stroeer SE & Co. KGaA	1,172	81,632
TAG Immobilien AG	3,279	74,974
Talanx AG*	3,325	148,056
Telefonica Deutschland Holding AG	36,247	99,575
Traton SE	3,238	60,779
Vantage Towers AG	2,306	82,336
Volkswagen AG	1,256	316,112
Vonovia SE	4,489	211,325

Total Germany		11,099,087

Hong Kong - 2.8%
AIA Group Ltd.	49,800	524,301
Bank of East Asia Ltd.	26,749	42,012
CLP Holdings Ltd.	38,000	370,470
Hang Lung Group Ltd.	50,000	106,239
Hang Lung Properties Ltd.	51,000	102,893
Hang Seng Bank Ltd.	27,700	534,801
Henderson Land Development Co. Ltd.	49,000	203,974
Hong Kong & China Gas Co. Ltd.	150,816	182,757
Hong Kong Exchanges & Clearing Ltd.	6,559	311,057
Hutchison Port Holdings Trust	279,000	68,355
Hysan Development Co. Ltd.	37,000	108,193
Link REIT	20,200	172,817
MTR Corp. Ltd.	46,643	252,232
Power Assets Holdings Ltd.	49,000	319,413
Singamas Container Holdings Ltd.	30,000	4,405
Sino Land Co. Ltd.	76,000	98,598
Sun Hung Kai Properties Ltd.	28,000	334,653
Swire Pacific Ltd., Class A	21,500	131,503
Swire Pacific Ltd., Class B	50,000	50,438
Swire Properties Ltd.	49,600	123,249
Techtronic Industries Co. Ltd.	8,500	137,734

Total Hong Kong		4,180,094

Ireland - 0.3%
CRH PLC	5,561	224,914
Kerry Group PLC, Class A	486	54,669
Smurfit Kappa Group PLC	2,934	132,050

Total Ireland		411,633

Israel - 0.5%
Azrieli Group Ltd.	1,158	102,256
Bank Hapoalim BM	11,592	115,330
Bank Leumi Le-Israel BM	12,114	131,114
Gazit-Globe Ltd.	7,948	72,451
ICL Group Ltd.	13,392	160,431
Mizrahi Tefahot Bank Ltd.	2,278	89,371
Tiv Taam Holdings 1 Ltd.	5,120	14,279
Victory Supermarket Chain Ltd.	1,346	24,796

Total Israel		710,028

Italy - 3.7%
A2A SpA	74,570	128,977
ACEA SpA	5,216	96,746
Alerion Cleanpower SpA(a)	532	17,876
Anima Holding SpA(b)	18,909	85,882

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2022

Investments	Shares	Value
Assicurazioni Generali SpA(a)	28,415	$656,663
Azimut Holding SpA	2,979	70,037
Banca Mediolanum SpA	13,994	120,764
Banco BPM SpA	11,775	35,243
BFF Bank SpA(b)	7,016	52,576
BPER Banca(a)	19,790	35,000
Enel SpA	123,597	834,473
Eni SpA	44,392	656,627
ERG SpA	2,313	77,619
Esprinet SpA	1,132	12,117
Ferrari NV	479	105,899
Hera SpA	21,602	80,423
Infrastrutture Wireless Italiane SpA(a)(b)	13,025	147,314
Intesa Sanpaolo SpA	314,396	728,835
Iren SpA	37,307	99,789
Italgas SpA	13,973	90,546
Mediobanca Banca di Credito Finanziario SpA	18,098	185,661
Poste Italiane SpA(b)	16,697	191,724
Recordati Industria Chimica e Farmaceutica SpA	1,682	85,414
Snam SpA	55,835	325,037
Telecom Italia SpA(a)	207,766	77,095
Terna - Rete Elettrica Nazionale	28,968	250,953
UniCredit SpA	3,830	41,997
Unieuro SpA(b)	1,323	25,981
Unipol Gruppo SpA	18,443	102,193
UnipolSai Assicurazioni SpA	71,288	213,050
Webuild SpA(a)	14,276	25,589

Total Italy		5,658,100

Japan - 20.4%
&Do Holdings Co. Ltd.	2,400	19,002
Advan Group Co. Ltd.	5,000	37,075
Advantest Corp.(a)	1,000	79,670
Aeon Co. Ltd.	4,400	94,598
AEON Financial Service Co. Ltd.	5,300	53,142
AGC, Inc.	2,600	105,071
Aichi Steel Corp.	1,100	21,778
Aisin Corp.	2,600	89,862
Ajinomoto Co., Inc.	4,500	128,836
Akatsuki, Inc.	600	14,365
Akita Bank Ltd.	1,500	20,787
Aomori Bank Ltd.*	3,200	49,697
Aruhi Corp.(a)	5,000	41,071
Asahi Group Holdings Ltd.	2,400	88,209
Asahi Holdings, Inc.	3,800	70,912
Asahi Kasei Corp.	13,700	119,928
Asahi Net, Inc.	4,600	22,285
Astellas Pharma, Inc.	13,100	206,254
Avex, Inc.(a)	2,400	26,378
Bandai Namco Holdings, Inc.	1,100	84,212
Bank of Iwate Ltd.	2,700	41,109
Bank of Nagoya Ltd.	2,200	52,401
Bridgestone Corp.	5,400	211,684
Brother Industries Ltd.(a)	3,100	57,134
Canon, Inc.	11,200	276,182
Cawachi Ltd.	1,600	29,621
Central Security Patrols Co. Ltd.	900	18,575
Chiba Bank Ltd.(a)	15,300	91,390
Chubu Electric Power Co., Inc.(a)	8,600	89,490
Chugai Pharmaceutical Co. Ltd.	5,700	192,403
Chugoku Electric Power Co., Inc.(a)	5,300	36,985
Chukyo Bank Ltd.	3,000	39,522
Concordia Financial Group Ltd.	21,500	81,129
Cosmo Energy Holdings Co. Ltd.	4,200	91,007
Cybernet Systems Co. Ltd.(a)	2,400	14,672
Dai Nippon Printing Co. Ltd.	3,700	87,733
Dai-ichi Life Holdings, Inc.	10,100	207,950
Daifuku Co. Ltd.	400	28,968
Daiken Medical Co. Ltd.(a)	5,900	24,791
Daikin Industries Ltd.	700	129,244
Daikyonishikawa Corp.(a)	5,200	23,135
Daito Trust Construction Co. Ltd.	700	74,917
Daiwa House Industry Co. Ltd.	4,500	118,678
Daiwa Securities Group, Inc.(a)	14,900	85,036
Daiwabo Holdings Co. Ltd.	2,300	31,248
Denso Corp.	4,300	278,459
Dentsu Group, Inc.	1,700	70,311
Digital Holdings, Inc.	700	8,057
Disco Corp.	300	85,026
Ehime Bank Ltd.(a)	3,400	26,164
Electric Power Development Co. Ltd.	4,700	67,688
ENEOS Holdings, Inc.	50,000	188,671
FANUC Corp.	1,000	178,332
Fast Retailing Co. Ltd.	200	103,794
FIDEA Holdings Co. Ltd.(a)	1,500	15,732
Fuji Electric Co. Ltd.	1,500	76,128
Fujicco Co. Ltd.(a)	4,600	73,107
FUJIFILM Holdings Corp.	2,600	160,702
Fujimi, Inc.	400	22,146
Fujitsu Ltd.	700	106,204
Fukui Bank Ltd.(a)	2,900	33,689
Fukuoka Financial Group, Inc.(a)	5,200	101,708
Furukawa Co. Ltd.	4,700	49,914
Futaba Industrial Co. Ltd.(a)	1,500	4,498
GMO Financial Holdings, Inc.(a)	9,900	67,128
H-One Co. Ltd.	1,600	8,015
H.U. Group Holdings, Inc.	3,100	74,196
Hagiwara Electric Holdings Co. Ltd.(a)	600	9,986
Hakudo Co. Ltd.	100	2,127
Haseko Corp.	7,000	81,145
Hitachi Ltd.	4,500	228,568
Hokkaido Gas Co. Ltd.	1,300	15,766
Hokkoku Financial Holdings, Inc.(a)	2,400	60,507
Honda Motor Co. Ltd.	12,900	370,606
Hoya Corp.	900	104,033
Hulic Co. Ltd.	3,700	33,563
Hyakujushi Bank Ltd.	1,300	17,769
Ichinen Holdings Co. Ltd.(a)	1,400	15,041
Idemitsu Kosan Co. Ltd.(a)	4,500	125,129
Iida Group Holdings Co. Ltd.(a)	2,200	38,336
Inpex Corp.	15,900	188,639
Isuzu Motors Ltd.	6,400	83,734

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2022

Investments	Shares	Value
ITOCHU Corp.	16,100	$549,688
J-Oil Mills, Inc.(a)	4,700	62,228
J. Front Retailing Co. Ltd.	5,400	44,357
Japan Exchange Group, Inc.	4,100	77,220
Japan Post Holdings Co. Ltd.	46,000	340,485
Japan Post Insurance Co. Ltd.	4,500	79,193
Japan Property Management Center Co. Ltd.	2,700	22,846
Japan Tobacco, Inc.	45,700	785,983
JDC Corp.(a)	7,100	32,290
JFE Holdings, Inc.	4,600	65,300
JM Holdings Co. Ltd.	1,700	24,441
JSR Corp.(a)	2,500	74,768
Kajima Corp.	1,300	15,970
Kansai Electric Power Co., Inc.	7,600	71,946
Kao Corp.	2,000	82,801
KDDI Corp.	30,100	993,207
Keiyo Bank Ltd.	17,600	71,778
Keyence Corp.	230	108,486
Ki-Star Real Estate Co. Ltd.	100	4,342
Kikkoman Corp.	800	53,586
Kirin Holdings Co. Ltd.	7,500	113,017
Kisoji Co. Ltd.(a)	3,400	58,490
Kobe Steel Ltd.	4,300	20,938
Komatsu Ltd.	6,100	147,908
Kubota Corp.	5,900	111,948
Kuraray Co. Ltd.	4,700	40,930
Kyowa Kirin Co. Ltd.	2,400	56,315
Kyushu Electric Power Co., Inc.	14,200	95,583
Kyushu Railway Co.	2,900	59,899
Lawson, Inc.	1,400	53,924
LEC, Inc.(a)	2,500	18,126
LIFULL Co. Ltd.	6,300	12,821
LIKE, Inc.	500	8,453
Lixil Corp.	3,300	62,262
Makita Corp.	900	29,178
Marubeni Corp.	21,400	251,422
Marvelous, Inc.	3,900	23,199
Matsui Securities Co. Ltd.(a)	7,800	51,861
MatsukiyoCocokara & Co.	600	21,429
Mebuki Financial Group, Inc.	36,700	77,406
MEIJI Holdings Co. Ltd.	1,900	103,473
Mie Kotsu Group Holdings, Inc.	3,900	14,652
MINEBEA MITSUMI, Inc.	3,100	68,807
Ministop Co. Ltd.	100	1,195
Mitsubishi Chemical Holdings Corp.	15,000	100,980
Mitsubishi Corp.	15,300	579,982
Mitsubishi Electric Corp.	12,700	147,534
Mitsubishi Estate Co. Ltd.	8,300	124,389
Mitsubishi Gas Chemical Co., Inc.	3,200	54,865
Mitsubishi HC Capital, Inc.	21,500	100,968
Mitsubishi Heavy Industries Ltd.	3,500	115,922
Mitsubishi Materials Corp.	4,200	74,155
Mitsubishi UFJ Financial Group, Inc.	148,700	931,465
Mitsui Chemicals, Inc.	2,300	58,554
Mitsui Fudosan Co. Ltd.	3,600	77,710
Mitsui OSK Lines Ltd.(a)	8,900	250,776
Miyazaki Bank Ltd.	1,100	18,697
Mizuho Financial Group, Inc.	26,850	346,644
Mizuho Medy Co. Ltd.(a)	300	4,948
MS&AD Insurance Group Holdings, Inc.	8,200	268,751
Murata Manufacturing Co. Ltd.	3,900	260,814
Nabtesco Corp.	1,400	37,602
NEC Capital Solutions Ltd.	800	13,683
NEC Corp.	1,700	72,132
NET One Systems Co. Ltd.	600	14,143
NGK Insulators Ltd.	4,400	63,548
NGK Spark Plug Co. Ltd.	3,600	58,638
Nidec Corp.	700	56,219
Nihon Chouzai Co. Ltd.	2,100	23,011
Nihon Flush Co. Ltd.(a)	1,500	12,185
Nihon Tokushu Toryo Co. Ltd.	1,500	10,356
Nihon Unisys Ltd.	2,000	51,329
Nintendo Co. Ltd.	1,300	660,523
Nippon Aqua Co. Ltd.	3,300	17,863
Nippon Carbon Co. Ltd.	1,500	51,782
Nippon Electric Glass Co. Ltd.	2,300	51,467
Nippon Express Holdings, Inc.	1,200	83,246
Nippon Gas Co. Ltd.(a)	2,800	34,396
Nippon Steel Corp.	6,000	107,320
Nippon Telegraph & Telephone Corp.	47,500	1,387,333
Nippon Yusen KK	3,200	283,683
Nishimatsu Construction Co. Ltd.(a)	3,000	90,711
Nissan Chemical Corp.	1,100	65,524
Nissin Foods Holdings Co. Ltd.	900	63,547
Nitori Holdings Co. Ltd.	200	25,310
Nitto Denko Corp.	1,700	123,534
NOF Corp.	1,300	53,767
Nomura Real Estate Holdings, Inc.	3,300	79,744
Nomura Research Institute Ltd.	3,000	99,361
NTT Data Corp.	5,800	115,546
Oita Bank Ltd.(a)	1,700	26,850
Oji Holdings Corp.	14,900	74,515
Okinawa Financial Group, Inc.	1,800	30,461
Okuwa Co. Ltd.	900	6,829
Olympus Corp.	2,700	52,031
Omron Corp.	800	54,140
Ono Pharmaceutical Co. Ltd.	4,600	116,199
Open House Group Co. Ltd.	1,300	58,051
Osaka Gas Co. Ltd.	4,600	79,285
Otsuka Holdings Co. Ltd.	2,400	83,681
Panasonic Corp.	14,300	140,025
Pigeon Corp.	1,400	24,834
Pola Orbis Holdings, Inc.	1,100	14,491
Premium Group Co. Ltd.	200	6,665
Recruit Holdings Co. Ltd.	1,700	75,829
Resona Holdings, Inc.	14,500	62,611
Rohm Co. Ltd.	700	55,308
Roland Corp.	700	23,271
Sala Corp.	3,000	15,794
Sanoh Industrial Co. Ltd.(a)	800	4,614
Sanshin Electronics Co. Ltd.(a)	100	1,324
SBI Holdings, Inc.	3,300	84,284
Scala, Inc.	3,500	21,771
Scroll Corp.(a)	400	2,745
SCSK Corp.	4,600	79,626
Secom Co. Ltd.	1,100	80,369
Sega Sammy Holdings, Inc.	5,000	87,044
Seikagaku Corp.(a)	4,600	33,162

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2022

Investments	Shares	Value
Seiko Epson Corp.(a)	4,500	$68,255
Sekisui Chemical Co. Ltd.	6,400	92,751
Sekisui House Ltd.	8,500	166,043
Senshu Ikeda Holdings, Inc.(a)	6,100	8,695
Seven & I Holdings Co. Ltd.	4,200	201,150
SG Holdings Co. Ltd.	2,800	53,336
Shimadzu Corp.	1,200	41,870
Shimamura Co. Ltd.	800	71,646
Shimano, Inc.	300	69,590
Shimizu Corp.	10,100	61,162
Shin-Etsu Chemical Co. Ltd.	1,700	263,176
Shinnihon Corp.	2,000	12,012
Shionogi & Co. Ltd.	1,600	99,263
Shiseido Co. Ltd.	800	40,984
SMC Corp.	100	56,717
Sodick Co. Ltd.	4,000	25,870
SoftBank Corp.	104,200	1,225,933
SoftBank Group Corp.	2,400	109,920
Sojitz Corp.(a)	4,780	79,434
Sompo Holdings, Inc.	4,400	195,068
Sony Group Corp.	1,800	188,787
Square Enix Holdings Co. Ltd.	900	40,264
Subaru Corp.	3,200	51,358
Sumitomo Chemical Co. Ltd.	10,000	46,303
Sumitomo Corp.	8,500	148,395
Sumitomo Dainippon Pharma Co. Ltd.(a)	3,200	31,848
Sumitomo Electric Industries Ltd.	3,800	45,772
Sumitomo Forestry Co. Ltd.	2,500	44,655
Sumitomo Heavy Industries Ltd.	3,000	69,652
Sumitomo Metal Mining Co. Ltd.	3,700	187,873
Sumitomo Mitsui Financial Group, Inc.	15,500	498,937
Sumitomo Mitsui Trust Holdings, Inc.	4,400	145,041
Sumitomo Realty & Development Co. Ltd.	2,100	58,636
Sumitomo Rubber Industries Ltd.	7,700	71,306
Suncall Corp.(a)	2,400	9,788
Suntory Beverage & Food Ltd.	2,900	111,341
Suzuki Motor Corp.	2,500	86,777
Sysmex Corp.	600	44,110
Tachi-S Co. Ltd.(a)	1,000	8,198
Taihei Dengyo Kaisha Ltd.(a)	1,800	39,211
Taiho Kogyo Co. Ltd.(a)	1,900	11,052
Taisei Corp.	2,500	72,812
Takeda Pharmaceutical Co. Ltd.	20,900	602,333
Tama Home Co. Ltd.	100	2,104
TDK Corp.	1,700	62,468
Terumo Corp.	2,500	76,704
Toho Bank Ltd.(a)	16,100	27,193
Toho Gas Co. Ltd.	700	15,716
Toho Zinc Co. Ltd.(a)	500	12,136
Tokai Carbon Co. Ltd.	3,500	33,191
Tokio Marine Holdings, Inc.	5,700	334,744
Tokyo Electron Device Ltd.(a)	300	12,877
Tokyo Electron Ltd.	1,200	625,335
Tokyo Gas Co. Ltd.(a)	4,400	80,913
Tokyo Tekko Co. Ltd.(a)	1,200	13,199
Tokyu Fudosan Holdings Corp.	11,400	63,305
TOMONY Holdings, Inc.(a)	8,500	22,970
Toray Industries, Inc.	13,000	68,419
Toshiba Corp.	2,300	88,115
Tosoh Corp.	4,600	68,749
TOTO Ltd.	1,200	48,840
Towa Bank Ltd.	8,700	38,635
Toyo Kanetsu KK(a)	200	4,040
Toyo Seikan Group Holdings Ltd.	4,600	53,286
Toyo Suisan Kaisha Ltd.	800	28,803
Toyota Boshoku Corp.	3,600	59,380
Toyota Motor Corp.	101,470	1,858,019
Toyota Tsusho Corp.	2,800	116,729
TPR Co. Ltd.(a)	2,800	30,013
Trend Micro, Inc.	2,200	129,780
Tsurumi Manufacturing Co. Ltd.	1,800	26,976
TV Tokyo Holdings Corp.	3,000	49,186
Unicharm Corp.	2,500	89,784
USS Co. Ltd.	5,000	84,820
V Technology Co. Ltd.(a)	300	8,157
Vital KSK Holdings, Inc.	2,700	16,350
Wakita & Co. Ltd.	3,000	24,717
Yakult Honsha Co. Ltd.	1,200	64,461
YAMABIKO Corp.	900	11,093
Yamada Holdings Co. Ltd.*	22,900	71,695
Yamagata Bank Ltd.	5,000	35,716
Yamaha Corp.	1,100	48,486
Yamaha Motor Co. Ltd.	4,400	99,909
Yamanashi Chuo Bank Ltd.	3,400	26,668
Yamato Holdings Co. Ltd.(a)	3,400	64,232
Yokohama Rubber Co. Ltd.	1,000	13,940
Yokorei Co. Ltd.(a)	3,800	26,831
Yorozu Corp.(a)	600	4,395
Zeon Corp.	3,900	43,828

Total Japan		30,811,602

Netherlands - 2.1%
Aalberts NV	266	13,964
Aegon NV	9,905	52,922
Akzo Nobel NV	1,407	122,453
Arcadis NV	276	12,560
ASM International NV	251	92,747
ASML Holding NV	690	468,315
ASR Nederland NV	3,047	143,170
BE Semiconductor Industries NV	354	30,667
Euronext NV(b)	355	32,666
Heineken Holding NV	981	77,606
Heineken NV	968	93,251
ING Groep NV	31,297	331,198
Koninklijke Ahold Delhaize NV	9,437	305,710
Koninklijke DSM NV(a)	842	152,238
Koninklijke KPN NV	63,215	221,067
Koninklijke Philips NV	3,994	123,230
Koninklijke Vopak NV	1,469	48,005
NN Group NV	5,618	286,665
PostNL NV(a)	20,346	78,327
Randstad NV(a)	2,222	135,087
RHI Magnesita NV	1,579	50,644
SBM Offshore NV	1,904	30,538

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2022

Investments	Shares	Value
Signify NV(b)	1,909	$90,123
Wolters Kluwer NV	1,939	208,365

Total Netherlands		3,201,518

Norway - 2.1%
ABG Sundal Collier Holding ASA	13,518	13,172
AF Gruppen ASA	3,717	85,018
Aker ASA, Class A	695	64,381
Aker BP ASA	2,773	104,844
Austevoll Seafood ASA	6,357	99,383
DNB Bank ASA	12,834	293,697
Equinor ASA	25,645	971,366
Gjensidige Forsikring ASA	7,121	178,106
Hunter Group ASA*	6,339	2,030
Kid ASA(b)	2,174	25,609
Komplett Bank ASA	18,662	16,007
Kongsberg Gruppen ASA	2,713	108,905
Mowi ASA	1,123	30,566
Norsk Hydro ASA	14,723	144,974
Orkla ASA	14,876	133,312
Pareto Bank ASA	6,283	47,209
Storebrand ASA	7,229	73,001
Telenor ASA	28,763	416,938
TGS ASA	3,063	46,099
Veidekke ASA	7,015	98,197
Yara International ASA	3,348	169,238

Total Norway		3,122,052

Portugal - 0.3%
EDP - Energias de Portugal SA	38,542	191,476
Galp Energia SGPS SA	14,765	189,172
Jeronimo Martins SGPS SA	3,469	83,873

Total Portugal		464,521

Singapore - 1.8%
China Aviation Oil Singapore Corp. Ltd.	25,100	16,970
DBS Group Holdings Ltd.	28,463	753,559
Hour Glass Ltd.	10,900	18,766
Jardine Cycle & Carriage Ltd.	4,600	85,076
Keppel Corp. Ltd.	32,400	153,699
NetLink NBN Trust	159,300	114,765
Olam Group Ltd.	67,000	86,637
Oversea-Chinese Banking Corp. Ltd.	50,101	458,307
Propnex Ltd.	10,900	15,142
Riverstone Holdings Ltd.	64,300	47,037
Sembcorp Industries Ltd.	43,500	85,820
Singapore Exchange Ltd.	11,800	86,930
Singapore Technologies Engineering Ltd.	31,500	95,895
Singapore Telecommunications Ltd.	81,600	159,178
United Overseas Bank Ltd.	22,528	533,008
Venture Corp. Ltd.	7,200	93,475

Total Singapore		2,804,264

Spain - 2.5%
Acciona SA	505	97,488
Acerinox SA	6,534	72,555
Aedas Homes SA(b)	1,863	47,676
Banco Bilbao Vizcaya Argentaria SA(a)	54,507	315,972
Banco Santander SA	52,155	179,894
CaixaBank SA	25,848	88,494
Cia de Distribucion Integral Logista Holdings SA(a)	6,264	115,696
ContourGlobal PLC(b)	12,846	32,339
EDP Renovaveis SA	2,644	68,663
Enagas SA	2,842	63,717
Ferrovial SA	4,773	128,147
Fomento de Construcciones y Contratas SA	6,274	75,811
Grupo Catalana Occidente SA	2,780	85,990
Iberdrola SA	62,236	686,929
Industria de Diseno Textil SA	16,026	352,704
Inmobiliaria Colonial Socimi SA	7,283	66,772
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros(a)	35,483	55,075
Mapfre SA	72,789	153,879
Metrovacesa SA(b)	6,677	56,982
Naturgy Energy Group SA	16,317	493,093
Prosegur Cash SA(a)(b)	21,046	13,839
Red Electrica Corp. SA	4,948	102,455
Repsol SA	14,962	198,504
Viscofan SA	1,543	92,365
Zardoya Otis SA	12,757	100,068

Total Spain		3,745,107

Sweden - 2.8%
Alfa Laval AB	1,838	64,157
Assa Abloy AB, Class B	5,672	155,138
Atlas Copco AB, Class A	4,033	212,785
Atlas Copco AB, Class B	2,684	123,697
Axfood AB	5,083	167,008
Boliden AB	1,381	70,847
Castellum AB(a)	3,526	88,269
Elekta AB, Class B	7,606	60,574
Epiroc AB, Class A	4,876	105,793
EQT AB	2,981	119,024
Essity AB, Class B(a)	4,951	118,045
Evolution AB(b)	601	62,432
Fabege AB(a)	5,869	87,852
FastPartner AB, Class A	5,611	62,616
Hexagon AB, Class B	1,831	26,082
Hexpol AB	8,033	79,611
Intrum AB	1,349	36,897
Investment AB Latour, Class B	2,630	84,944
Lundin Energy AB(a)	5,611	240,410
Nordic Paper Holding AB	5,014	18,185
Peab AB, Class B	9,746	99,140
Saab AB, Class B	2,979	109,258
Sandvik AB	5,130	110,643
Scandi Standard AB	10,344	39,569
Securitas AB, Class B	6,204	70,865
Skandinaviska Enskilda Banken AB, Class A(a)	20,889	229,637
Skanska AB, Class B	5,335	121,018
SKF AB, Class B(a)	2,667	44,057

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2022

Investments	Shares	Value
Svenska Cellulosa AB SCA, Class B	1,755	$34,547
Svenska Handelsbanken AB, Class A(a)	13,198	123,067
Svenska Handelsbanken AB, Class B(a)	5,546	59,123
Swedbank AB, Class A(a)	4,995	75,573
Swedish Match AB	17,049	129,669
Tele2 AB, Class B	12,867	196,469
Telefonaktiebolaget LM Ericsson, Class B	17,563	162,638
Telia Co. AB(a)	51,820	209,851
Trelleborg AB, Class B	5,219	122,643
Volvo AB, Class A	5,946	115,482
Volvo AB, Class B	8,493	160,940

Total Sweden		4,198,555

Switzerland - 9.1%
ABB Ltd., Registered Shares	18,203	596,778
Adecco Group AG, Registered Shares	1,747	79,752
Baloise Holding AG, Registered Shares	617	110,695
Banque Cantonale Vaudoise, Registered Shares	626	54,556
BKW AG	623	78,531
Cie Financiere Richemont SA, Class A, Registered Shares	2,191	280,943
Clariant AG, Registered Shares*	1,784	31,192
Coca-Cola HBC AG*	2,795	58,862
DKSH Holding AG	1,015	85,755
EMS-Chemie Holding AG, Registered Shares	170	166,536
Geberit AG, Registered Shares	211	131,197
Helvetia Holding AG, Registered Shares	630	82,631
Holcim Ltd., Registered Shares*	5,762	283,576
Julius Baer Group Ltd.	1,314	76,934
Kuehne + Nagel International AG, Registered Shares	887	253,594
Landis + Gyr Group AG*	714	45,544
Logitech International SA, Registered Shares	630	47,374
Lonza Group AG, Registered Shares	142	103,724
Mobilezone Holding AG, Registered Shares	3,127	55,591
Nestle SA, Registered Shares	24,100	3,147,862
Novartis AG, Registered Shares	22,491	1,985,758
Partners Group Holding AG	203	254,453
PSP Swiss Property AG, Registered Shares	687	90,779
Roche Holding AG	4,437	1,766,845
Roche Holding AG, Bearer Shares	1,009	444,059
Schindler Holding AG, Registered Shares	170	36,559
SGS SA, Registered Shares	79	221,140
SIG Combibloc Group AG*	3,125	79,462
Sika AG, Registered Shares	506	169,024
Sonova Holding AG, Registered Shares	55	23,165
STMicroelectronics NV	1,276	56,236
Sulzer AG, Registered Shares(a)	947	79,135
Swatch Group AG, Registered Shares	1,471	80,563
Swiss Life Holding AG, Registered Shares	436	281,523
Swiss Prime Site AG, Registered Shares	1,229	121,865
Swisscom AG, Registered Shares(a)	755	455,338
UBS Group AG, Registered Shares	22,097	435,697
VAT Group AG(b)	206	79,333
Zurich Insurance Group AG	2,587	1,284,153

Total Switzerland		13,716,714

United Kingdom - 15.4%
Abrdn PLC	29,235	82,720
Admiral Group PLC	9,095	306,918
Airtel Africa PLC(b)	52,400	96,244
Anglo American PLC	20,695	1,082,430
Antofagasta PLC	10,225	225,232
Ashmore Group PLC	22,260	68,172
Ashtead Group PLC	1,930	122,813
AstraZeneca PLC	8,867	1,182,885
Aviva PLC	63,661	378,947
BAE Systems PLC	47,429	447,998
Barclays PLC	34,453	67,273
Barratt Developments PLC	12,769	87,827
Bellway PLC	2,194	70,254
Big Yellow Group PLC	4,787	96,811
BP PLC	200,758	992,156
British Land Co. PLC	16,545	115,542
Bunzl PLC	4,346	169,834
Burberry Group PLC	3,083	67,952
Cazoo Group Ltd.*	2,777	7,664
Central Asia Metals PLC	15,273	47,860
Close Brothers Group PLC	5,489	86,075
CNH Industrial NV	2,620	41,963
Coca-Cola Europacific Partners PLC	2,199	109,124
Computacenter PLC	2,625	101,682
ConvaTec Group PLC(b)	29,853	84,744
Croda International PLC	848	87,982
DCC PLC	859	67,023
Diageo PLC	16,586	843,710
Direct Line Insurance Group PLC	42,049	152,306
Diversified Energy Co. PLC	37,136	57,990
Domino’s Pizza Group PLC	13,589	67,739
Drax Group PLC	10,134	104,875
DS Smith PLC	15,495	65,713
Ferrexpo PLC	26,167	64,254
Fresnillo PLC	8,848	85,509
GlaxoSmithKline PLC	65,152	1,413,008
Grafton Group PLC	3,824	49,468
H&T Group PLC	2,212	10,077
Hargreaves Lansdown PLC	1,998	26,517
Hikma Pharmaceuticals PLC	2,878	78,098
HomeServe PLC	6,567	72,889
HSBC Holdings PLC	170,390	1,178,704
Hunting PLC	3,127	12,372
IMI PLC	4,251	76,288
Imperial Brands PLC	29,447	624,413

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2022

Investments	Shares	Value
Inchcape PLC	8,332	$73,501
Intertek Group PLC	932	64,105
Investec PLC	10,076	66,810
J. Sainsbury PLC	25,114	83,559
James Fisher & Sons PLC*	1,322	6,022
Johnson Matthey PLC	2,131	52,707
Jupiter Fund Management PLC	7,061	19,207
Kingfisher PLC	21,195	71,273
Land Securities Group PLC	14,401	148,958
Legal & General Group PLC	78,301	280,419
Linde PLC*	1,832	592,148
Lloyds Banking Group PLC	348,554	215,947
London Stock Exchange Group PLC	946	99,221
Mondi PLC	2,599	51,039
Moneysupermarket.com Group PLC	28,997	72,540
Morgan Sindall Group PLC	1,440	45,788
National Grid PLC	43,843	676,778
NatWest Group PLC	67,647	192,297
OSB Group PLC	15,634	116,611
Pan African Resources PLC	18,415	5,431
Pearson PLC	4,734	46,785
Pets at Home Group PLC	5,669	26,975
Reach PLC	3,328	8,027
Reckitt Benckiser Group PLC	4,929	378,483
Redde Northgate PLC	2,724	15,494
Redrow PLC	5,806	39,965
RELX PLC	11,886	372,933
Rio Tinto PLC	40,354	3,310,311
Rotork PLC	18,627	80,050
Royal Mail PLC	12,378	53,619
Sage Group PLC	5,926	54,711
Schroders PLC	2,901	123,411
Segro PLC	7,939	140,644
Severn Trent PLC	2,769	112,218
Shell PLC	55,696	1,546,209
Smith & Nephew PLC	3,075	49,394
Smiths Group PLC	3,495	66,840
SSE PLC	18,161	418,096
St. James’s Place PLC	5,459	104,112
Standard Chartered PLC	22,999	154,497
Synthomer PLC	12,770	51,382
Tate & Lyle PLC	15,159	146,141
Taylor Wimpey PLC	78,162	134,506
TBC Bank Group PLC	1,785	25,852
Tesco PLC	52,931	192,349
Unilever PLC	21,955	998,739
United Utilities Group PLC	15,071	223,137
UP Global Sourcing Holdings PLC	773	1,338
Vivo Energy PLC(b)	54,078	97,262

Total United Kingdom		23,187,896

TOTAL COMMON STOCKS (Cost: $132,750,898)		148,445,710

RIGHTS - 0.0%

Austria - 0.0%
CA Immobilien Anlagen AG, *† (Cost: $0)	1,448	0

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.1%

United States - 3.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.25%(c) (Cost: $4,627,018)	4,627,018	4,627,018

TOTAL INVESTMENTS IN SECURITIES - 101.5% (Cost: $137,377,916)		153,072,728
Other Assets less Liabilities - (1.5)%		(2,271,053)

NET ASSETS - 100.0%		$150,801,675

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)

Security, or portion thereof, was on loan at March 31, 2022. At March 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $7,554,273 and the total market value of the collateral held by the Fund was $8,074,103. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,447,085.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2022.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	4/5/2022	4,315,147	AUD	3,240,455	USD	$38	$—
Bank of America NA	4/5/2022	2,977,445	CHF	3,235,428	USD	147	—
Bank of America NA	4/5/2022	2,273,942	DKK	340,133	USD	14	—
Bank of America NA	4/5/2022	6,510,163	EUR	7,243,429	USD	305	—
Bank of America NA	4/5/2022	2,022,882	GBP	2,663,466	USD	—	(61)
Bank of America NA	4/5/2022	278,259	ILS	87,193	USD	2	—
Bank of America NA	4/5/2022	778,179,679	JPY	6,411,272	USD	197	—
Bank of America NA	4/5/2022	4,086,508	NOK	467,343	USD	2	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2022

Bank of America NA	4/5/2022	9,820,623	SEK	1,053,767	USD	32	—
Bank of America NA	4/5/2022	480,239	SGD	354,847	USD	3	—
Bank of America NA	4/5/2022	3,260,666	USD	4,491,721	AUD	—	(112,427)
Bank of America NA	4/5/2022	3,255,607	USD	2,982,504	CHF	14,535	—
Bank of America NA	4/5/2022	342,255	USD	2,263,732	DKK	3,635	—
Bank of America NA	4/5/2022	7,288,605	USD	6,480,569	EUR	77,800	—
Bank of America NA	4/5/2022	2,680,078	USD	1,996,854	GBP	50,942	—
Bank of America NA	4/5/2022	87,737	USD	281,039	ILS	—	(330)
Bank of America NA	4/5/2022	6,451,258	USD	742,477,218	JPY	333,944	—
Bank of America NA	4/5/2022	470,258	USD	4,136,204	NOK	—	(2,770)
Bank of America NA	4/5/2022	1,060,339	USD	9,998,879	SEK	—	(12,588)
Bank of America NA	4/5/2022	357,060	USD	484,770	SGD	—	(1,137)
Bank of America NA	5/4/2022	2,234,432	USD	2,974,547	AUD	—	(97)
Bank of America NA	5/4/2022	3,389,804	USD	3,116,528	CHF	—	(254)
Bank of America NA	5/4/2022	365,586	USD	2,442,096	DKK	—	(26)
Bank of America NA	5/4/2022	7,292,738	USD	6,548,918	EUR	—	(388)
Bank of America NA	5/4/2022	93,147	USD	297,167	ILS	—	(17)
Bank of America NA	5/4/2022	529,753	USD	4,634,100	NOK	—	(12)
Bank of America NA	5/4/2022	1,094,573	USD	10,195,717	SEK	—	(53)
Bank of America NA	5/5/2022	2,730,049	USD	2,073,862	GBP	16	—
Bank of America NA	5/6/2022	379,451	USD	513,606	SGD	—	(7)
Bank of America NA	5/9/2022	6,454,365	USD	782,906,729	JPY	—	(267)
Barclays Bank PLC	4/5/2022	4,315,090	AUD	3,240,456	USD	—	(5)
Barclays Bank PLC	4/5/2022	2,977,335	CHF	3,235,428	USD	27	—
Barclays Bank PLC	4/5/2022	2,273,867	DKK	340,134	USD	2	—
Barclays Bank PLC	4/5/2022	6,509,994	EUR	7,243,429	USD	116	—
Barclays Bank PLC	4/5/2022	2,022,957	GBP	2,663,466	USD	38	—
Barclays Bank PLC	4/5/2022	278,219	ILS	87,192	USD	—	(9)
Barclays Bank PLC	4/5/2022	778,166,978	JPY	6,411,273	USD	91	—
Barclays Bank PLC	4/5/2022	4,086,532	NOK	467,342	USD	5	—
Barclays Bank PLC	4/5/2022	9,820,426	SEK	1,053,765	USD	13	—
Barclays Bank PLC	4/5/2022	480,240	SGD	354,845	USD	6	—
Barclays Bank PLC	5/4/2022	2,234,432	USD	2,974,567	AUD	—	(112)
Barclays Bank PLC	5/4/2022	3,389,804	USD	3,116,396	CHF	—	(111)
Barclays Bank PLC	5/4/2022	365,584	USD	2,442,119	DKK	—	(31)
Barclays Bank PLC	5/4/2022	7,292,738	USD	6,548,724	EUR	—	(172)
Barclays Bank PLC	5/4/2022	93,147	USD	297,204	ILS	—	(29)
Barclays Bank PLC	5/4/2022	529,752	USD	4,634,075	NOK	—	(10)
Barclays Bank PLC	5/4/2022	1,094,574	USD	10,195,727	SEK	—	(53)
Barclays Bank PLC	5/5/2022	2,730,047	USD	2,073,936	GBP	—	(84)
Barclays Bank PLC	5/6/2022	379,449	USD	513,611	SGD	—	(13)
Barclays Bank PLC	5/9/2022	6,454,364	USD	782,885,308	JPY	—	(91)
Citibank NA	4/1/2022	1,300	CHF	1,072	GBP	2	—
Citibank NA	4/5/2022	3,260,664	USD	4,491,192	AUD	—	(112,032)
Citibank NA	4/5/2022	3,255,607	USD	2,982,393	CHF	14,655	—
Citibank NA	4/5/2022	342,254	USD	2,263,708	DKK	3,638	—
Citibank NA	4/5/2022	7,288,606	USD	6,480,454	EUR	77,928	—
Citibank NA	4/5/2022	2,680,076	USD	1,996,917	GBP	50,858	—
Citibank NA	4/5/2022	87,735	USD	281,022	ILS	—	(326)
Citibank NA	4/5/2022	6,451,259	USD	742,489,591	JPY	333,843	—
Citibank NA	4/5/2022	470,256	USD	4,136,249	NOK	—	(2,777)
Citibank NA	4/5/2022	1,060,338	USD	9,998,782	SEK	—	(12,579)
Citibank NA	4/5/2022	357,058	USD	484,761	SGD	—	(1,133)
Goldman Sachs	4/5/2022	107,765	AUD	80,841	USD	86	—
Goldman Sachs	4/5/2022	75,114	CHF	80,716	USD	910	—
Goldman Sachs	4/5/2022	57,456	DKK	8,486	USD	109	—
Goldman Sachs	4/5/2022	164,466	EUR	180,705	USD	2,293	—
Goldman Sachs	4/5/2022	50,362	GBP	66,446	USD	—	(138)
Goldman Sachs	4/5/2022	6,994	ILS	2,175	USD	17	—
Goldman Sachs	4/5/2022	19,506,258	JPY	159,944	USD	769	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2022

Goldman Sachs	4/5/2022	100,677	NOK	11,659	USD	—	(145)
Goldman Sachs	4/5/2022	247,913	SEK	26,289	USD	313	—
Goldman Sachs	4/5/2022	12,024	SGD	8,852	USD	32	—
Goldman Sachs	4/5/2022	3,260,666	USD	4,491,504	AUD	—	(112,265)
Goldman Sachs	4/5/2022	3,255,607	USD	2,982,328	CHF	14,726	—
Goldman Sachs	4/5/2022	342,255	USD	2,263,954	DKK	3,602	—
Goldman Sachs	4/5/2022	7,288,605	USD	6,480,598	EUR	77,768	—
Goldman Sachs	4/5/2022	2,680,078	USD	1,996,889	GBP	50,897	—
Goldman Sachs	4/5/2022	87,737	USD	281,076	ILS	—	(341)
Goldman Sachs	4/5/2022	6,451,258	USD	742,487,540	JPY	333,859	—
Goldman Sachs	4/5/2022	470,258	USD	4,136,788	NOK	—	(2,837)
Goldman Sachs	4/5/2022	1,060,339	USD	9,999,041	SEK	—	(12,606)
Goldman Sachs	4/5/2022	357,060	USD	484,781	SGD	—	(1,146)
JP Morgan Chase Bank NA	4/4/2022	1,148	GBP	1,511	USD	—	(0)^
JP Morgan Chase Bank NA	4/4/2022	970,718	HKD	123,953	USD	—	(1)
JP Morgan Chase Bank NA	4/4/2022	1,662,800	JPY	13,700	USD	—	(0)^
JP Morgan Chase Bank NA	4/5/2022	4,315,147	AUD	3,240,455	USD	38	—
JP Morgan Chase Bank NA	4/5/2022	2,977,341	CHF	3,235,428	USD	34	—
JP Morgan Chase Bank NA	4/5/2022	2,273,872	DKK	340,133	USD	3	—
JP Morgan Chase Bank NA	4/5/2022	6,509,964	EUR	7,243,429	USD	84	—
JP Morgan Chase Bank NA	4/5/2022	2,022,897	GBP	2,663,466	USD	—	(41)
JP Morgan Chase Bank NA	4/5/2022	278,256	ILS	87,193	USD	2	—
JP Morgan Chase Bank NA	4/5/2022	778,163,009	JPY	6,411,272	USD	60	—
JP Morgan Chase Bank NA	4/5/2022	4,086,526	NOK	467,343	USD	4	—
JP Morgan Chase Bank NA	4/5/2022	9,820,409	SEK	1,053,767	USD	9	—
JP Morgan Chase Bank NA	4/5/2022	480,238	SGD	354,847	USD	2	—
JP Morgan Chase Bank NA	4/5/2022	3,260,666	USD	4,491,009	AUD	—	(111,893)
JP Morgan Chase Bank NA	4/5/2022	3,255,607	USD	2,982,299	CHF	14,757	—
JP Morgan Chase Bank NA	4/5/2022	342,255	USD	2,263,642	DKK	3,649	—
JP Morgan Chase Bank NA	4/5/2022	7,288,605	USD	6,480,258	EUR	78,146	—
JP Morgan Chase Bank NA	4/5/2022	2,680,078	USD	1,996,698	GBP	51,148	—
JP Morgan Chase Bank NA	4/5/2022	87,737	USD	281,041	ILS	—	(330)
JP Morgan Chase Bank NA	4/5/2022	6,451,258	USD	742,464,316	JPY	334,050	—
JP Morgan Chase Bank NA	4/5/2022	470,258	USD	4,136,285	NOK	—	(2,779)
JP Morgan Chase Bank NA	4/5/2022	1,060,339	USD	9,998,596	SEK	—	(12,558)
JP Morgan Chase Bank NA	4/5/2022	357,060	USD	484,763	SGD	—	(1,133)
JP Morgan Chase Bank NA	5/4/2022	186,202	USD	247,870	AUD	—	(2)
JP Morgan Chase Bank NA	5/4/2022	2,234,432	USD	2,974,487	AUD	—	(53)
JP Morgan Chase Bank NA	5/4/2022	282,484	USD	259,690	CHF	1	—
JP Morgan Chase Bank NA	5/4/2022	3,389,804	USD	3,116,362	CHF	—	(74)
JP Morgan Chase Bank NA	5/4/2022	30,466	USD	203,505	DKK	—	(1)
JP Morgan Chase Bank NA	5/4/2022	365,586	USD	2,442,008	DKK	—	(12)
JP Morgan Chase Bank NA	5/4/2022	607,728	USD	545,711	EUR	3	—
JP Morgan Chase Bank NA	5/4/2022	7,292,738	USD	6,548,718	EUR	—	(166)
JP Morgan Chase Bank NA	5/4/2022	7,762	USD	24,759	ILS	—	(0)^
JP Morgan Chase Bank NA	5/4/2022	93,147	USD	297,127	ILS	—	(5)
JP Morgan Chase Bank NA	5/4/2022	44,146	USD	386,173	NOK	—	(1)
JP Morgan Chase Bank NA	5/4/2022	529,753	USD	4,633,967	NOK	4	—
JP Morgan Chase Bank NA	5/4/2022	91,215	USD	849,611	SEK	—	(0)^
JP Morgan Chase Bank NA	5/4/2022	1,094,573	USD	10,195,395	SEK	—	(19)
JP Morgan Chase Bank NA	5/5/2022	227,504	USD	172,823	GBP	—	(0)^
JP Morgan Chase Bank NA	5/5/2022	2,730,049	USD	2,073,864	GBP	14	—
JP Morgan Chase Bank NA	5/6/2022	31,621	USD	42,800	SGD	—	(0)^
JP Morgan Chase Bank NA	5/6/2022	379,451	USD	513,604	SGD	—	(6)
JP Morgan Chase Bank NA	5/9/2022	537,863	USD	65,239,232	JPY	2	—
JP Morgan Chase Bank NA	5/9/2022	6,454,365	USD	782,883,493	JPY	—	(76)
UBS AG	4/5/2022	4,315,118	AUD	3,240,455	USD	17	—
UBS AG	4/5/2022	2,977,328	CHF	3,235,428	USD	20	—
UBS AG	4/5/2022	2,273,853	DKK	340,133	USD	1	—
UBS AG	4/5/2022	6,510,134	EUR	7,243,429	USD	272	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2022

UBS AG	4/5/2022	2,022,891	GBP	2,663,466	USD	—	(49)
UBS AG	4/5/2022	278,245	ILS	87,193	USD	—	(2)
UBS AG	4/5/2022	778,175,832	JPY	6,411,272	USD	165	—
UBS AG	4/5/2022	4,086,525	NOK	467,343	USD	3	—
UBS AG	4/5/2022	9,820,385	SEK	1,053,767	USD	7	—
UBS AG	4/5/2022	480,237	SGD	354,847	USD	1	—
UBS AG	5/4/2022	2,234,432	USD	2,974,543	AUD	—	(94)
UBS AG	5/4/2022	3,389,804	USD	3,116,443	CHF	—	(162)
UBS AG	5/4/2022	365,586	USD	2,442,098	DKK	—	(26)
UBS AG	5/4/2022	7,292,738	USD	6,548,860	EUR	—	(323)
UBS AG	5/4/2022	93,147	USD	297,084	ILS	9	—
UBS AG	5/4/2022	529,753	USD	4,634,060	NOK	—	(7)
UBS AG	5/4/2022	1,094,573	USD	10,195,590	SEK	—	(40)
UBS AG	5/5/2022	2,730,049	USD	2,073,900	GBP	—	(34)
UBS AG	5/6/2022	379,451	USD	513,615	SGD	—	(13)
UBS AG	5/9/2022	6,454,365	USD	782,898,984	JPY	—	(203)

						$1,930,720	$(519,582)

^	Amount represents less than $1.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total

Assets:
Investments in Securities
Common Stocks
Japan	$30,761,905	$49,697	$—		$30,811,602
Other	117,634,108	—	—		117,634,108
Rights	—	—	0	*	0
Investment of Cash Collateral for Securities Loaned	—	4,627,018	—		4,627,018

Total Investments in Securities	$148,396,013	$4,676,715	$0		$153,072,728

Financial Derivative Instruments
Foreign Currency Contracts [1]	$—	$1,930,720	$—		$1,930,720
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts [1]	$—	$(519,582)	$—		$(519,582)

Total - Net	$148,396,013	$6,087,853	$0		$154,483,866

*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2022

Investments	Shares	Value
COMMON STOCKS - 98.6%

Australia - 13.3%
Accent Group Ltd.	47,635	$60,811
Adairs Ltd.(a)	30,525	68,768
Adbri Ltd.	44,416	101,063
ARB Corp. Ltd.	2,865	89,372
AUB Group Ltd.(a)	5,133	87,963
Austal Ltd.	30,414	43,166
Australian Finance Group Ltd.	35,318	57,022
Autosports Group Ltd.(a)	19,472	29,099
Baby Bunting Group Ltd.(a)	8,187	31,724
Bapcor Ltd.	13,907	66,838
Beach Energy Ltd.(a)	52,115	60,856
Beacon Lighting Group Ltd.	28,750	60,236
Bega Cheese Ltd.(a)	10,835	39,137
Bravura Solutions Ltd.	11,481	15,346
Breville Group Ltd.(a)	2,602	53,617
Brickworks Ltd.	6,066	110,966
Capitol Health Ltd.	126,723	32,831
Cardno Ltd.	7,529	9,470
Centuria Capital Group	64,927	140,420
Codan Ltd.	7,375	40,540
Collins Foods Ltd.	1,502	11,933
Costa Group Holdings Ltd.	24,441	58,366
Credit Corp. Group Ltd.(a)	2,440	55,428
Cromwell Property Group	351,869	219,316
CSR Ltd.	48,147	222,359
Dicker Data Ltd.	7,009	76,793
Domain Holdings Australia Ltd.	10,665	32,116
Dusk Group Ltd.(a)	20,929	40,549
Eagers Automotive Ltd.(a)	13,143	140,940
Elders Ltd.	11,516	114,931
Genworth Mortgage Insurance Australia Ltd.	18,966	41,018
GrainCorp Ltd., Class A	11,365	72,544
Growthpoint Properties Australia Ltd.	89,652	295,553
GUD Holdings Ltd.	8,745	76,178
GWA Group Ltd.	25,611	47,889
Hansen Technologies Ltd.	7,779	33,531
Healius Ltd.	29,175	96,399
Home Consortium Ltd.(a)	8,512	44,105
Iluka Resources Ltd.	12,702	107,690
Infomedia Ltd.(a)	31,861	32,420
Ingenia Communities Group	14,906	56,640
Inghams Group Ltd.(a)	42,517	97,700
Insignia Financial Ltd.	43,406	120,604
Integral Diagnostics Ltd.	10,491	30,961
InvoCare Ltd.(a)	3,133	28,209
IPH Ltd.	12,956	77,543
IRESS Ltd.	12,136	108,815
IVE Group Ltd.	22,286	35,647
Johns Lyng Group Ltd.	6,377	41,615
Jumbo Interactive Ltd.	2,276	32,064
Kelsian Group Ltd.(a)	8,956	47,415
Lovisa Holdings Ltd.	3,783	53,181
MA Financial Group Ltd.(a)	5,911	35,733
McMillan Shakespeare Ltd.	9,087	81,887
Metcash Ltd.(a)	98,006	334,133
Monadelphous Group Ltd.(a)	7,316	60,159
Monash IVF Group Ltd.	60,238	53,830
Money3 Corp. Ltd.	15,621	36,013
MyState Ltd.	16,416	61,515
Navigator Global Investments Ltd.	27,683	33,885
Netwealth Group Ltd.	4,464	50,217
New Hope Corp. Ltd.(a)	72,985	186,347
NIB Holdings Ltd.	42,457	202,776
Nick Scali Ltd.(a)	6,412	54,651
Nickel Mines Ltd.	161,631	153,542
NRW Holdings Ltd.	40,228	64,950
Omni Bridgeway Ltd.*	8,035	22,929
Orora Ltd.	91,449	247,912
Pact Group Holdings Ltd.	26,942	47,141
Pendal Group Ltd.	55,338	193,236
Perpetual Ltd.	4,409	115,055
Pinnacle Investment Management Group Ltd.	9,103	72,460
Platinum Asset Management Ltd.	79,574	132,061
PSC Insurance Group Ltd.	15,876	54,007
Ramelius Resources Ltd.	28,332	30,637
Regis Healthcare Ltd.	23,459	38,052
Reliance Worldwide Corp. Ltd.	51,620	165,135
Resimac Group Ltd.(a)	42,428	55,757
Sandfire Resources Ltd.	36,697	156,527
Sims Ltd.	14,615	236,624
SmartGroup Corp. Ltd.	15,517	99,629
Super Retail Group Ltd.	25,160	194,985
Tassal Group Ltd.	15,993	43,116
Technology One Ltd.	8,705	75,045
United Malt Group Ltd.	11,281	32,022
Virtus Health Ltd.(a)	13,841	83,671
Viva Energy Group Ltd.(b)	45,908	81,015

Total Australia		7,336,351

Austria - 1.2%
AT&S Austria Technologie & Systemtechnik AG	832	46,657
Oesterreichische Post AG(a)	7,497	268,598
POLYTEC Holding AG(a)	5,025	37,292
S IMMO AG	3,027	74,601
S&T AG(a)	1,647	31,098
Semperit AG Holding	2,801	70,901
UNIQA Insurance Group AG	11,089	88,711
Zumtobel Group AG	3,248	26,490

Total Austria		644,348

Belgium - 1.4%
Befimmo SA	3,246	171,193
Bekaert SA	4,011	158,342
Deceuninck NV(a)	1,846	5,607
Econocom Group SA/NV	19,927	89,352
Fagron	1,739	31,964
Intervest Offices & Warehouses NV(a)	4,086	124,341
Ion Beam Applications	1,403	27,225
Recticel SA	1,512	36,338
TINC Comm VA	4,148	62,491
Xior Student Housing NV	1,370	77,131

Total Belgium		783,984

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2022

Investments	Shares	Value
China - 3.8%
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	38,300	$53,112
China Nonferrous Mining Corp. Ltd.	336,000	169,043
China South City Holdings Ltd.(a)	796,000	70,133
China Traditional Chinese Medicine Holdings Co. Ltd.	176,000	92,142
CITIC Telecom International Holdings Ltd.	658,678	242,229
CPMC Holdings Ltd.	133,900	70,956
Genertec Universal Medical Group Co. Ltd.(b)	165,800	109,243
Poly Property Group Co. Ltd.	420,000	106,188
Shanghai Industrial Holdings Ltd.	140,000	210,231
Shoucheng Holdings Ltd.(a)	576,000	85,318
Shougang Fushan Resources Group Ltd.	673,885	265,031
Simcere Pharmaceutical Group Ltd.(b)	102,000	137,799
Sino-Ocean Group Holding Ltd.	1,177,000	250,988
Yanlord Land Group Ltd.	197,609	181,058
Zensun Enterprises Ltd.(a)	78,000	36,852

Total China		2,080,323

Denmark - 1.7%
Alm Brand A/S	118,116	204,241
Cementir Holding NV	6,473	49,407
Chemometec A/S	254	31,364
D/S Norden A/S	4,366	154,386
FLSmidth & Co. A/S	831	22,063
Huscompagniet A/S	1,479	25,840
Matas A/S	1,939	27,930
Per Aarsleff Holding A/S	724	28,265
Scandinavian Tobacco Group A/S, Class A(b)	11,273	242,479
Spar Nord Bank A/S	5,585	74,268
Sydbank A/S	2,662	91,901

Total Denmark		952,144

Finland - 2.1%
Aktia Bank Oyj	7,820	94,840
Anora Group Oyj	9,721	95,182
Cargotec Oyj, Class B(a)	2,429	93,349
Caverion Oyj	5,795	33,625
Fiskars Oyj Abp	3,450	82,531
Kemira Oyj	10,448	137,988
Lassila & Tikanoja Oyj(a)	3,530	42,497
Musti Group Oyj	962	25,646
Oma Saastopankki Oyj	1,742	34,985
Raisio Oyj, Class V	13,555	40,269
Sanoma Oyj	5,126	73,118
Taaleri Oyj	3,705	58,126
Terveystalo Oyj(b)	4,093	51,188
Tokmanni Group Corp.	6,587	110,302
Uponor Oyj	4,540	92,694
Verkkokauppa.com Oyj(a)	4,906	26,174
YIT Oyj(a)	10,457	39,908

Total Finland		1,132,422

France - 3.3%
ABC Arbitrage	4,479	37,028
AKWEL	1,512	33,646
Albioma SA	1,777	87,193
Chargeurs SA	2,702	61,210
Coface SA	12,164	147,930
Fnac Darty SA	984	50,976
IPSOS	2,851	143,382
Kaufman & Broad SA	2,128	71,150
Maisons du Monde SA(a)(b)	1,406	27,189
Mersen SA	991	37,048
Metropole Television SA	16,900	336,212
Nexity SA	7,705	273,478
Quadient SA	1,413	26,790
Societe BIC SA	4,068	206,941
Television Francaise 1(a)	19,895	195,020
Vicat SA	3,184	108,937

Total France		1,844,130

Germany - 2.6%
7C Solarparken AG	11,184	55,251
Aareal Bank AG	1,478	46,868
AIXTRON SE	1,468	32,659
AURELIUS Equity Opportunities SE & Co. KGaA	2,170	60,796
Bilfinger SE	4,875	187,459
CANCOM SE	864	54,315
CropEnergies AG	4,729	62,825
Deutsche Pfandbriefbank AG(b)	5,583	68,673
DIC Asset AG	6,277	101,200
Eckert & Ziegler Strahlen - und Medizintechnik AG	315	20,398
Encavis AG	5,057	106,963
GRENKE AG	670	18,861
Hamborner REIT AG	8,647	92,151
Hamburger Hafen und Logistik AG	2,949	52,992
Hensoldt AG	1,744	51,422
Hornbach Holding AG & Co. KGaA	472	59,922
Instone Real Estate Group SE(b)	1,508	28,423
Jenoptik AG	749	22,901
JOST Werke AG(b)	594	24,123
MLP SE	5,332	43,012
Mutares SE & Co. KGaA	2,642	65,701
NORMA Group SE	1,537	44,566
PATRIZIA AG	2,275	43,184
Wacker Neuson SE	2,764	62,491
Wuestenrot & Wuerttembergische AG	1,433	29,114

Total Germany		1,436,270

Hong Kong - 1.9%
Dah Sing Banking Group Ltd.	100,400	89,228
Dah Sing Financial Holdings Ltd.	26,400	85,962
Fortune Real Estate Investment Trust	234,000	210,652

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2022

Investments	Shares	Value
Hutchison Port Holdings Trust	1,255,000	$307,475
Kowloon Development Co. Ltd.	91,000	122,009
Nissin Foods Co. Ltd.(a)	62,000	43,463
Singamas Container Holdings Ltd.	528,000	77,534
Sun Hung Kai & Co. Ltd.	96,000	48,911
Vitasoy International Holdings Ltd.(a)	44,000	83,490

Total Hong Kong		1,068,724

Indonesia - 0.2%
Bumitama Agri Ltd.	89,000	49,980
First Resources Ltd.	48,927	74,112

Total Indonesia		124,092

Ireland - 0.3%
Hibernia REIT PLC	46,692	83,954
Kenmare Resources PLC	7,298	44,393
Origin Enterprises PLC	8,968	39,913

Total Ireland		168,260

Israel - 4.6%
Altshuler Shaham Provident Funds & Pension Ltd.	7,140	33,561
Arad Ltd.	1,851	27,783
Ashtrom Group Ltd.	6,998	207,270
Carasso Motors Ltd.	10,653	76,778
Delek Automotive Systems Ltd.	11,775	181,795
Elco Ltd.	484	41,404
Electra Real Estate Ltd.	2,038	38,879
Energix-Renewable Energies Ltd.	21,122	81,079
FIBI Holdings Ltd.	1,215	58,861
Gav-Yam Lands Corp. Ltd.	12,708	149,928
Gazit-Globe Ltd.	13,420	122,331
Harel Insurance Investments & Financial Services Ltd.	12,604	154,427
IDI Insurance Co. Ltd.	2,523	85,780
Israel Land Development - Urban Renewal Ltd.	2,692	43,612
Magic Software Enterprises Ltd.	1,897	33,378
Matrix IT Ltd.	2,786	72,897
Max Stock Ltd.	13,925	37,090
Maytronics Ltd.	3,113	61,038
Mediterranean Towers Ltd.	13,912	47,256
Mega Or Holdings Ltd.	1,555	61,055
Meitav Dash Investments Ltd.	9,345	50,660
Menora Mivtachim Holdings Ltd.	2,475	61,269
Mivne Real Estate KD Ltd.	33,273	130,329
Nawi Brothers Ltd.	6,337	61,022
One Software Technologies Ltd.	2,983	51,925
Palram Industries 1990 Ltd.	3,390	48,228
Phoenix Holdings Ltd.	16,646	219,339
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,223	97,725
Shapir Engineering and Industry Ltd.	8,641	85,970
Shufersal Ltd.	8,597	78,016
Tiv Taam Holdings 1 Ltd.	9,959	27,774
Victory Supermarket Chain Ltd.	1,579	29,089

Total Israel		2,557,548

Italy - 3.6%
Alerion Cleanpower SpA(a)	1,309	43,985
Anima Holding SpA(b)	43,898	199,378
Ascopiave SpA	10,756	41,229
Banca IFIS SpA	3,671	76,258
Banca Popolare di Sondrio SPA	17,840	73,801
BFF Bank SpA(b)	37,647	282,115
Carel Industries SpA(b)	833	21,549
Credito Emiliano SpA	16,153	107,476
Danieli & C. Officine Meccaniche SpA, RSP	1,490	23,906
doValue SpA*(b)	4,730	40,419
El.En. SpA	1,682	27,062
Emak SpA	14,660	22,966
Esprinet SpA	4,346	46,518
Falck Renewables SpA	4,168	40,903
Gruppo MutuiOnline SpA	997	35,942
GVS SpA(b)	3,321	30,448
La Doria SpA	3,031	55,510
Maire Tecnimont SpA(a)	16,326	56,929
MARR SpA	2,246	37,510
Piaggio & C. SpA	32,607	93,095
RAI Way SpA(b)	20,265	127,846
Salcef SpA	3,546	79,304
Sanlorenzo SpA	1,084	44,325
Sesa SpA	229	37,965
SOL SpA	2,201	40,407
Technogym SpA(b)	8,263	66,104
Tinexta SpA	748	22,072
Unieuro SpA(a)(b)	4,539	89,138
Webuild SpA(a)	45,322	81,239
Zignago Vetro SpA	3,576	47,269

Total Italy		1,992,668

Japan - 25.3%
77 Bank Ltd.	3,835	48,911
ADEKA Corp.	3,200	71,290
Advan Group Co. Ltd.	4,400	32,626
Aeon Delight Co. Ltd.	2,400	60,210
AEON Financial Service Co. Ltd.	4,300	43,115
Aica Kogyo Co. Ltd.	2,300	56,640
Aichi Bank Ltd.	900	33,664
Aichi Corp.	6,200	45,054
Alleanza Holdings Co. Ltd.(a)	4,100	32,901
Amano Corp.	2,200	39,822
Anritsu Corp.(a)	2,900	37,106
Aozora Bank Ltd.(a)	4,400	93,855
Arcs Co. Ltd.	2,700	47,071
ARTERIA Networks Corp.	4,600	49,724
Asahi Holdings, Inc.	2,900	54,117
Asanuma Corp.(a)	900	37,001
Autobacs Seven Co. Ltd.	4,500	49,866
Avex, Inc.(a)	5,900	64,845
Awa Bank Ltd.	2,170	38,814
Bando Chemical Industries Ltd.(a)	5,500	40,012
Bank of Nagoya Ltd.	2,149	51,187

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2022

Investments	Shares	Value
Bank of Saga Ltd.	3,400	$40,954
Bell System24 Holdings, Inc.	2,801	31,731
Benesse Holdings, Inc.	2,100	38,877
BML, Inc.	1,200	30,550
Bunka Shutter Co. Ltd.	5,400	43,778
Central Glass Co. Ltd.	2,200	37,828
Chugoku Bank Ltd.	5,600	40,371
Chukyo Bank Ltd.	3,800	50,061
Citizen Watch Co. Ltd.(a)	7,200	30,906
Computer Engineering & Consulting Ltd.	3,200	33,852
CONEXIO Corp.(a)	3,300	38,200
Cosmo Energy Holdings Co. Ltd.	3,419	74,084
Credit Saison Co. Ltd.	4,400	47,235
Dai-Dan Co. Ltd.(a)	2,400	41,504
Daicel Corp.	9,500	63,946
Daido Steel Co. Ltd.(a)	1,000	30,402
Daihen Corp.	1,137	39,625
Daiichikosho Co. Ltd.	1,700	48,742
Daiki Aluminium Industry Co. Ltd.(a)	2,300	29,846
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.(a)	2,000	33,944
Daishi Hokuetsu Financial Group, Inc.	2,200	45,405
Daiwabo Holdings Co. Ltd.	3,700	50,268
DCM Holdings Co. Ltd.	4,000	34,735
Denyo Co. Ltd.(a)	2,395	32,282
Dexerials Corp.	2,500	68,898
DIC Corp.	2,700	55,769
Digital Garage, Inc.	400	15,160
Dip Corp.	541	14,976
DKS Co. Ltd.	1,200	27,277
DMG Mori Co. Ltd.	2,100	28,963
Dowa Holdings Co. Ltd.	1,100	50,842
DTS Corp.	2,200	48,541
DyDo Group Holdings, Inc.	700	27,164
Eagle Industry Co. Ltd.(a)	4,000	32,165
EDION Corp.(a)	4,300	40,210
Eizo Corp.	500	14,789
Elecom Co. Ltd.	2,700	32,745
Electric Power Development Co. Ltd.	7,800	112,333
ES-Con Japan Ltd.(a)	5,600	37,649
ESPEC Corp.(a)	2,400	38,914
Exedy Corp.	2,530	32,830
EXEO Group, Inc.	3,100	57,748
Ezaki Glico Co. Ltd.	1,300	39,843
France Bed Holdings Co. Ltd.	7,400	52,737
Fuji Co. Ltd.	2,500	47,580
Fuji Oil Holdings, Inc.	2,300	37,520
Fujimi, Inc.	900	49,829
Fujimori Kogyo Co. Ltd.	900	27,732
Fujitec Co. Ltd.	2,400	62,286
Fujitsu General Ltd.	2,000	39,382
Furukawa Electric Co. Ltd.	800	14,342
Furuno Electric Co. Ltd.	3,500	29,240
Fuyo General Lease Co. Ltd.	700	40,313
G-7 Holdings, Inc.	2,200	29,980
Glory Ltd.(a)	2,200	37,556
GMO Financial Holdings, Inc.(a)	6,400	43,396
GMO Internet, Inc.(a)	2,200	50,788
GS Yuasa Corp.(a)	2,451	47,273
Gunma Bank Ltd.	15,787	46,044
H.U. Group Holdings, Inc.	3,600	86,163
H2O Retailing Corp.	5,400	37,683
Hachijuni Bank Ltd.(a)	15,700	52,646
Hanwa Co. Ltd.	539	14,388
Hazama Ando Corp.	6,900	51,391
Heiwa Corp.(a)	3,449	51,774
Heiwa Real Estate Co. Ltd.(a)	1,300	42,360
Hiday Hidaka Corp.(a)	2,600	38,408
Hokkaido Electric Power Co., Inc.	11,000	43,864
Hokuetsu Corp.	5,900	33,784
Hokuhoku Financial Group, Inc.	5,706	41,981
Hokuto Corp.(a)	3,100	48,681
Ichigo, Inc.	12,900	33,479
Ichiyoshi Securities Co. Ltd.(a)	7,000	35,699
Iino Kaiun Kaisha Ltd.(a)	6,600	44,915
Inaba Denki Sangyo Co. Ltd.	2,200	45,024
Inabata & Co. Ltd.	3,900	66,288
Information Services International-Dentsu Ltd.	900	28,993
INFRONEER Holdings, Inc.(a)	6,123	52,566
Itochu Enex Co. Ltd.	3,700	31,307
Itoham Yonekyu Holdings, Inc.	12,200	65,234
IwaiCosmo Holdings, Inc.(a)	4,100	44,994
Iyo Bank Ltd.	8,900	43,996
Izumi Co. Ltd.	2,100	55,712
J. Front Retailing Co. Ltd.	7,800	64,071
JAC Recruitment Co. Ltd.	2,800	42,747
Jaccs Co. Ltd.	1,300	32,989
Japan Aviation Electronics Industry Ltd.	2,300	37,729
Japan Securities Finance Co. Ltd.	5,800	44,011
Japan Steel Works Ltd.	1,000	31,473
JCU Corp.	400	13,677
K’s Holdings Corp.	7,600	79,084
Kagome Co. Ltd.	2,000	51,411
Kaken Pharmaceutical Co. Ltd.	1,100	35,254
Kamei Corp.	3,500	29,067
Kamigumi Co. Ltd.	3,200	58,002
Kandenko Co. Ltd.	6,078	41,764
Kaneka Corp.	2,500	73,018
Kanematsu Corp.	3,500	38,698
Kanematsu Electronics Ltd.	1,200	37,916
Kanto Denka Kogyo Co. Ltd.	4,100	36,516
Katitas Co. Ltd.	1,200	33,417
Kato Sangyo Co. Ltd.	2,048	53,488
Keiyo Bank Ltd.	10,800	44,045
KFC Holdings Japan Ltd.(a)	700	16,391
Ki-Star Real Estate Co. Ltd.(a)	700	30,393
Kintetsu World Express, Inc.	2,500	64,573
Kisoji Co. Ltd.(a)	2,500	43,007
Kobe Steel Ltd.	12,000	58,431
Kohnan Shoji Co. Ltd.	600	17,277
KOMEDA Holdings Co. Ltd.	2,400	40,259
Konica Minolta, Inc.(a)	22,800	96,929
Kumagai Gumi Co. Ltd.	2,100	46,888
Kurabo Industries Ltd.(a)	3,163	45,787
Kureha Corp.	500	40,412

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2022

Investments	Shares	Value
KYB Corp.	1,200	$29,413
Kyoei Steel Ltd.(a)	2,900	31,993
Kyokuto Securities Co. Ltd.(a)	6,200	37,443
Kyokuyo Co. Ltd.(a)	2,700	74,076
KYORIN Holdings, Inc.	2,773	40,598
Kyudenko Corp.	2,100	49,587
Kyushu Financial Group, Inc.	13,500	44,601
Lintec Corp.	3,100	62,089
Macnica Fuji Electronics Holdings, Inc.	2,400	52,241
Maeda Kosen Co. Ltd.(a)	600	15,893
Maruichi Steel Tube Ltd.	2,800	63,670
Marusan Securities Co. Ltd.(a)	7,100	29,131
Maruzen Showa Unyu Co. Ltd.(a)	600	15,646
Marvelous, Inc.	6,700	39,855
Matsui Securities Co. Ltd.(a)	9,900	65,823
MCJ Co. Ltd.	3,000	23,011
Mebuki Financial Group, Inc.	43,100	90,905
Meitec Corp.	800	43,831
Mie Kotsu Group Holdings, Inc.(a)	8,700	32,686
Mirait Holdings Corp.	3,300	52,990
Miroku Jyoho Service Co. Ltd.(a)	2,800	32,850
Mitsubishi Logistics Corp.(a)	2,300	57,607
Mitsubishi Materials Corp.	3,700	65,327
Mitsui Mining & Smelting Co. Ltd.	1,300	35,934
Mizuho Leasing Co. Ltd.	1,200	29,423
Mochida Pharmaceutical Co. Ltd.	2,100	64,622
Modec, Inc.	2,100	22,060
Monex Group, Inc.	5,300	28,645
Morinaga & Co. Ltd.	1,200	37,668
Morita Holdings Corp.	3,400	34,623
Morningstar Japan KK	9,897	47,783
Musashi Seimitsu Industry Co. Ltd.(a)	2,500	31,143
Musashino Bank Ltd.(a)	2,800	40,555
Nafco Co. Ltd.(a)	2,500	35,015
Nagase & Co. Ltd.	3,000	45,009
Nakanishi, Inc.	2,017	37,523
NEC Networks & System Integration Corp.	3,000	44,144
NET One Systems Co. Ltd.	1,700	40,072
NHK Spring Co. Ltd.	6,600	48,124
Nichias Corp.	2,374	49,426
Nichiden Corp.(a)	2,100	37,320
Nichiha Corp.	700	14,476
Nihon Chouzai Co. Ltd.	3,200	35,065
Nihon Parkerizing Co. Ltd.	4,240	32,558
Nihon Unisys Ltd.	2,400	61,594
Nikkon Holdings Co. Ltd.	2,500	42,122
Nippon Densetsu Kogyo Co. Ltd.	2,500	32,606
Nippon Electric Glass Co. Ltd.	2,900	64,893
Nippon Gas Co. Ltd.(a)	3,700	45,452
Nippon Kanzai Co. Ltd.	2,400	55,860
Nippon Kayaku Co. Ltd.(a)	6,200	59,305
Nippon Light Metal Holdings Co. Ltd.(a)	3,300	46,574
Nippon Paper Industries Co. Ltd.(a)	3,600	30,817
Nippon Parking Development Co. Ltd.	35,000	44,408
Nippon Shokubai Co. Ltd.	1,100	48,305
Nippon Signal Co. Ltd.(a)	5,800	42,147
Nippon Soda Co. Ltd.	1,200	33,318
Nippon Steel Trading Corp.	1,200	52,498
Nippon Suisan Kaisha Ltd.	6,400	28,896
Nipro Corp.	3,900	32,903
Nishi-Nippon Financial Holdings, Inc.	6,700	41,787
Nishimatsu Construction Co. Ltd.(a)	3,950	119,436
Nissan Shatai Co. Ltd.	5,600	25,653
Nisshinbo Holdings, Inc.(a)	5,950	52,110
Nissin Electric Co. Ltd.	4,400	53,507
Nitto Kogyo Corp.	2,900	37,655
Nittoc Construction Co. Ltd.	8,900	51,549
Noevir Holdings Co. Ltd.(a)	1,073	43,716
NOK Corp.	5,200	49,140
Nomura Co. Ltd.(a)	4,258	32,205
North Pacific Bank Ltd.(a)	19,400	38,360
NS United Kaiun Kaisha Ltd.(a)	900	31,217
NSD Co. Ltd.	2,600	46,955
Ogaki Kyoritsu Bank Ltd.(a)	2,500	39,217
Ohsho Food Service Corp.(a)	572	28,276
Okamura Corp.	4,800	47,931
Okasan Securities Group, Inc.(a)	12,100	36,886
Okinawa Cellular Telephone Co.	1,300	52,803
Okinawa Electric Power Co., Inc.	2,970	33,719
Okinawa Financial Group, Inc.	2,142	36,249
Okumura Corp.	2,290	56,035
Okuwa Co. Ltd.	6,400	48,564
Onoken Co. Ltd.(a)	3,200	40,654
Optorun Co. Ltd.	1,000	17,343
Orient Corp.(a)	34,000	34,735
Osaki Electric Co. Ltd.(a)	8,700	33,546
Pack Corp.(a)	1,100	23,319
PAL GROUP Holdings Co. Ltd.	2,290	29,282
PALTAC Corp.	900	33,738
Paramount Bed Holdings Co. Ltd.	2,400	39,448
Penta-Ocean Construction Co. Ltd.	7,200	36,363
Pigeon Corp.	3,500	62,084
Plenus Co. Ltd.	2,600	43,057
Pressance Corp.	2,086	31,400
Prima Meat Packers Ltd.	2,057	37,318
Raito Kogyo Co. Ltd.	2,500	40,227
Raiznext Corp.(a)	3,500	30,912
Relia, Inc.	3,300	28,929
Rengo Co. Ltd.	6,350	40,912
Resorttrust, Inc.	2,100	36,213
Restar Holdings Corp.(a)	2,454	39,972
Ricoh Leasing Co. Ltd.(a)	1,200	32,923
Riken Keiki Co. Ltd.(a)	400	16,148
Roland Corp.	1,100	36,569
Ryoden Corp.(a)	3,300	46,329

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2022

Investments	Shares	Value
Ryosan Co. Ltd.(a)	2,000	$36,202
Sala Corp.	6,200	32,641
SAMTY Co. Ltd.	2,800	50,752
San ju San Financial Group, Inc.	3,100	37,698
San-In Godo Bank Ltd.	6,600	34,094
Sangetsu Corp.(a)	3,200	40,311
Sanki Engineering Co. Ltd.	3,800	43,769
Sankyo Co. Ltd.	2,900	81,116
Sanyo Chemical Industries Ltd.	700	29,067
Sanyo Special Steel Co. Ltd.(a)	2,400	41,979
Sapporo Holdings Ltd.	2,100	39,915
Sawai Group Holdings Co. Ltd.	800	29,397
SBS Holdings, Inc.	800	22,047
Seikitokyu Kogyo Co. Ltd.	6,300	38,721
Seiko Holdings Corp.	2,100	39,690
Seino Holdings Co. Ltd.	4,200	38,548
Seiren Co. Ltd.(a)	1,300	23,820
Senko Group Holdings Co. Ltd.	6,380	47,203
Senshu Ikeda Holdings, Inc.(a)	26,100	37,201
Seria Co. Ltd.	1,100	25,131
Seven Bank Ltd.(a)	43,200	85,065
Shikoku Electric Power Co., Inc.	7,100	46,095
Shin Nippon Air Technologies Co. Ltd.(a)	2,400	38,143
Shinmaywa Industries Ltd.	3,900	29,079
Ship Healthcare Holdings, Inc.	2,000	32,758
SHO-BOND Holdings Co. Ltd.	2,000	87,827
Shoei Co. Ltd.	800	30,220
Sinfonia Technology Co. Ltd.	2,800	30,728
Sinko Industries Ltd.(a)	2,400	34,169
SKY Perfect JSAT Holdings, Inc.	10,800	36,838
SRA Holdings	2,700	61,819
ST Corp.	3,500	44,033
St. Marc Holdings Co. Ltd.	3,400	43,503
Stella Chemifa Corp.	2,300	49,193
Sumitomo Bakelite Co. Ltd.	1,400	57,557
Sumitomo Densetsu Co. Ltd.	2,300	42,201
Sumitomo Osaka Cement Co. Ltd.(a)	1,200	33,219
Sumitomo Seika Chemicals Co. Ltd.	925	23,587
Sun Frontier Fudousan Co. Ltd.	7,800	67,477
Systena Corp.(a)	6,300	22,371
T-Gaia Corp.	2,600	35,067
Tachibana Eletech Co. Ltd.	2,700	36,638
Taihei Dengyo Kaisha Ltd.(a)	2,400	52,281
Taiheiyo Cement Corp.(a)	2,900	48,240
Taikisha Ltd.	900	22,579
Taiyo Holdings Co. Ltd.	1,300	34,809
Takamatsu Construction Group Co. Ltd.	2,000	33,944
Takara Holdings, Inc.(a)	3,800	34,470
Takara Standard Co. Ltd.	2,600	27,184
Takasago International Corp.(a)	2,100	47,511
Takasago Thermal Engineering Co. Ltd.	2,600	37,166
Takashimaya Co. Ltd.(a)	4,600	44,039
Tama Home Co. Ltd.	2,300	48,397
Tatsuta Electric Wire and Cable Co. Ltd.	7,600	28,929
Teijin Ltd.	5,700	64,009
TKC Corp.(a)	1,000	27,353
Toda Corp.(a)	12,104	73,896
Tokai Carbon Co. Ltd.	5,300	50,260
TOKAI Holdings Corp.	6,700	47,583
Tokai Rika Co. Ltd.	4,000	49,598
Tokai Tokyo Financial Holdings, Inc.	13,418	44,552
Tokuyama Corp.(a)	2,700	38,217
Tokyo Ohka Kogyo Co. Ltd.	800	48,511
Tokyo Sangyo Co. Ltd.	6,300	37,579
Tokyo Seimitsu Co. Ltd.	1,300	52,268
Tokyu Construction Co. Ltd.	4,500	24,915
Totetsu Kogyo Co. Ltd.	2,145	40,081
Towa Pharmaceutical Co. Ltd.	1,200	27,169
Toyo Construction Co. Ltd.*	9,800	62,575
Toyo Ink SC Holdings Co. Ltd.	2,328	36,500
Toyo Seikan Group Holdings Ltd.	7,200	83,404
Toyo Tire Corp.	4,000	51,510
Toyobo Co. Ltd.(a)	3,200	28,817
Toyoda Gosei Co. Ltd.	3,900	65,099
Transcosmos, Inc.	1,100	28,910
TS Tech Co. Ltd.	3,800	43,048
Tsubakimoto Chain Co.	1,156	29,096
Tsumura & Co.	1,213	31,980
Ube Industries Ltd.	3,400	55,941
Ulvac, Inc.	900	46,715
Wowow, Inc.	3,000	39,670
Yamaguchi Financial Group, Inc.	9,400	52,663
Yellow Hat Ltd.	3,200	41,445
Yokogawa Bridge Holdings Corp.	2,400	38,400
Yokorei Co. Ltd.(a)	6,900	48,719
Yorozu Corp.(a)	4,500	32,960
Zenrin Co. Ltd.	5,400	44,357

Total Japan		13,982,606

Malaysia - 0.1%
Frencken Group Ltd.	24,600	30,174

Netherlands - 2.0%
Brunel International NV	4,343	53,155
Corbion NV	1,360	47,061
Eurocommercial Properties NV	2,726	75,357
Heijmans NV, CVA	4,166	68,881
Ordina NV	19,054	98,794
PostNL NV(a)	129,665	499,180
RHI Magnesita NV	3,240	103,918
TKH Group NV, CVA(a)	1,522	85,689
Wereldhave NV(a)	3,807	74,805

Total Netherlands		1,106,840

Norway - 3.2%
ABG Sundal Collier Holding ASA	102,307	99,686
AF Gruppen ASA	3,522	80,558

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2022

Investments	Shares	Value
American Shipping Co. ASA*	7,792	$28,917
Atea ASA*	6,145	92,906
Austevoll Seafood ASA	10,783	168,577
Bonheur ASA	889	36,398
Borregaard ASA	2,762	55,088
Bouvet ASA	8,707	69,704
Europris ASA(b)	14,708	95,037
Hunter Group ASA*	205,587	65,833
Kid ASA(b)	7,310	86,108
Kitron ASA(a)	22,731	52,382
Multiconsult ASA(b)	3,353	54,260
Norway Royal Salmon ASA	20	480
Pareto Bank ASA	6,552	49,230
Protector Forsikring ASA	7,319	101,783
Selvaag Bolig ASA	11,985	68,533
SpareBank 1 Nord Norge	2,434	29,896
Sparebank 1 Oestlandet	2,860	45,792
SpareBank 1 SMN	1,803	29,115
Sparebanken Vest	3,736	44,008
TGS ASA	13,356	201,012
Veidekke ASA	15,357	214,970

Total Norway		1,770,273

Peru - 0.1%
Hochschild Mining PLC	26,748	45,325

Portugal - 1.5%
Altri SGPS SA	16,762	113,020
Corticeira Amorim SGPS SA	3,275	36,658
CTT - Correios de Portugal SA	7,500	37,635
Navigator Co. SA	56,253	211,554
REN - Redes Energeticas Nacionais SGPS SA	66,246	210,070
Sonae SGPS SA	182,661	211,774

Total Portugal		820,711

Singapore - 3.8%
AEM Holdings Ltd.	10,400	36,425
Best World International Ltd.*†	9,654	5,141
Bukit Sembawang Estates Ltd.	29,000	107,356
China Aviation Oil Singapore Corp. Ltd.	48,334	32,679
Civmec Ltd.	55,800	26,388
ComfortDelGro Corp. Ltd.	82,900	91,271
CSE Global Ltd.	113,900	39,977
Geo Energy Resources Ltd.	127,200	44,175
Hour Glass Ltd.	68,500	117,933
Japfa Ltd.(a)	74,800	38,413
Keppel Infrastructure Trust	528,891	218,849
NetLink NBN Trust	509,200	366,845
OUE Ltd.	41,900	40,867
Propnex Ltd.	54,600	75,847
Q&M Dental Group Singapore Ltd.	127,100	49,775
Raffles Medical Group Ltd.	62,800	54,292
Riverstone Holdings Ltd.	257,100	188,073
Sembcorp Industries Ltd.	87,700	173,022
Sheng Siong Group Ltd.	150,100	168,583
Singapore Post Ltd.	84,800	40,729
StarHub Ltd.	118,800	113,239
UMS Holdings Ltd.(a)	53,825	48,919

Total Singapore		2,078,798

Spain - 2.8%
Aedas Homes SA(b)	5,000	127,955
Almirall SA	3,722	47,749
Applus Services SA	5,963	49,661
Audax Renovables SA(a)	24,186	34,607
Cia de Distribucion Integral Logista Holdings SA(a)	22,634	418,050
ContourGlobal PLC(b)	23,922	60,222
Ebro Foods SA(a)	8,423	149,387
Faes Farma SA	24,726	101,187
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros(a)	77,469	120,243
Miquel y Costas & Miquel SA	800	11,144
Neinor Homes SA*(b)	7,082	93,770
Prosegur Cash SA(a)(b)	89,528	58,872
Prosegur Cia de Seguridad SA	45,925	100,766
Sacyr SA(a)	42,653	104,028
Unicaja Banco SA(b)	55,033	57,742

Total Spain		1,535,383

Sweden - 4.7%
AcadeMedia AB(b)	6,560	36,533
Akelius Residential Property AB, Class D	11,419	23,479
Alimak Group AB(b)	1,678	19,014
Atrium Ljungberg AB, Class B	5,797	119,742
Beijer Alma AB	2,039	47,696
Bergman & Beving AB	2,071	31,423
Bilia AB, Class A	7,620	109,974
Bonava AB, Class B	6,785	43,064
Bravida Holding AB(b)	7,329	85,327
Bufab AB	942	34,064
Byggmax Group AB	6,313	47,215
Catena AB	1,571	95,918
Clas Ohlson AB, Class B	7,550	86,847
Coor Service Management Holding AB(b)	7,076	57,515
Dios Fastigheter AB	13,054	143,435
Dustin Group AB(b)	5,062	43,888
Elanders AB, Class B	2,177	32,003
Fagerhult AB	2,237	12,074
Ferronordic AB	1,926	11,987
Granges AB	2,733	27,185
HMS Networks AB	760	36,045
Instalco AB	3,261	24,788
Inwido AB	4,597	73,645
JM AB(a)	4,247	136,715
KNOW IT AB	947	31,806
Lagercrantz Group AB, Class B	3,557	40,763
LeoVegas AB(b)	8,910	36,235
Lindab International AB	2,635	68,141
Loomis AB	3,317	91,864
MIPS AB	284	26,817
Munters Group AB(b)	4,505	28,134
Mycronic AB	2,472	46,685
NCC AB, Class B	4,682	67,321
Nobia AB	13,379	59,664
Nolato AB, Class B	6,050	45,443
Nordic Paper Holding AB	9,573	34,720

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2022

Investments	Shares	Value
Nordic Waterproofing Holding AB	1,842	$33,482
Peab AB, Class B	30,175	306,950
Platzer Fastigheter Holding AB, Class B	4,900	61,201
Pricer AB, Class B(a)	14,308	30,030
Ratos AB, Class B	8,019	42,025
Rottneros AB	22,536	27,035
Scandi Standard AB	6,249	23,905
Tethys Oil AB	5,100	43,123
Troax Group AB	1,205	31,808
Volati AB	1,973	32,222

Total Sweden		2,588,950

Switzerland - 1.3%
Arbonia AG	4,766	93,844
Comet Holding AG, Registered Shares	98	28,593
EFG International AG*	10,380	81,213
Huber + Suhner AG, Registered Shares	890	83,850
Landis + Gyr Group AG*	1,797	114,625
Mobilezone Holding AG, Registered Shares	5,524	98,205
Swissquote Group Holding SA, Registered Shares	363	66,427
Valiant Holding AG, Registered Shares	1,335	138,976
Zehnder Group AG	402	35,034

Total Switzerland		740,767

United Kingdom - 13.8%
AJ Bell PLC	11,069	44,305
Alliance Pharma PLC	33,293	50,411
Assura PLC	179,058	157,721
Balfour Beatty PLC	28,812	97,494
Begbies Traynor Group PLC	17,827	27,227
Bloomsbury Publishing PLC	7,598	42,417
Bodycote PLC	8,267	68,846
Brewin Dolphin Holdings PLC	27,522	185,533
CareTech Holdings PLC	6,581	59,961
Central Asia Metals PLC	34,748	108,887
Chemring Group PLC	6,799	29,138
Chesnara PLC	17,395	69,511
Clarkson PLC	1,637	79,748
Clinigen Group PLC	2,796	34,016
Clipper Logistics PLC	4,334	50,330
CLS Holdings PLC	26,292	69,581
Coats Group PLC	66,983	67,644
Concentric AB	1,146	25,209
Craneware PLC	933	20,515
Cranswick PLC	2,662	123,513
Currys PLC	50,763	60,755
Devro PLC	22,356	61,519
DiscoverIE Group PLC	1,902	19,734
Diversified Energy Co. PLC	220,767	344,738
Domino’s Pizza Group PLC	21,506	107,204
Drax Group PLC	35,156	363,825
EMIS Group PLC	4,466	78,441
Essentra PLC	11,060	45,871
Euromoney Institutional Investor PLC	3,708	48,236
FDM Group Holdings PLC	6,852	95,810
Ferrexpo PLC	201,951	495,901
Forterra PLC(b)	12,216	37,396
Galliford Try Holdings PLC	14,530	34,015
Gamma Communications PLC	1,468	26,171
Gateley Holdings PLC	15,375	40,689
GB Group PLC	2,790	20,277
Genuit Group PLC	6,319	40,892
Great Portland Estates PLC	8,004	75,034
Halfords Group PLC	8,655	28,033
Helical PLC	8,122	43,952
Hill & Smith Holdings PLC	3,909	75,761
Hilton Food Group PLC	5,071	82,791
Ibstock PLC(b)	16,359	37,780
IG Design Group PLC(a)	10,034	8,852
Impax Asset Management Group PLC	4,156	54,173
IntegraFin Holdings PLC	7,858	43,558
James Halstead PLC(a)	12,168	37,008
Jupiter Fund Management PLC	60,476	164,507
Keller Group PLC	5,878	64,546
Liontrust Asset Management PLC	3,141	52,688
Londonmetric Property PLC	78,799	286,145
Luceco PLC(b)	7,971	21,410
Marshalls PLC	5,001	44,841
MJ Gleeson PLC	4,644	36,076
Moneysupermarket.com Group PLC	48,841	122,182
Morgan Advanced Materials PLC	10,196	41,616
Morgan Sindall Group PLC	3,593	114,247
Mortgage Advice Bureau Holdings Ltd.	1,504	22,575
NCC Group PLC	12,163	29,242
Next Fifteen Communications Group PLC	2,882	50,847
Norcros PLC	8,904	30,247
Numis Corp. PLC	10,148	34,339
Oxford Instruments PLC	1,354	37,616
Pagegroup PLC	4,461	28,921
Pan African Resources PLC	222,079	65,498
Paragon Banking Group PLC	16,141	106,260
PayPoint PLC	9,349	71,640
Polar Capital Holdings PLC	12,750	104,249
PZ Cussons PLC	22,527	58,015
QinetiQ Group PLC	22,886	91,724
Reach PLC	13,338	32,173
Redde Northgate PLC	26,558	151,060
Renew Holdings PLC	5,260	47,371
Robert Walters PLC	4,353	40,120
Sabre Insurance Group PLC(b)	42,112	128,637
Safestore Holdings PLC	9,029	159,300
Savills PLC	6,837	100,282
Serco Group PLC	37,100	70,390
Serica Energy PLC	11,635	61,047
Smart Metering Systems PLC	6,807	70,714
Spirent Communications PLC	19,483	61,052
SThree PLC	6,876	37,435
Synthomer PLC	41,727	167,896
TBC Bank Group PLC	3,658	52,979
Telecom Plus PLC	6,310	127,113
TI Fluid Systems PLC(b)	27,802	69,990
TT Electronics PLC	9,830	26,597
Tyman PLC	13,411	56,151

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2022

Investments	Shares	Value
Vesuvius PLC	20,004	$89,972
Victrex PLC	3,790	91,319
Vitec Group PLC	1,903	33,825
Vivo Energy PLC(b)	108,268	194,725
Watkin Jones PLC	22,412	75,542
Wincanton PLC	10,878	55,285
Workspace Group PLC	7,517	67,796
XPS Pensions Group PLC	22,301	36,410

Total United Kingdom		7,605,035

TOTAL COMMON STOCKS
(Cost: $54,469,067)		54,426,126

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.0%

United States - 5.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.25%(c)
(Cost: $2,722,137)	2,722,137	2,722,137

TOTAL INVESTMENTS IN SECURITIES - 103.6%
(Cost: $57,191,204)		57,148,263
Other Assets less Liabilities - (3.6)%		(1,966,120)

NET ASSETS - 100.0%		$55,182,143

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $5,141, which represents 0.0% of net assets.

(a)

Security, or portion thereof, was on loan at March 31, 2022. At March 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $6,120,068 and the total market value of the collateral held by the Fund was $6,581,520. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,859,383.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2022.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	4/5/2022	1,950,507	AUD	1,464,731	USD	$17	$—
Bank of America NA	4/5/2022	166,780	CHF	181,231	USD	8	—
Bank of America NA	4/5/2022	930,829	DKK	139,232	USD	6	—
Bank of America NA	4/5/2022	1,730,043	EUR	1,924,905	USD	81	—
Bank of America NA	4/5/2022	715,886	GBP	942,585	USD	—	(22)
Bank of America NA	4/5/2022	982,476	ILS	307,861	USD	8	—
Bank of America NA	4/5/2022	371,333,020	JPY	3,059,341	USD	94	—
Bank of America NA	4/5/2022	2,534,722	NOK	289,877	USD	1	—
Bank of America NA	4/5/2022	4,757,811	SEK	510,520	USD	16	—
Bank of America NA	4/5/2022	390,144	SGD	288,276	USD	2	—
Bank of America NA	4/5/2022	1,380,511	USD	1,901,719	AUD	—	(47,600)
Bank of America NA	4/5/2022	170,810	USD	156,481	CHF	763	—
Bank of America NA	4/5/2022	131,227	USD	867,958	DKK	1,394	—
Bank of America NA	4/5/2022	1,814,225	USD	1,613,095	EUR	19,365	—
Bank of America NA	4/5/2022	888,388	USD	661,914	GBP	16,886	—
Bank of America NA	4/5/2022	290,159	USD	929,438	ILS	—	(1,090)
Bank of America NA	4/5/2022	2,883,433	USD	331,855,168	JPY	149,258	—
Bank of America NA	4/5/2022	273,209	USD	2,403,039	NOK	—	(1,609)
Bank of America NA	4/5/2022	481,165	USD	4,537,333	SEK	—	(5,712)
Bank of America NA	4/5/2022	271,700	USD	368,879	SGD	—	(866)
Bank of America NA	5/4/2022	943,703	USD	1,256,287	AUD	—	(41)
Bank of America NA	5/4/2022	189,419	USD	174,149	CHF	—	(14)
Bank of America NA	5/4/2022	149,214	USD	996,742	DKK	—	(10)
Bank of America NA	5/4/2022	1,948,994	USD	1,750,207	EUR	—	(104)
Bank of America NA	5/4/2022	324,616	USD	1,035,621	ILS	—	(59)
Bank of America NA	5/4/2022	308,005	USD	2,694,323	NOK	—	(7)
Bank of America NA	5/4/2022	542,626	USD	5,054,447	SEK	—	(26)
Bank of America NA	5/5/2022	981,294	USD	745,433	GBP	6	—
Bank of America NA	5/6/2022	309,293	USD	418,644	SGD	—	(6)
Bank of America NA	5/9/2022	2,978,415	USD	361,278,165	JPY	—	(123)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2022

Barclays Bank PLC	4/5/2022	1,950,482	AUD	1,464,732	USD	—	(2)
Barclays Bank PLC	4/5/2022	166,772	CHF	181,229	USD	2	—
Barclays Bank PLC	4/5/2022	930,802	DKK	139,233	USD	1	—
Barclays Bank PLC	4/5/2022	1,729,997	EUR	1,924,904	USD	31	—
Barclays Bank PLC	4/5/2022	715,913	GBP	942,585	USD	13	—
Barclays Bank PLC	4/5/2022	982,339	ILS	307,859	USD	—	(33)
Barclays Bank PLC	4/5/2022	371,327,023	JPY	3,059,342	USD	44	—
Barclays Bank PLC	4/5/2022	2,534,734	NOK	289,876	USD	3	—
Barclays Bank PLC	4/5/2022	4,757,706	SEK	510,518	USD	6	—
Barclays Bank PLC	4/5/2022	390,144	SGD	288,274	USD	5	—
Barclays Bank PLC	5/4/2022	943,703	USD	1,256,296	AUD	—	(47)
Barclays Bank PLC	5/4/2022	189,420	USD	174,142	CHF	—	(6)
Barclays Bank PLC	5/4/2022	149,215	USD	996,764	DKK	—	(13)
Barclays Bank PLC	5/4/2022	1,948,995	USD	1,750,156	EUR	—	(46)
Barclays Bank PLC	5/4/2022	324,616	USD	1,035,752	ILS	—	(100)
Barclays Bank PLC	5/4/2022	308,005	USD	2,694,314	NOK	—	(6)
Barclays Bank PLC	5/4/2022	542,624	USD	5,054,429	SEK	—	(26)
Barclays Bank PLC	5/5/2022	981,292	USD	745,459	GBP	—	(30)
Barclays Bank PLC	5/6/2022	309,291	USD	418,647	SGD	—	(10)
Barclays Bank PLC	5/9/2022	2,978,416	USD	361,268,457	JPY	—	(42)
Citibank NA	4/5/2022	1,380,512	USD	1,901,498	AUD	—	(47,433)
Citibank NA	4/5/2022	170,810	USD	156,475	CHF	769	—
Citibank NA	4/5/2022	131,225	USD	867,937	DKK	1,395	—
Citibank NA	4/5/2022	1,814,226	USD	1,613,067	EUR	19,397	—
Citibank NA	4/5/2022	888,386	USD	661,934	GBP	16,858	—
Citibank NA	4/5/2022	290,159	USD	929,403	ILS	—	(1,079)
Citibank NA	4/5/2022	2,883,434	USD	331,860,762	JPY	149,213	—
Citibank NA	4/5/2022	273,210	USD	2,403,084	NOK	—	(1,613)
Citibank NA	4/5/2022	481,166	USD	4,537,302	SEK	—	(5,708)
Citibank NA	4/5/2022	271,700	USD	368,875	SGD	—	(862)
Goldman Sachs	4/5/2022	25,836	AUD	19,381	USD	21	—
Goldman Sachs	4/5/2022	2,232	CHF	2,398	USD	27	—
Goldman Sachs	4/5/2022	12,472	DKK	1,842	USD	24	—
Goldman Sachs	4/5/2022	23,180	EUR	25,469	USD	323	—
Goldman Sachs	4/5/2022	9,453	GBP	12,472	USD	—	(26)
Goldman Sachs	4/5/2022	13,100	ILS	4,074	USD	31	—
Goldman Sachs	4/5/2022	4,936,811	JPY	40,480	USD	195	—
Goldman Sachs	4/5/2022	33,124	NOK	3,836	USD	—	(48)
Goldman Sachs	4/5/2022	63,702	SEK	6,755	USD	81	—
Goldman Sachs	4/5/2022	5,181	SGD	3,814	USD	14	—
Goldman Sachs	4/5/2022	1,380,511	USD	1,901,627	AUD	—	(47,531)
Goldman Sachs	4/5/2022	170,810	USD	156,472	CHF	773	—
Goldman Sachs	4/5/2022	131,227	USD	868,042	DKK	1,381	—
Goldman Sachs	4/5/2022	1,814,225	USD	1,613,102	EUR	19,357	—
Goldman Sachs	4/5/2022	888,388	USD	661,925	GBP	16,871	—
Goldman Sachs	4/5/2022	290,159	USD	929,559	ILS	—	(1,128)
Goldman Sachs	4/5/2022	2,883,433	USD	331,859,782	JPY	149,220	—
Goldman Sachs	4/5/2022	273,209	USD	2,403,378	NOK	—	(1,648)
Goldman Sachs	4/5/2022	481,165	USD	4,537,406	SEK	—	(5,720)
Goldman Sachs	4/5/2022	271,700	USD	368,888	SGD	—	(872)
JP Morgan Chase Bank NA	4/5/2022	1,950,507	AUD	1,464,731	USD	17	—
JP Morgan Chase Bank NA	4/5/2022	166,774	CHF	181,231	USD	2	—
JP Morgan Chase Bank NA	4/5/2022	930,800	DKK	139,232	USD	1	—
JP Morgan Chase Bank NA	4/5/2022	1,729,990	EUR	1,924,905	USD	22	—
JP Morgan Chase Bank NA	4/5/2022	715,892	GBP	942,585	USD	—	(14)
JP Morgan Chase Bank NA	4/5/2022	982,468	ILS	307,861	USD	6	—
JP Morgan Chase Bank NA	4/5/2022	371,325,066	JPY	3,059,341	USD	28	—
JP Morgan Chase Bank NA	4/5/2022	2,534,733	NOK	289,877	USD	2	—
JP Morgan Chase Bank NA	4/5/2022	4,757,707	SEK	510,520	USD	5	—
JP Morgan Chase Bank NA	4/5/2022	390,143	SGD	288,276	USD	2	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2022

JP Morgan Chase Bank NA	4/5/2022	1,380,511	USD	1,901,418	AUD	—		(47,374)
JP Morgan Chase Bank NA	4/5/2022	356,261	USD	482,088	AUD	—		(5,767)
JP Morgan Chase Bank NA	4/5/2022	170,810	USD	156,471	CHF	774		—
JP Morgan Chase Bank NA	4/5/2022	44,080	USD	41,196	CHF	—		(688)
JP Morgan Chase Bank NA	4/5/2022	131,227	USD	867,923	DKK	1,399		—
JP Morgan Chase Bank NA	4/5/2022	33,865	USD	226,819	DKK	—		(64)
JP Morgan Chase Bank NA	4/5/2022	1,814,225	USD	1,613,017	EUR	19,452		—
JP Morgan Chase Bank NA	4/5/2022	468,187	USD	421,219	EUR	—		(495)
JP Morgan Chase Bank NA	4/5/2022	888,388	USD	661,862	GBP	16,954		—
JP Morgan Chase Bank NA	4/5/2022	229,262	USD	174,258	GBP	—		(173)
JP Morgan Chase Bank NA	4/5/2022	290,159	USD	929,444	ILS	—		(1,092)
JP Morgan Chase Bank NA	4/5/2022	74,880	USD	241,961	ILS	—		(941)
JP Morgan Chase Bank NA	4/5/2022	2,883,433	USD	331,849,402	JPY	149,306		—
JP Morgan Chase Bank NA	4/5/2022	744,112	USD	88,108,664	JPY	18,179		—
JP Morgan Chase Bank NA	4/5/2022	273,209	USD	2,403,085	NOK	—		(1,615)
JP Morgan Chase Bank NA	4/5/2022	70,506	USD	619,355	NOK	—		(325)
JP Morgan Chase Bank NA	4/5/2022	481,165	USD	4,537,204	SEK	—		(5,698)
JP Morgan Chase Bank NA	4/5/2022	124,172	USD	1,166,646	SEK	—		(1,015)
JP Morgan Chase Bank NA	4/5/2022	271,700	USD	368,874	SGD	—		(862)
JP Morgan Chase Bank NA	4/5/2022	70,116	USD	94,941	SGD	—		(36)
JP Morgan Chase Bank NA	5/4/2022	943,703	USD	1,256,262	AUD	—		(22)
JP Morgan Chase Bank NA	5/4/2022	189,419	USD	174,139	CHF	—		(4)
JP Morgan Chase Bank NA	5/4/2022	149,214	USD	996,706	DKK	—		(5)
JP Morgan Chase Bank NA	5/4/2022	1,948,994	USD	1,750,154	EUR	—		(44)
JP Morgan Chase Bank NA	5/4/2022	324,616	USD	1,035,485	ILS	—		(16)
JP Morgan Chase Bank NA	5/4/2022	308,005	USD	2,694,246	NOK	2		—
JP Morgan Chase Bank NA	5/4/2022	542,626	USD	5,054,287	SEK	—		(9)
JP Morgan Chase Bank NA	5/5/2022	981,294	USD	745,434	GBP	5		—
JP Morgan Chase Bank NA	5/6/2022	309,293	USD	418,642	SGD	—		(5)
JP Morgan Chase Bank NA	5/9/2022	2,978,415	USD	361,267,443	JPY	—		(35)
UBS AG	4/5/2022	1,950,494	AUD	1,464,731	USD	8		—
UBS AG	4/5/2022	166,774	CHF	181,231	USD	1		—
UBS AG	4/5/2022	930,792	DKK	139,232	USD	0	^	—
UBS AG	4/5/2022	1,730,036	EUR	1,924,905	USD	72		—
UBS AG	4/5/2022	715,889	GBP	942,585	USD	—		(17)
UBS AG	4/5/2022	982,428	ILS	307,861	USD	—		(7)
UBS AG	4/5/2022	371,331,185	JPY	3,059,341	USD	79		—
UBS AG	4/5/2022	2,534,733	NOK	289,877	USD	2		—
UBS AG	4/5/2022	4,757,696	SEK	510,520	USD	3		—
UBS AG	4/5/2022	390,142	SGD	288,276	USD	1		—
UBS AG	5/4/2022	943,703	USD	1,256,286	AUD	—		(40)
UBS AG	5/4/2022	189,419	USD	174,144	CHF	—		(9)
UBS AG	5/4/2022	149,214	USD	996,743	DKK	—		(10)
UBS AG	5/4/2022	1,948,994	USD	1,750,192	EUR	—		(86)
UBS AG	5/4/2022	324,616	USD	1,035,333	ILS	32		—
UBS AG	5/4/2022	308,005	USD	2,694,301	NOK	—		(4)
UBS AG	5/4/2022	542,626	USD	5,054,384	SEK	—		(20)
UBS AG	5/5/2022	981,294	USD	745,447	GBP	—		(12)
UBS AG	5/6/2022	309,293	USD	418,651	SGD	—		(11)
UBS AG	5/9/2022	2,978,415	USD	361,274,591	JPY	—		(94)

						$770,314		$(237,927)

^	Amount represents less than $1.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Singapore	$2,073,657	$—	$5,141	*	$2,078,798
Other	52,347,328	—	—		52,347,328
Investment of Cash Collateral for Securities Loaned	—	2,722,137	—		2,722,137

Total Investments in Securities	$54,420,985	$2,722,137	$5,141		$57,148,263

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$770,314	$—		$770,314
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(237,927)	$—		$(237,927)

Total - Net	$54,420,985	$3,254,524	$5,141		$57,680,650

*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets ESG Fund (RESE)

March 31, 2022

Investments	Shares	Value
COMMON STOCKS - 97.1%

Brazil - 5.4%
Ambev SA	45,068	$146,055
B3 SA - Brasil Bolsa Balcao	56,998	188,436
Banco Inter SA	9,991	44,573
Banco Santander Brasil SA	10,471	81,266
CCR SA	36,599	105,516
Cia Siderurgica Nacional SA	6,812	37,315
Energisa SA	7,747	79,574
Equatorial Energia SA	13,380	76,615
Klabin SA	19,283	97,877
Localiza Rent a Car SA	7,149	91,921
Lojas Renner SA	12,803	74,092
Magazine Luiza SA	19,023	27,302
Suzano SA	6,774	78,617
Telefonica Brasil SA	10,452	118,092
TOTVS SA	8,805	67,409
WEG SA	17,556	128,827

Total Brazil		1,443,487

Chile - 0.5%
Banco Santander Chile	1,411,161	79,460
Cia Cervecerias Unidas SA	5,764	43,135

Total Chile		122,595

China - 25.6%
360 DigiTech, Inc., ADR	3,561	54,804
3SBio, Inc.*(a)	67,500	55,163
Alibaba Group Holding Ltd.*	53,500	765,808
ANTA Sports Products Ltd.	9,600	120,622
Avary Holding Shenzhen Co. Ltd., Class A	11,000	49,939
Beijing Sinnet Technology Co. Ltd., Class A	14,000	29,243
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	2,400	48,566
BOE Technology Group Co. Ltd., Class A	34,800	23,627
BYD Co. Ltd., Class H	6,500	186,250
CanSino Biologics, Inc., Class H*(a)	3,600	57,875
China Conch Venture Holdings Ltd.	30,000	87,724
China Education Group Holdings Ltd.(b)	44,000	38,430
China Feihe Ltd.(a)(b)	96,000	95,125
China Hongqiao Group Ltd.(b)	43,000	57,433
China Medical System Holdings Ltd.	58,000	91,391
China Meidong Auto Holdings Ltd.(b)	20,000	76,615
China Minsheng Banking Corp. Ltd., Class H(b)	234,300	88,258
China Yuhua Education Corp. Ltd.(a)(b)	190,000	43,185
Chongqing Zhifei Biological Products Co. Ltd., Class A	2,900	63,042
Dali Foods Group Co. Ltd.(a)	165,200	86,699
Daqo New Energy Corp., ADR*	693	28,635
Dongyue Group Ltd.	23,000	31,660
Ecovacs Robotics Co. Ltd., Class A	2,900	49,639
ENN Energy Holdings Ltd.	8,700	130,532
Fuyao Glass Industry Group Co. Ltd., Class H(a)	10,000	41,117
Geely Automobile Holdings Ltd.	49,000	77,335
Great Wall Motor Co. Ltd., Class H	60,500	97,030
Haidilao International Holding Ltd.(a)(b)	25,000	49,033
Haier Smart Home Co. Ltd., Class H	7,600	24,698
Haitian International Holdings Ltd.	33,000	85,751
Hengan International Group Co. Ltd.	14,100	65,176
Huafon Chemical Co. Ltd., Class A	39,900	57,259
Hualan Biological Engineering, Inc., Class A	11,400	36,473
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A*	17,100	26,372
JD.com, Inc., Class A*	4,614	137,865
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	10,000	43,840
Jiangsu Zhongtian Technology Co. Ltd., Class A	42,000	112,475
Jiumaojiu International Holdings Ltd.(a)(b)	31,000	66,502
Jointown Pharmaceutical Group Co. Ltd., Class A	24,400	51,044
Kingboard Holdings Ltd.	11,500	55,948
Lee & Man Paper Manufacturing Ltd.	99,000	51,703
Li Ning Co. Ltd.	18,500	159,690
Ming Yang Smart Energy Group Ltd., Class A	11,600	40,512
Minth Group Ltd.	18,000	44,406
New Oriental Education & Technology Group, Inc., ADR*	22,893	26,327
Ping An Insurance Group Co. of China Ltd., Class H	33,500	238,051
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	58,000	62,137
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	34,400	55,111
Sichuan Hebang Biotechnology Co. Ltd., Class A*	46,700	25,821
Sino Biopharmaceutical Ltd.	133,000	83,046
TAL Education Group, ADR*	11,031	33,203
TCL Technology Group Corp., Class A	49,100	37,977
Tencent Holdings Ltd.	24,000	1,146,768
Tingyi Cayman Islands Holding Corp.	58,000	97,760
Titan Wind Energy Suzhou Co. Ltd., Class A	8,100	16,945
Tongcheng Travel Holdings Ltd.*	42,400	75,797

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ESG Fund (RESE)

March 31, 2022

Investments	Shares	Value
Topsports International Holdings Ltd.(a)	63,000	$52,692
Trip.com Group Ltd., ADR*	3,460	79,995
Uni-President China Holdings Ltd.	87,000	75,875
Vipshop Holdings Ltd., ADR*	7,587	68,283
Want Want China Holdings Ltd.	147,600	136,454
WUS Printed Circuit Kunshan Co. Ltd., Class A	21,300	44,425
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	36,600	55,241
Xinyi Solar Holdings Ltd.	55,952	98,738
Yadea Group Holdings Ltd.(a)(b)	64,000	99,047
Yum China Holdings, Inc.	2,824	117,309
Zhefu Holding Group Co. Ltd., Class A	111,510	93,275
Zhejiang Semir Garment Co. Ltd., Class A	25,400	27,208
Zhejiang Weixing New Building Materials Co. Ltd., Class A	10,300	33,197
ZhongAn Online P&C Insurance Co. Ltd., Class H*(a)(b)	23,700	80,802
Zhongsheng Group Holdings Ltd.	10,000	70,741
Zhuzhou Kibing Group Co. Ltd., Class A	26,300	54,977

Total China		6,771,696

Hong Kong - 0.5%
Kingboard Laminates Holdings Ltd.(b)	32,500	53,534
Vinda International Holdings Ltd.(b)	36,000	81,457

Total Hong Kong		134,991

India - 15.8%
ACC Ltd.	2,264	64,278
Adani Green Energy Ltd.*	4,120	104,105
Adani Total Gas Ltd.	3,654	103,667
Ambuja Cements Ltd.	22,206	87,696
Asian Paints Ltd.	4,028	163,722
Axis Bank Ltd.*	14,448	145,128
Bajaj Auto Ltd.	1,634	78,773
Bajaj Finserv Ltd.	330	74,298
Balkrishna Industries Ltd.	1,128	31,800
Bandhan Bank Ltd.(a)	8,612	34,937
Berger Paints India Ltd.	4,231	39,069
Cholamandalam Investment and Finance Co. Ltd.	5,701	54,053
Cipla Ltd.	5,232	70,293
Colgate-Palmolive India Ltd.	3,731	75,937
Dabur India Ltd.	8,925	63,155
Divi’s Laboratories Ltd.	1,273	73,953
Dr. Reddy’s Laboratories Ltd.	1,541	87,354
Godrej Consumer Products Ltd.*	6,975	68,788
Grasim Industries Ltd.	3,159	69,371
Havells India Ltd.	4,796	72,948
HCL Technologies Ltd.	8,275	127,087
HDFC Asset Management Co. Ltd.(a)	1,359	38,489
HDFC Life Insurance Co. Ltd.(a)	4,304	30,570
Hero MotoCorp Ltd.	2,108	63,821
Housing Development Finance Corp. Ltd.	7,921	249,876
ICICI Bank Ltd.	22,842	220,145
ICICI Lombard General Insurance Co. Ltd.(a)	3,240	56,796
ICICI Prudential Life Insurance Co. Ltd.(a)	5,421	35,835
Indus Towers Ltd.*	17,681	51,812
Infosys Ltd.	15,151	381,269
JSW Steel Ltd.	8,853	85,597
Jubilant Foodworks Ltd.	2,012	70,005
Kotak Mahindra Bank Ltd.	4,391	101,632
Lupin Ltd.	3,402	33,540
Marico Ltd.	15,688	104,283
Maruti Suzuki India Ltd.	892	89,009
Motherson Sumi Systems Ltd.	14,569	26,812
Mphasis Ltd.	1,122	50,001
Muthoot Finance Ltd.	2,689	47,231
Nestle India Ltd.	385	88,308
Page Industries Ltd.	85	48,447
PI Industries Ltd.	865	32,187
Piramal Enterprises Ltd.	2,804	80,925
Shriram Transport Finance Co. Ltd.	2,988	44,750
SRF Ltd.	893	31,576
Tech Mahindra Ltd.	6,760	133,768
Torrent Pharmaceuticals Ltd.	1,728	63,669
UltraTech Cement Ltd.	1,406	122,505
Wipro Ltd.	13,751	107,413

Total India		4,180,683

Indonesia - 1.6%
Bank Central Asia Tbk PT	346,400	192,344
Barito Pacific Tbk PT	416,000	26,213
Indocement Tunggal Prakarsa Tbk PT	61,700	46,288
Indofood CBP Sukses Makmur Tbk PT	49,500	25,332
Indofood Sukses Makmur Tbk PT	61,900	25,644
Kalbe Farma Tbk PT	616,100	69,063
Merdeka Copper Gold Tbk PT*	90,100	28,418

Total Indonesia		413,302

Malaysia - 1.6%
HAP Seng Consolidated Bhd	19,400	34,511
Hartalega Holdings Bhd	56,400	65,055
Hong Leong Bank Bhd	18,900	90,797
Hong Leong Financial Group Bhd	15,400	71,786
Nestle Malaysia Bhd	2,900	92,143
Westports Holdings Bhd	69,500	66,116

Total Malaysia		420,408

Mexico - 3.7%
America Movil SAB de CV, Series L	184,700	195,610
Arca Continental SAB de CV	16,581	112,455

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ESG Fund (RESE)

March 31, 2022

Investments	Shares	Value
Cemex SAB de CV, Series CPO*	203,208	$108,931
Coca-Cola Femsa SAB de CV	17,941	98,540
Gruma SAB de CV, Class B	2,215	27,785
Grupo Bimbo SAB de CV, Series A	39,821	119,930
Grupo Financiero Banorte SAB de CV, Class O	23,260	174,432
Industrias Penoles SAB de CV	5,747	72,418
Kimberly-Clark de Mexico SAB de CV, Class A	48,458	67,990

Total Mexico		978,091

Philippines - 0.7%
Globe Telecom, Inc.	1,605	78,785
Jollibee Foods Corp.	7,300	31,742
PLDT, Inc.	1,940	69,359

Total Philippines		179,886

Poland - 0.6%
Cyfrowy Polsat SA	4,409	29,370
LPP SA	14	38,534
Orange Polska SA*	45,940	86,980

Total Poland		154,884

Russia - 0.0%
Novolipetsk Steel PJSC, GDR†	2,772	0
PhosAgro PJSC, GDR†(c)	3,402	0
Polyus PJSC, GDR†(c)	871	0
TCS Group Holding PLC, GDR†(c)	872	0
X5 Retail Group NV, GDR†(c)	2,404	0

Total Russia		0

South Africa - 6.4%
Absa Group Ltd.	8,053	104,952
Anglo American Platinum Ltd.	884	121,387
AngloGold Ashanti Ltd.	4,737	113,623
Aspen Pharmacare Holdings Ltd.	8,239	111,994
Clicks Group Ltd.	4,457	94,264
FirstRand Ltd.(b)	39,010	206,816
Gold Fields Ltd.	10,751	167,786
Harmony Gold Mining Co. Ltd.	8,883	44,912
Impala Platinum Holdings Ltd.	8,021	123,522
Mr. Price Group Ltd.	4,217	62,482
Nedbank Group Ltd.	6,008	95,828
Pepkor Holdings Ltd.(a)	19,429	30,847
Sibanye Stillwater Ltd.	17,061	69,820
Standard Bank Group Ltd.	10,086	125,719
Vodacom Group Ltd.	10,278	112,539
Woolworths Holdings Ltd.	29,561	116,889

Total South Africa		1,703,380

South Korea - 14.7%
CJ CheilJedang Corp.	306	93,286
CJ ENM Co. Ltd.	246	26,669
Coway Co. Ltd.	1,306	73,810
DB Insurance Co. Ltd.	2,023	116,668
GS Engineering & Construction Corp.	2,536	97,084
Hana Financial Group, Inc.	3,499	140,301
Hankook Tire & Technology Co. Ltd.	2,144	59,524
Hanon Systems	2,746	26,734
Hanwha Solutions Corp.*	1,652	48,999
Hyundai Engineering & Construction Co. Ltd.	2,056	81,253
Hyundai Glovis Co. Ltd.	580	92,117
Hyundai Steel Co.	2,284	78,297
KB Financial Group, Inc.	3,187	161,184
Korea Investment Holdings Co. Ltd.	404	26,132
Korea Zinc Co. Ltd.	60	28,959
LG Chem Ltd.	302	132,556
LG Display Co. Ltd.	4,549	77,502
LG Electronics, Inc.	1,202	119,501
LG Household & Health Care Ltd.	107	75,744
LG Innotek Co. Ltd.	298	95,149
Lotte Chemical Corp.	343	59,287
Meritz Securities Co. Ltd.	17,146	92,517
Mirae Asset Securities Co. Ltd.	7,138	50,411
NH Investment & Securities Co. Ltd.	5,003	47,056
Samsung Electro-Mechanics Co. Ltd.	614	83,586
Samsung Electronics Co. Ltd.	18,487	1,061,586
Samsung Engineering Co. Ltd.*	4,219	91,199
Samsung Fire & Marine Insurance Co. Ltd.	535	96,667
Samsung Life Insurance Co. Ltd.	1,256	68,290
Samsung SDS Co. Ltd.	404	46,165
Samsung Securities Co. Ltd.	1,947	67,307
Shinhan Financial Group Co. Ltd.	3,951	135,280
SK Chemicals Co. Ltd.	401	44,995
SK Hynix, Inc.	2,464	239,884
SKC Co. Ltd.	333	42,447

Total South Korea		3,878,146

Taiwan - 18.5%
Acer, Inc.	56,000	58,538
Advantech Co. Ltd.	4,499	58,021
ASE Technology Holding Co. Ltd.	14,000	50,573
Asia Cement Corp.	19,000	32,229
Asustek Computer, Inc.	3,000	39,108
AU Optronics Corp.	50,000	34,640
Catcher Technology Co. Ltd.	5,000	25,217
Cathay Financial Holding Co. Ltd.	63,714	143,432
Chailease Holding Co. Ltd.	11,960	105,819
Cheng Shin Rubber Industry Co. Ltd.	21,000	25,983
China Development Financial Holding Corp.	195,114	130,750
Compal Electronics, Inc.	38,000	35,544
CTBC Financial Holding Co. Ltd.	120,720	123,874
Delta Electronics, Inc.	9,000	84,341

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ESG Fund (RESE)

March 31, 2022

Investments	Shares	Value
E.Sun Financial Holding Co. Ltd.	61,772	$71,255
Eclat Textile Co. Ltd.	1,000	16,666
eMemory Technology, Inc.*	1,000	64,569
Evergreen Marine Corp. Taiwan Ltd.	34,000	160,201
Far Eastern New Century Corp.	38,000	40,319
Feng TAY Enterprise Co. Ltd.	7,200	48,123
Fubon Financial Holding Co. Ltd.	59,392	158,578
Giant Manufacturing Co. Ltd.	2,000	18,184
Hon Hai Precision Industry Co. Ltd.	42,880	158,640
Hotai Motor Co. Ltd.	1,000	20,871
Innolux Corp.	68,000	39,872
Inventec Corp.	29,000	25,000
Lite-On Technology Corp.	14,014	33,309
MediaTek, Inc.	6,000	189,519
Micro-Star International Co. Ltd.	8,000	36,298
Nan Ya Printed Circuit Board Corp.	2,000	36,577
Nanya Technology Corp.	9,000	21,737
Nien Made Enterprise Co. Ltd.	3,000	35,234
Novatek Microelectronics Corp.	2,000	29,772
Pegatron Corp.	13,000	32,850
Quanta Computer, Inc.	18,000	55,474
Realtek Semiconductor Corp.	4,000	60,102
Shanghai Commercial & Savings Bank Ltd.	14,000	24,529
Shin Kong Financial Holding Co. Ltd.	101,297	38,183
SinoPac Financial Holdings Co. Ltd.	105,000	67,431
Synnex Technology International Corp.	19,150	50,329
Taishin Financial Holding Co. Ltd.	64,998	46,506
Taiwan Semiconductor Manufacturing Co. Ltd.	92,000	1,916,968
Unimicron Technology Corp.	5,000	43,453
United Microelectronics Corp.	47,000	88,582
Vanguard International Semiconductor Corp.	6,000	26,072
Voltronic Power Technology Corp.	1,000	50,957
Wan Hai Lines Ltd.	3,600	19,915
Winbond Electronics Corp.	22,000	23,957
Wistron Corp.	31,843	33,064
Wiwynn Corp.	1,000	35,600
WPG Holdings Ltd.	13,000	25,409
Yuanta Financial Holding Co. Ltd.	121,120	111,602

Total Taiwan		4,903,776

Thailand - 1.2%
Asset World Corp. PCL, NVDR*	171,000	26,229
Energy Absolute PCL, NVDR	17,300	50,989
Home Product Center PCL, NVDR	53,400	25,536
Indorama Ventures PCL, NVDR	47,100	65,869
Muangthai Capital PCL, NVDR	18,200	28,737
SCG Packaging PCL, NVDR	22,000	40,030
Srisawad Corp. PCL, NVDR	14,700	25,200
Thai Union Group PCL, NVDR	95,100	54,057

Total Thailand		316,647

Turkey - 0.3%
Turkcell Iletisim Hizmetleri AS	55,139	84,732

TOTAL COMMON STOCKS (Cost: $21,077,850)		25,686,704

PREFERRED STOCKS - 2.7%

Brazil - 2.7%
Alpargatas SA	5,381	29,521
Banco Bradesco SA	41,557	194,319
Braskem SA, Class A	6,948	64,773
Gerdau SA	7,441	48,245
Itau Unibanco Holding SA	39,225	226,834
Itausa SA	62,887	142,265

TOTAL PREFERRED STOCKS (Cost: $624,163)		705,957

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.0%

United States - 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.25%(d) (Cost: $282,392)	282,392	282,392

TOTAL INVESTMENTS IN SECURITIES - 100.8% (Cost: $21,984,405)		26,675,053
Other Assets less Liabilities - (0.8)%		(223,256)

NET ASSETS - 100.0%		$26,451,797

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at March 31, 2022. At March 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $919,643 and the total market value of the collateral held by the Fund was $979,688. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $697,296.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Rate shown represents annualized 7-day yield as of March 31, 2022.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ESG Fund (RESE)

March 31, 2022

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC Holdings PLC	4/4/2022	31,912	USD	250,000	HKD	$—	$(11)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets ESG Fund (RESE)

March 31, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0	*	$0
Other	25,686,704	—	—		25,686,704
Preferred Stocks	705,957	—	—		705,957
Investment of Cash Collateral for Securities Loaned	—	282,392	—		282,392

Total Investments in Securities	$26,392,661	$282,392	$0		$26,675,053

Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts [1]	$—	$(11)	$—		$(11)

Total - Net	$26,392,661	$282,381	$0		$26,675,042

*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stocks Russia
Balance as of June 30, 2021	$—
Realized gain (loss)	19,558
Change in unrealized appreciation (depreciation)	(404,522)
Purchases	105,866
Sales	(99,509)
Transfers into Level 3(1)	378,607
Transfers out of Level 3	—

Balance as of March 31, 2022	$0

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2022 is:	$(404,522)

(1)	Transferred into Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International ESG Fund (RESD)

March 31, 2022

Investments	Shares	Value
COMMON STOCKS - 98.3%

Australia - 7.0%
Aristocrat Leisure Ltd.	623	$17,170
Australia & New Zealand Banking Group Ltd.	2,592	53,722
BlueScope Steel Ltd.	261	4,088
Brambles Ltd.	4,328	32,209
Commonwealth Bank of Australia	1,081	85,862
Computershare Ltd.	1,564	29,010
Domino’s Pizza Enterprises Ltd.	50	3,299
Fortescue Metals Group Ltd.	1,840	28,547
Macquarie Group Ltd.	324	49,457
Medibank Pvt Ltd.	5,965	13,797
National Australia Bank Ltd.	3,396	82,500
QBE Insurance Group Ltd.	2,012	17,375
Ramsay Health Care Ltd.	270	13,210
Sonic Healthcare Ltd.	689	18,357
Suncorp Group Ltd.	1,473	12,300
Tabcorp Holdings Ltd.	6,147	24,650
Telstra Corp. Ltd.	7,920	23,552
Transurban Group	3,958	40,274
Westpac Banking Corp.(a)	3,081	56,083

Total Australia		605,462

Belgium - 0.9%
Proximus SADP	1,361	25,516
UCB SA	196	23,651
Umicore SA	565	24,743

Total Belgium		73,910

China - 0.2%
Futu Holdings Ltd., ADR*	254	8,270
SITC International Holdings Co. Ltd.	2,000	7,087

Total China		15,357

Denmark - 3.1%
AP Moller - Maersk A/S, Class B	5	15,235
Chr Hansen Holding A/S	156	11,590
Coloplast A/S, Class B	208	31,875
Novo Nordisk A/S, Class B	1,413	158,286
Novozymes A/S, Class B	550	38,091
Pandora A/S	175	16,952

Total Denmark		272,029

Finland - 1.3%
Nokia Oyj*	8,555	47,455
Nordea Bank Abp(a)	4,037	42,149
Orion Oyj, Class B	482	22,069

Total Finland		111,673

France - 9.3%
Arkema SA	203	24,563
BioMerieux	196	21,097
BNP Paribas SA	1,130	65,291
Bouygues SA	582	20,482
Bureau Veritas SA	886	25,572
Capgemini SE	283	63,763
CNP Assurances	600	14,554
Danone SA	868	48,318
Gecina SA	251	31,921
Ipsen SA	301	37,945
Kering SA	96	61,493
Klepierre SA*	1,377	37,047
L’Oreal SA	214	86,635
La Francaise des Jeux SAEM(b)	512	20,486
Legrand SA	437	42,000
Orange SA	2,926	34,848
Remy Cointreau SA	83	17,269
Sanofi	850	87,492
Sartorius Stedim Biotech	62	25,697
Sodexo SA	427	35,063
Ubisoft Entertainment SA*(a)	180	8,001

Total France		809,537

Germany - 8.4%
adidas AG	272	64,130
Allianz SE, Registered Shares	311	74,934
Bayer AG, Registered Shares	705	48,712
Bayerische Motoren Werke AG	512	44,777
Bechtle AG	278	15,837
Beiersdorf AG	314	33,260
Brenntag SE	458	37,374
Continental AG*	365	26,560
Covestro AG(b)	245	12,496
Deutsche Post AG, Registered Shares	1,442	69,873
Evonik Industries AG	1,099	30,790
Fresenius Medical Care AG & Co. KGaA	303	20,484
GEA Group AG	422	17,518
Knorr-Bremse AG	31	2,402
LEG Immobilien SE	59	6,778
Merck KGaA	243	51,331
Muenchener Rueckversicherungs - Gesellschaft AG in Muenchen, Registered Shares	195	52,723
Puma SE	380	32,742
SAP SE	774	87,084

Total Germany		729,805

Hong Kong - 1.6%
BOC Hong Kong Holdings Ltd.	4,000	15,170
CK Asset Holdings Ltd.	2,000	13,714
Hang Seng Bank Ltd.	900	17,376
Hongkong Land Holdings Ltd.	2,000	9,800
MTR Corp. Ltd.	5,500	29,742
Sino Land Co. Ltd.	14,000	18,163
Swire Properties Ltd.	11,000	27,334
Xinyi Glass Holdings Ltd.	4,000	9,704

Total Hong Kong		141,003

Ireland - 0.7%
CRH PLC	1,178	47,644
Kerry Group PLC, Class A	104	11,699

Total Ireland		59,343

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International ESG Fund (RESD)

March 31, 2022

Investments	Shares	Value
Israel - 0.1%
Check Point Software Technologies Ltd.*	60	$8,296

Italy - 2.3%
Assicurazioni Generali SpA(a)	2,792	64,522
DiaSorin SpA	68	10,736
Ferrari NV	118	26,088
Nexi SpA*(b)	922	10,772
Poste Italiane SpA(b)	1,936	22,230
Recordati Industria Chimica e Farmaceutica SpA	79	4,012
Snam SpA	4,460	25,963
Telecom Italia SpA	98,544	36,567

Total Italy		200,890

Japan - 23.9%
Advantest Corp.	400	31,868
AGC, Inc.	700	28,288
Aisin Corp.	300	10,369
Ajinomoto Co., Inc.	1,400	40,082
Asahi Group Holdings Ltd.	400	14,701
Asahi Kasei Corp.	2,100	18,383
Astellas Pharma, Inc.	2,200	34,638
Canon, Inc.	1,500	36,989
Capcom Co. Ltd.(a)	300	7,336
Chugai Pharmaceutical Co. Ltd.	700	23,628
CyberAgent, Inc.	800	10,058
Dai Nippon Printing Co. Ltd.	800	18,969
Dai-ichi Life Holdings, Inc.	1,200	24,707
Daito Trust Construction Co. Ltd.	100	10,702
Daiwa House Industry Co. Ltd.	600	15,824
Daiwa Securities Group, Inc.(a)	4,200	23,970
Dentsu Group, Inc.	400	16,544
Fuji Electric Co. Ltd.	700	35,526
FUJIFILM Holdings Corp.	500	30,904
Fujitsu Ltd.	400	60,688
Hino Motors Ltd.	1,400	8,305
Hitachi Construction Machinery Co. Ltd.	700	18,426
Hitachi Ltd.	900	45,714
Hitachi Metals Ltd.*	600	10,089
Honda Motor Co. Ltd.	1,600	45,967
Hulic Co. Ltd.	1,300	11,792
Isuzu Motors Ltd.	800	10,467
Itochu Techno-Solutions Corp.	800	20,696
Japan Post Holdings Co. Ltd.	1,400	10,363
Japan Post Insurance Co. Ltd.	600	10,559
Kajima Corp.	900	11,056
Kao Corp.	900	37,260
KDDI Corp.	1,300	42,896
Kirin Holdings Co. Ltd.	600	9,041
Lixil Corp.	1,200	22,641
Mazda Motor Corp.	3,900	29,208
McDonald’s Holdings Co. Japan Ltd.	200	8,354
Medipal Holdings Corp.	500	8,301
MEIJI Holdings Co. Ltd.	300	16,338
Mitsubishi Chemical Holdings Corp.	800	5,386
Mitsubishi Gas Chemical Co., Inc.	700	12,002
Mitsubishi UFJ Financial Group, Inc.	10,500	65,773
Mitsui Chemicals, Inc.	100	2,546
Mizuho Financial Group, Inc.	2,500	32,276
MS&AD Insurance Group Holdings, Inc.	800	26,220
NEC Corp.	1,100	46,673
NGK Insulators Ltd.	900	12,999
Nintendo Co. Ltd.	100	50,809
Nippon Shinyaku Co. Ltd.	100	6,863
Nippon Telegraph & Telephone Corp.	2,000	58,414
Nissin Foods Holdings Co. Ltd.	100	7,061
Nitto Denko Corp.	400	29,067
Nomura Holdings, Inc.	5,000	21,223
Nomura Real Estate Holdings, Inc.	800	19,332
Nomura Research Institute Ltd.	1,300	43,057
NTT Data Corp.	2,100	41,836
Obayashi Corp.(a)	2,900	21,504
Oji Holdings Corp.	2,100	10,502
Olympus Corp.	1,100	21,198
Ono Pharmaceutical Co. Ltd.	600	15,156
Open House Group Co. Ltd.	300	13,396
Oracle Corp.	100	7,003
Otsuka Holdings Co. Ltd.	100	3,487
Resona Holdings, Inc.	2,300	9,931
Rinnai Corp.	200	15,110
Ryohin Keikaku Co. Ltd.	400	4,716
SCSK Corp.	2,000	34,620
Secom Co. Ltd.	200	14,613
Seiko Epson Corp.(a)	1,600	24,269
Sekisui Chemical Co. Ltd.	1,000	14,492
Sekisui House Ltd.	1,400	27,348
SG Holdings Co. Ltd.	700	13,334
Shimizu Corp.	1,600	9,689
Sohgo Security Services Co. Ltd.	300	9,887
Sompo Holdings, Inc.	700	31,034
Sumitomo Metal Mining Co. Ltd.	200	10,155
Sumitomo Mitsui Financial Group, Inc.(a)	800	25,752
Sumitomo Mitsui Trust Holdings, Inc.	600	19,778
Suntory Beverage & Food Ltd.	500	19,197
Sysmex Corp.	400	29,406
T&D Holdings, Inc.	1,600	22,028
Taisei Corp.	400	11,650
Takeda Pharmaceutical Co. Ltd.	1,000	28,820
TIS, Inc.	500	11,852
Tokio Marine Holdings, Inc.	700	41,109
Tokyo Electron Ltd.	100	52,111
Tokyo Gas Co. Ltd.	2,100	38,617
Tosoh Corp.	900	13,451
TOTO Ltd.	400	16,280
Toyo Suisan Kaisha Ltd.	600	21,602
Trend Micro, Inc.	200	11,798
Unicharm Corp.	500	17,957
USS Co. Ltd.	500	8,482
Yamaha Motor Co. Ltd.	1,100	24,977

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International ESG Fund (RESD)

March 31, 2022

Investments	Shares	Value
Yamato Holdings Co. Ltd.	100	$1,889

Total Japan		2,081,384

Netherlands - 4.2%
ABN AMRO Bank NV, CVA(b)	2,457	31,827
ASM International NV	111	41,016
Euronext NV(b)	315	28,985
Heineken Holding NV	362	28,637
Koninklijke DSM NV	268	48,456
Koninklijke KPN NV	8,778	30,697
Koninklijke Philips NV	1,225	37,796
NN Group NV	566	28,881
QIAGEN NV*	228	11,296
Randstad NV(a)	480	29,182
Wolters Kluwer NV	474	50,936

Total Netherlands		367,709

Norway - 0.8%
Norsk Hydro ASA	2,059	20,275
Orkla ASA	3,036	27,207
Telenor ASA	1,687	24,454

Total Norway		71,936

Singapore - 1.2%
Genting Singapore Ltd.	21,400	12,887
Keppel Corp. Ltd.	5,500	26,091
Singapore Exchange Ltd.	2,200	16,207
Singapore Telecommunications Ltd.	15,500	30,236
United Overseas Bank Ltd.	800	18,928

Total Singapore		104,349

Spain - 2.4%
Banco Bilbao Vizcaya Argentaria SA(a)	8,202	47,546
CaixaBank SA	12,301	42,114
Enagas SA	877	19,662
Grifols SA(a)	1,066	19,547
Red Electrica Corp. SA	1,691	35,015
Telefonica SA	8,684	42,403

Total Spain		206,287

Sweden - 2.4%
Essity AB, Class B	750	17,882
Getinge AB, Class B	543	21,966
H & M Hennes & Mauritz AB, Class B	2,385	32,292
Husqvarna AB, Class B	3,310	35,041
Securitas AB, Class B	1,096	12,519
Svenska Handelsbanken AB, Class A	1,767	16,477
Swedbank AB, Class A(a)	1,750	26,477
Tele2 AB, Class B	1,124	17,162
Telefonaktiebolaget LM Ericsson, Class B	3,553	32,902

Total Sweden		212,718

Switzerland - 13.8%
ABB Ltd., Registered Shares	1,689	55,373
Adecco Group AG, Registered Shares	483	22,049
Coca-Cola HBC AG*	1,398	29,442
Geberit AG, Registered Shares	64	39,794
Givaudan SA, Registered Shares	15	62,380
Kuehne + Nagel International AG, Registered Shares	139	39,740
Logitech International SA, Registered Shares	302	22,709
Nestle SA, Registered Shares	1,780	232,498
Novartis AG, Registered Shares	1,436	126,786
Roche Holding AG	454	180,786
SGS SA, Registered Shares	12	33,591
Sonova Holding AG, Registered Shares	96	40,434
STMicroelectronics NV	1,450	63,872
Swatch Group AG, Bearer Shares	47	13,468
Swiss Re AG	456	43,665
Swisscom AG, Registered Shares(a)	83	50,057
Temenos AG, Registered Shares	172	16,635
UBS Group AG, Registered Shares	2,992	58,995
Zurich Insurance Group AG	129	64,034

Total Switzerland		1,196,308

United Kingdom - 14.6%
Anglo American PLC	957	50,055
Aviva PLC	6,352	37,811
Barclays PLC	22,539	44,010
BT Group PLC	13,886	33,312
Bunzl PLC	858	33,529
Burberry Group PLC	1,408	31,033
Diageo PLC	1,998	101,636
Ferguson PLC	225	30,750
GlaxoSmithKline PLC	3,831	83,086
HSBC Holdings PLC	13,123	90,781
Intertek Group PLC	414	28,476
Johnson Matthey PLC	1,225	30,298
Kingfisher PLC	13,371	44,963
Legal & General Group PLC	11,209	40,143
Lloyds Banking Group PLC	80,226	49,704
National Grid PLC	3,644	56,250
Next PLC	312	24,779
Pearson PLC	3,502	34,609
Reckitt Benckiser Group PLC	721	55,363
RELX PLC	1,838	57,669
Rentokil Initial PLC	3,800	26,317
Sage Group PLC	314	2,899
Segro PLC	1,539	27,264
Standard Chartered PLC	5,299	35,596
Unilever PLC	2,050	93,255
United Utilities Group PLC	2,893	42,833
Vodafone Group PLC	27,815	45,720
WPP PLC	2,644	34,917

Total United Kingdom		1,267,058

United States - 0.1%
CyberArk Software Ltd.*	53	8,944

TOTAL COMMON STOCKS (Cost: $7,756,408)		8,543,998

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International ESG Fund (RESD)

March 31, 2022

Investments	Shares	Value
PREFERRED STOCKS - 0.8%

Germany - 0.8%
Henkel AG & Co. KGaA	482	$32,543
Volkswagen AG	238	41,575

TOTAL PREFERRED STOCKS (Cost: $94,192)		74,118

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.9%

United States - 1.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.25%(c) (Cost: $165,431)	165,431	165,431

TOTAL INVESTMENTS IN SECURITIES - 101.0% (Cost: $8,016,031)		8,783,547
Other Assets less Liabilities - (1.0)%		(90,651)

NET ASSETS - 100.0%		$8,692,896

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at March 31, 2022. At March 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $345,443 and the total market value of the collateral held by the Fund was $366,460. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $201,029.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2022.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International ESG Fund (RESD)

March 31, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$8,543,998	$—	$—	$8,543,998
Preferred Stocks	74,118	—	—	74,118
Investment of Cash Collateral for Securities Loaned	—	165,431	—	165,431

Total Investments in Securities	$8,618,116	$165,431	$—	$8,783,547

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Corporate Bond Fund (WFIG)

March 31, 2022

Investments	Principal Amount	Value
U.S. CORPORATE BONDS - 94.9%

United States - 94.9%
3M Co.
3.38%, 3/1/29	$7,000	$7,124
3.13%, 9/19/46	70,000	63,308
Abbott Laboratories
2.95%, 3/15/25	29,000	29,214
4.90%, 11/30/46	99,000	120,995
AbbVie, Inc.
2.60%, 11/21/24	93,000	92,368
3.80%, 3/15/25	89,000	90,849
3.60%, 5/14/25	112,000	113,700
3.20%, 5/14/26	90,000	90,291
3.20%, 11/21/29	133,000	131,518
4.50%, 5/14/35	49,000	52,732
4.30%, 5/14/36	46,000	48,303
4.45%, 5/14/46	38,000	40,549
4.88%, 11/14/48	56,000	63,647
4.25%, 11/21/49	206,000	215,352
Activision Blizzard, Inc.
2.50%, 9/15/50	61,000	50,225
Albemarle Corp.
4.15%, 12/1/24	5,000	5,118
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/28	63,000	64,375
4.90%, 12/15/30	98,000	108,437
Allstate Corp.
5.55%, 5/9/35	100,000	118,896
Ally Financial, Inc.
5.80%, 5/1/25(a)	68,000	72,211
Alphabet, Inc.
2.25%, 8/15/60	48,000	37,550
Altria Group, Inc.
4.40%, 2/14/26	45,000	46,601
2.63%, 9/16/26(a)	193,000	186,529
3.88%, 9/16/46	56,000	47,618
5.95%, 2/14/49	88,000	95,894
6.20%, 2/14/59	8,000	8,968
4.00%, 2/4/61	50,000	42,025
Amazon.com, Inc.
4.05%, 8/22/47	35,000	38,192
4.25%, 8/22/57	50,000	56,820
2.70%, 6/3/60(a)	64,000	53,234
Ameren Corp.
3.50%, 1/15/31	44,000	43,567
American Express Co.
2.50%, 8/1/22	56,000	56,203
3.40%, 2/27/23	149,000	151,071
3.40%, 2/22/24	59,000	59,821
3.63%, 12/5/24(a)	27,000	27,529
American Financial Group, Inc.
4.50%, 6/15/47	60,000	61,490
American International Group, Inc.
2.50%, 6/30/25	179,000	175,533
3.90%, 4/1/26	88,000	90,260
4.80%, 7/10/45	100,000	112,858
4.75%, 4/1/48	61,000	70,165
American Water Capital Corp.
2.95%, 9/1/27	29,000	28,783
4.30%, 12/1/42(a)	58,000	60,688
Amgen, Inc.
1.90%, 2/21/25	239,000	232,485
2.20%, 2/21/27	213,000	204,797
2.77%, 9/1/53	31,000	25,070
Amphenol Corp.
2.80%, 2/15/30	22,000	20,861
Anthem, Inc.
3.30%, 1/15/23	23,000	23,230
3.65%, 12/1/27	73,000	74,558
4.10%, 3/1/28	48,000	49,855
4.63%, 5/15/42(a)	15,000	16,447
4.65%, 1/15/43	40,000	44,090
4.38%, 12/1/47	60,000	64,703
Appalachian Power Co.
7.00%, 4/1/38	185,000	238,768
Apple, Inc.
0.70%, 2/8/26(a)	249,000	231,881
3.20%, 5/11/27	10,000	10,172
2.90%, 9/12/27	25,000	25,066
3.00%, 11/13/27	26,000	26,193
1.40%, 8/5/28	248,000	226,444
3.85%, 5/4/43	13,000	13,681
3.85%, 8/4/46	28,000	29,732
4.25%, 2/9/47	35,000	39,318
3.75%, 11/13/47	9,000	9,429
2.65%, 2/8/51	50,000	43,332
2.80%, 2/8/61(a)	50,000	42,989
Applied Materials, Inc.
5.10%, 10/1/35	31,000	36,155
5.85%, 6/15/41	14,000	18,227
AT&T, Inc.
4.35%, 3/1/29	89,000	94,085
4.30%, 2/15/30	93,000	98,401
2.55%, 12/1/33	99,000	88,132
4.50%, 5/15/35	49,000	52,038
6.30%, 1/15/38	69,000	85,360
3.10%, 2/1/43	123,000	106,402
AvalonBay Communities, Inc.
4.20%, 12/15/23	12,000	12,245
2.95%, 5/11/26	45,000	44,693
Avangrid, Inc.
3.80%, 6/1/29	57,000	57,910
Bank of America Corp.
4.13%, 1/22/24	55,000	56,460
4.20%, 8/26/24	325,000	333,144
4.45%, 3/3/26	47,000	48,664
1.73%, 7/22/27, (1.734% fixed rate until 7/22/26; Secured Overnight Financing Rate + 0.96% thereafter)(b)	243,000	225,968
3.25%, 10/21/27	95,000	94,786
4.18%, 11/25/27, Series L(a)	30,000	30,634
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month U.S. dollar London Interbank Offered Rate + 1.04% thereafter)(b)	174,000	172,493
3.19%, 7/23/30, (3.194% fixed rate until 7/23/29; 3-month U.S. dollar London Interbank Offered Rate + 1.18% thereafter)(b)	178,000	172,413

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

March 31, 2022

Investments	Principal Amount	Value
2.50%, 2/13/31, (2.496% fixed rate until 2/13/30; 3-month U.S. dollar London Interbank Offered Rate + 0.99% thereafter)(b)	$240,000	$220,464
2.59%, 4/29/31, (2.592% fixed rate until 4/29/30; Secured Overnight Financing Rate + 2.15% thereafter)(b)	236,000	218,243
1.90%, 7/23/31, (1.898% fixed rate until 7/23/30; Secured Overnight Financing Rate + 1.53% thereafter)(b)	504,000	440,909
5.00%, 1/21/44	121,000	139,770
4.08%, 3/20/51, (4.083% fixed rate until 3/20/50; 3-month U.S. dollar London Interbank Offered Rate + 3.15% thereafter)(b)	60,000	62,080
Becton Dickinson and Co.
3.79%, 5/20/50(a)	108,000	105,054
Berkshire Hathaway Energy Co.
3.75%, 11/15/23	44,000	44,850
6.13%, 4/1/36	30,000	37,061
3.80%, 7/15/48	47,000	46,646
4.45%, 1/15/49	70,000	76,766
Berkshire Hathaway Finance Corp.
1.85%, 3/12/30(a)	240,000	219,338
4.20%, 8/15/48	20,000	21,545
Berkshire Hathaway, Inc.
2.75%, 3/15/23(a)	125,000	125,897
BGC Partners, Inc.
5.38%, 7/24/23	38,000	38,888
Biogen, Inc.
3.25%, 2/15/51(a)(c)	83,000	68,969
BlackRock, Inc.
2.40%, 4/30/30	100,000	94,774
Block Financial LLC
5.50%, 11/1/22	46,000	46,149
Boardwalk Pipelines LP
5.95%, 6/1/26(a)	60,000	64,852
Boeing Co.
4.88%, 5/1/25	131,000	135,331
2.75%, 2/1/26	94,000	91,265
2.20%, 2/4/26	171,000	161,858
3.10%, 5/1/26	27,000	26,524
2.70%, 2/1/27	122,000	117,255
3.45%, 11/1/28	140,000	135,663
3.20%, 3/1/29	250,000	238,802
2.95%, 2/1/30	53,000	49,203
5.15%, 5/1/30	146,000	155,621
5.88%, 2/15/40	76,000	85,467
3.90%, 5/1/49	35,000	31,643
3.75%, 2/1/50	68,000	61,131
3.95%, 8/1/59	25,000	21,841
5.93%, 5/1/60	72,000	83,537
Booking Holdings, Inc.
3.55%, 3/15/28	27,000	27,315
BorgWarner, Inc.
4.38%, 3/15/45	30,000	29,818
Boston Scientific Corp.
4 .70%, 3/1/49	12,000	13,394
Brighthouse Financial, Inc.
4.70%, 6/22/47	8,000	7,799
Bristol-Myers Squibb Co.
4.35%, 11/15/47	11,000	12,175
4.25%, 10/26/49	58,000	63,558
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.88%, 1/15/27	154,000	155,104
Broadcom, Inc.
3.46%, 9/15/26(a)	16,000	15,959
4.11%, 9/15/28	144,000	146,137
5.00%, 4/15/30	163,000	173,906
4.15%, 11/15/30	121,000	122,626
4.30%, 11/15/32	43,000	43,674
3.42%, 4/15/33(c)	78,000	72,832
3.47%, 4/15/34(c)	171,000	158,486
3.19%, 11/15/36(c)	58,000	50,992
Broadridge Financial Solutions, Inc.
3.40%, 6/27/26	25,000	25,190
Burlington Northern Santa Fe LLC
3.75%, 4/1/24	15,000	15,302
5.05%, 3/1/41	25,000	29,141
5.40%, 6/1/41	19,000	23,039
4.45%, 3/15/43	38,000	41,735
4.15%, 4/1/45	130,000	137,965
Capital One Financial Corp.
3.75%, 7/28/26	136,000	137,027
3.80%, 1/31/28	281,000	283,568
Caterpillar Financial Services Corp.
2.85%, 5/17/24	46,000	46,270
Caterpillar, Inc.
3.25%, 4/9/50(a)	53,000	51,592
Chevron USA, Inc.
1.02%, 8/12/27	160,000	145,362
Chubb Corp.
6.50%, 5/15/38, Series 1	86,000	113,410
Cigna Corp.
4.50%, 2/25/26	54,000	56,505
4.38%, 10/15/28	63,000	66,285
4.80%, 7/15/46	132,000	146,215
3.88%, 10/15/47	18,000	17,537
4.90%, 12/15/48	94,000	105,982
3.40%, 3/15/50	46,000	41,631
Cisco Systems, Inc.
5.50%, 1/15/40	35,000	44,298
Citigroup, Inc.
5.50%, 9/13/25	84,000	89,790
4.30%, 11/20/26	291,000	300,018
4.45%, 9/29/27	116,000	119,726
4.41%, 3/31/31, (4.412% fixed rate until 3/31/30; Secured Overnight Financing Rate + 3.914% thereafter)(b)	97,000	101,061
2.56%, 5/1/32, (2.561% fixed rate until 5/1/31; Secured Overnight Financing Rate + 1.167% thereafter)(b)	48,000	43,481
6.63%, 6/15/32	150,000	181,830

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

March 31, 2022

Investments	Principal Amount	Value
3.06%, 1/25/33, (3.057% fixed rate until 1/25/32; Secured Overnight Financing Rate + 1.351% thereafter)(b)	$51,000	$47,755
8.13%, 7/15/39	106,000	160,610
5.88%, 1/30/42	83,000	103,210
4.65%, 7/23/48	93,000	105,249
CNA Financial Corp.
4.50%, 3/1/26	18,000	18,774
3.45%, 8/15/27	57,000	57,128
Coca-Cola Co.
1.45%, 6/1/27(a)	67,000	62,955
2.75%, 6/1/60(a)	50,000	42,558
Comcast Corp.
3.38%, 2/15/25	19,000	19,293
3.38%, 8/15/25	10,000	10,133
3.15%, 2/15/28	4,000	3,995
4.15%, 10/15/28	28,000	29,445
4.25%, 10/15/30	78,000	83,263
1.50%, 2/15/31(a)	284,000	247,438
4.25%, 1/15/33	191,000	204,802
4.00%, 8/15/47	104,000	106,854
3.97%, 11/1/47	42,000	43,016
3.45%, 2/1/50	37,000	34,989
2.94%, 11/1/56(c)	39,000	32,545
2.99%, 11/1/63(c)	58,000	47,621
Commonwealth Edison Co.
3.65%, 6/15/46	141,000	139,192
Conagra Brands, Inc.
4.30%, 5/1/24	61,000	62,699
7.00%, 10/1/28	33,000	39,004
5.40%, 11/1/48(a)	42,000	48,109
Connecticut Light and Power Co.
4.30%, 4/15/44	30,000	32,090
ConocoPhillips
3.76%, 3/15/42	110,000	112,367
4.03%, 3/15/62(c)	129,000	131,052
Consolidated Edison Co. of New York, Inc.
6.75%, 4/1/38, Series 08-B	98,000	128,624
4.20%, 3/15/42, Series 12-A	40,000	40,598
3.95%, 3/1/43	37,000	36,157
4.50%, 12/1/45	34,000	35,921
3.85%, 6/15/46	25,000	24,280
4.50%, 5/15/58	5,000	5,319
3.70%, 11/15/59	38,000	35,139
Constellation Brands, Inc.
4.25%, 5/1/23	49,000	49,928
3.75%, 5/1/50	38,000	35,319
Corning, Inc.
4.38%, 11/15/57	59,000	59,781
5.45%, 11/15/79	10,000	11,029
CSX Corp.
3.80%, 3/1/28	201,000	207,054
6.00%, 10/1/36	7,000	8,608
6.15%, 5/1/37	32,000	40,204
3.80%, 11/1/46	41,000	41,153
4.25%, 11/1/66	30,000	31,114
CVS Health Corp.
3.88%, 7/20/25	134,000	136,789
4.30%, 3/25/28	59,000	61,867
4.78%, 3/25/38	117,000	127,913
2.70%, 8/21/40	101,000	85,935
5.13%, 7/20/45	56,000	63,472
5.05%, 3/25/48	145,000	164,460
Dell International LLC / EMC Corp.
6.02%, 6/15/26	209,000	226,824
Discover Financial Services
3.85%, 11/21/22(a)	32,000	32,405
3.95%, 11/6/24	132,000	134,212
Discovery Communications LLC
4.00%, 9/15/55	34,000	29,406
Dollar General Corp.
3.88%, 4/15/27	9,000	9,276
Dominion Energy South Carolina, Inc.
5.10%, 6/1/65	33,000	39,024
Dominion Energy, Inc.
4.90%, 8/1/41, Series C	18,000	19,677
DTE Energy Co.
2.53%, 10/1/24, Series C	114,000	112,211
2.85%, 10/1/26(a)	57,000	55,836
Duke Energy Carolinas LLC
3.95%, 11/15/28	35,000	36,469
6.05%, 4/15/38	84,000	104,957
3.95%, 3/15/48	40,000	41,500
Duke Energy Florida LLC
4.20%, 7/15/48	13,000	13,818
Duke Energy Florida Project Finance LLC
2.54%, 9/1/31, Series 2026	50,000	48,828
Duke Energy Ohio, Inc.
3.70%, 6/15/46	36,000	35,273
Duke Energy Progress LLC
3.45%, 3/15/29	63,000	63,576
3.70%, 10/15/46	37,000	36,870
Eastern Gas Transmission & Storage, Inc.
4.80%, 11/1/43(c)	10,000	10,544
Eastman Chemical Co.
3.60%, 8/15/22	10,000	10,037
4.80%, 9/1/42	69,000	72,935
4.65%, 10/15/44	20,000	20,673
Eaton Corp.
4.15%, 11/2/42	56,000	58,190
eBay, Inc.
4.00%, 7/15/42	82,000	81,004
Eli Lilly & Co.
2.25%, 5/15/50(a)	58,000	47,262
Enterprise Products Operating LLC
2.80%, 1/31/30(a)	252,000	242,192
5.95%, 2/1/41	210,000	250,009
3.70%, 1/31/51	63,000	57,866
3.95%, 1/31/60	19,000	17,797
EOG Resources, Inc.
3.90%, 4/1/35	18,000	18,556
Equitable Holdings, Inc.
4.35%, 4/20/28	160,000	165,046
Essential Utilities, Inc.
4.28%, 5/1/49	32,000	32,876
Essex Portfolio LP
3.50%, 4/1/25	65,000	65,562
3.00%, 1/15/30	82,000	78,965

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

March 31, 2022

Investments	Principal Amount	Value
2.65%, 3/15/32	$25,000	$22,881
Estee Lauder Cos., Inc.
2.38%, 12/1/29	140,000	133,414
Evergy, Inc.
2.45%, 9/15/24	106,000	104,020
2.90%, 9/15/29	30,000	28,719
Exelon Corp.
3.40%, 4/15/26	71,000	71,372
5.10%, 6/15/45	114,000	128,025
4.45%, 4/15/46	40,000	41,879
Exxon Mobil Corp.
2.02%, 8/16/24(a)	11,000	10,896
2.71%, 3/6/25	77,000	76,927
3.48%, 3/19/30	232,000	238,099
4.33%, 3/19/50	67,000	74,787
Fidelity National Financial, Inc.
4.50%, 8/15/28	75,000	76,954
Fidelity National Information Services, Inc.
1.65%, 3/1/28(a)	148,000	132,630
Fifth Third Bancorp
3.95%, 3/14/28	27,000	27,692
8.25%, 3/1/38	25,000	36,955
Fiserv, Inc.
3.80%, 10/1/23	33,000	33,540
2.75%, 7/1/24	51,000	50,730
3.50%, 7/1/29	89,000	87,678
4.40%, 7/1/49	40,000	41,332
Florida Power & Light Co.
4.13%, 6/1/48(a)	79,000	86,393
Fox Corp.
3.50%, 4/8/30(a)	151,000	149,795
General Dynamics Corp.
4.25%, 4/1/40	95,000	103,664
General Mills, Inc.
4.00%, 4/17/25	35,000	35,789
4.20%, 4/17/28	18,000	18,807
3.00%, 2/1/51(a)	105,000	90,970
Gilead Sciences, Inc.
3.70%, 4/1/24	10,000	10,179
3.65%, 3/1/26	90,000	91,687
4.60%, 9/1/35	60,000	65,389
4.80%, 4/1/44	16,000	17,632
4.50%, 2/1/45	52,000	55,337
4.15%, 3/1/47	148,000	152,342
Global Payments, Inc.
2.90%, 5/15/30	85,000	78,705
Globe Life, Inc.
4.55%, 9/15/28	100,000	104,875
Hartford Financial Services Group, Inc.
6.10%, 10/1/41	7,000	8,709
Hasbro, Inc.
3.50%, 9/15/27	55,000	54,504
HCA, Inc.
5.25%, 6/15/26	85,000	89,798
4.50%, 2/15/27	200,000	206,838
4.13%, 6/15/29	136,000	138,606
5.25%, 6/15/49	57,000	62,799
Healthpeak Properties, Inc.
3.50%, 7/15/29	45,000	45,007
3.00%, 1/15/30	47,000	45,200
HollyFrontier Corp.
4.50%, 10/1/30	30,000	29,333
Home Depot, Inc.
2.13%, 9/15/26	23,000	22,342
2.95%, 6/15/29	37,000	36,686
4.88%, 2/15/44	34,000	39,668
4.40%, 3/15/45	163,000	180,268
4.50%, 12/6/48	9,000	10,193
Honeywell International, Inc.
5.70%, 3/15/37	4,000	4,998
2.80%, 6/1/50	88,000	81,432
HP, Inc.
6.00%, 9/15/41	83,000	96,815
Humana, Inc.
3.13%, 8/15/29	172,000	166,683
Hyatt Hotels Corp.
3.38%, 7/15/23	2,000	2,002
Illinois Tool Works, Inc.
3.90%, 9/1/42(a)	30,000	30,839
Indiana Michigan Power Co.
4.55%, 3/15/46, Series K	26,000	27,605
Intel Corp.
3.10%, 7/29/22(a)	10,000	10,069
2.88%, 5/11/24(a)	3,000	3,025
3.25%, 11/15/49	165,000	153,165
4.95%, 3/25/60(a)	40,000	49,200
Intercontinental Exchange, Inc.
3.00%, 6/15/50(a)	56,000	49,135
3.00%, 9/15/60	50,000	42,566
International Business Machines Corp.
3.50%, 5/15/29	100,000	102,025
4.15%, 5/15/39	100,000	104,927
4.00%, 6/20/42	24,000	24,559
International Flavors & Fragrances, Inc.
5.00%, 9/26/48	10,000	10,989
International Paper Co.
4.80%, 6/15/44	3,000	3,207
4.35%, 8/15/48(a)	9,000	9,461
Interpublic Group of Cos., Inc.
4.65%, 10/1/28(a)	22,000	23,046
Johnson & Johnson
2.90%, 1/15/28	30,000	30,114
4.38%, 12/5/33	26,000	29,269
3.40%, 1/15/38	32,000	32,588
3.70%, 3/1/46	26,000	27,445
3.50%, 1/15/48	88,000	90,754
JPMorgan Chase & Co.
4.49%, 3/24/31, (4.493% fixed rate until 3/24/30; Secured Overnight Financing Rate + 3.79% thereafter)(b)	80,000	85,030
2.58%, 4/22/32, (2.58% fixed rate until 4/22/31; Secured Overnight Financing Rate + 1.25% thereafter)(b)	52,000	47,714
2.96%, 1/25/33, (2.963% fixed rate until 1/25/32; Secured Overnight Financing Rate + 1.26% thereafter)(b)	46,000	43,447
6.40%, 5/15/38	111,000	145,165

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

March 31, 2022

Investments	Principal Amount	Value
3.11%, 4/22/41, (3.109% fixed rate until 4/22/40; Secured Overnight Financing Rate + 2.46% thereafter)(b)	$115,000	$104,346
2.53%, 11/19/41, (2.525% fixed rate until 11/19/40; Secured Overnight Financing Rate + 1.51% thereafter)(b)	60,000	49,708
5.63%, 8/16/43	16,000	19,498
4.85%, 2/1/44	23,000	26,164
4.95%, 6/1/45(a)	187,000	212,741
3.96%, 11/15/48, (3.964% fixed rate until 11/15/47; 3-month U.S. dollar London Interbank Offered Rate + 1.38% thereafter)(b)	124,000	127,224
3.11%, 4/22/51, (3.109% fixed rate until 4/22/50; Secured Overnight Financing Rate + 2.44% thereafter)(b)	177,000	157,898
3.33%, 4/22/52, (3.328% fixed rate until 4/22/51; Secured Overnight Financing Rate + 1.58% thereafter)(b)	28,000	25,965
Kansas City Southern
4.20%, 11/15/69	42,000	42,261
Keurig Dr. Pepper, Inc.
3.80%, 5/1/50	43,000	40,887
Kimberly-Clark Corp.
3.10%, 3/26/30(a)	7,000	7,013
5.30%, 3/1/41	22,000	26,567
KLA Corp.
3.30%, 3/1/50(a)	22,000	20,755
Kroger Co.
4.00%, 2/1/24	50,000	50,962
2.65%, 10/15/26	44,000	42,981
3.70%, 8/1/27	17,000	17,473
5.15%, 8/1/43	2,000	2,306
4.45%, 2/1/47	32,000	34,072
Laboratory Corp. of America Holdings
4.70%, 2/1/45	15,000	16,019
Lam Research Corp.
3.80%, 3/15/25	4,000	4,097
Las Vegas Sands Corp.
2.90%, 6/25/25	157,000	146,302
Lincoln National Corp.
3.80%, 3/1/28	25,000	25,335
Lockheed Martin Corp.
4.50%, 5/15/36	31,000	34,229
4.70%, 5/15/46	18,000	20,872
4.09%, 9/15/52	70,000	77,001
Lowe’s Cos., Inc.
4.05%, 5/3/47	116,000	116,289
LYB International Finance III LLC
4.20%, 10/15/49	100,000	99,176
4.20%, 5/1/50	30,000	29,591
Magellan Midstream Partners LP
5.15%, 10/15/43	9,000	9,773
4.20%, 10/3/47	70,000	68,471
Markel Corp.
5.00%, 4/5/46	28,000	30,902
Marriott International, Inc.
5.75%, 5/1/25, Series EE	85,000	90,350
Marsh & McLennan Cos., Inc.
3.88%, 3/15/24	64,000	65,375
2.25%, 11/15/30	190,000	173,780
McDonald’s Corp.
3.50%, 3/1/27	27,000	27,522
3.80%, 4/1/28	29,000	29,929
6.30%, 3/1/38	32,000	41,072
3.63%, 9/1/49	14,000	13,418
Merck & Co., Inc.
3.60%, 9/15/42	16,000	16,097
3.70%, 2/10/45	126,000	128,718
4.00%, 3/7/49	23,000	24,898
MetLife, Inc.
4.60%, 5/13/46	96,000	108,154
Micron Technology, Inc.
5.33%, 2/6/29	128,000	139,224
Microsoft Corp.
2.88%, 2/6/24	37,000	37,487
2.40%, 8/8/26	35,000	34,721
3.30%, 2/6/27	66,000	67,740
2.92%, 3/17/52	82,000	76,863
MidAmerican Energy Co.
3.65%, 8/1/48	40,000	39,723
Molson Coors Beverage Co.
3.00%, 7/15/26	159,000	156,912
Moody’s Corp.
2.63%, 1/15/23(a)	54,000	54,264
2.55%, 8/18/60	70,000	52,900
Morgan Stanley
4.10%, 5/22/23	34,000	34,617
3.88%, 4/29/24, Series F	33,000	33,677
3.95%, 4/23/27	244,000	248,860
4.43%, 1/23/30, (4.431% fixed rate until 1/23/29; 3-month U.S. dollar London Interbank Offered Rate + 1.628% thereafter)(b)	123,000	128,870
7.25%, 4/1/32	234,000	302,527
2.24%, 7/21/32, (2.239% fixed rate until 7/21/31; Secured Overnight Financing Rate + 1.178% thereafter)(b)	197,000	174,751
6.38%, 7/24/42	80,000	107,107
4.30%, 1/27/45	66,000	69,563
5.60%, 3/24/51, (5.597% fixed rate until 3/24/50; Secured Overnight Financing Rate + 4.84% thereafter)(b)	58,000	74,664
Morgan Stanley Domestic Holdings, Inc.
3.80%, 8/24/27	100,000	101,504
Motorola Solutions, Inc.
4.60%, 5/23/29	100,000	104,282
National Fuel Gas Co.
3.75%, 3/1/23	30,000	30,204
Newmont Corp.
6.25%, 10/1/39	28,000	35,495
NextEra Energy Capital Holdings, Inc.
2.25%, 6/1/30	55,000	50,433

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

March 31, 2022

Investments	Principal Amount	Value
NIKE, Inc.
3.38%, 11/1/46(a)	$39,000	$38,404
Norfolk Southern Corp.
3.95%, 10/1/42	64,000	64,896
4.15%, 2/28/48	31,000	32,613
3.16%, 5/15/55	53,000	47,511
5.10%, 8/1/2118	12,000	13,441
Northrop Grumman Corp.
4.03%, 10/15/47	81,000	85,492
5.25%, 5/1/50	47,000	58,912
NSTAR Electric Co.
3.20%, 5/15/27(a)	71,000	71,278
Nucor Corp.
4.00%, 8/1/23(a)	125,000	127,505
NVIDIA Corp.
3.20%, 9/16/26	45,000	45,766
3.50%, 4/1/40	70,000	70,700
NVR, Inc.
3.95%, 9/15/22	18,000	18,084
O’Reilly Automotive, Inc.
3.60%, 9/1/27	56,000	56,717
ONE Gas, Inc.
4.66%, 2/1/44	4,000	4,284
Oracle Corp.
2.65%, 7/15/26	140,000	134,634
2.88%, 3/25/31	556,000	507,684
4.30%, 7/8/34	3,000	2,961
3.85%, 7/15/36	20,000	18,468
5.38%, 7/15/40	509,000	538,008
4.38%, 5/15/55(a)	28,000	25,472
3.85%, 4/1/60	80,000	65,748
4.10%, 3/25/61	35,000	30,169
Owens Corning
3.40%, 8/15/26(a)	79,000	79,132
4.30%, 7/15/47	7,000	6,888
PacifiCorp
6.00%, 1/15/39	99,000	123,007
Paramount Global
4.00%, 1/15/26	28,000	28,519
2.90%, 1/15/27	46,000	44,940
3.38%, 2/15/28	23,000	22,595
7.88%, 7/30/30	118,000	148,714
6.88%, 4/30/36	173,000	211,264
4.60%, 1/15/45	11,000	10,771
Parker-Hannifin Corp.
3.25%, 3/1/27	67,000	67,023
4.45%, 11/21/44	11,000	11,446
PayPal Holdings, Inc.
2.65%, 10/1/26	136,000	133,900
PepsiCo, Inc.
2.63%, 7/29/29	10,000	9,812
4.45%, 4/14/46	55,000	63,819
Pfizer, Inc.
4.10%, 9/15/38	80,000	86,701
2.70%, 5/28/50(a)	55,000	48,866
Philip Morris International, Inc.
2.88%, 5/1/24(a)	5,000	5,014
2.75%, 2/25/26	40,000	39,629
3.13%, 8/17/27(a)	20,000	19,864
3.13%, 3/2/28	100,000	98,601
4.38%, 11/15/41(a)	50,000	49,675
4.50%, 3/20/42	40,000	40,226
Phillips 66
3.70%, 4/6/23	258,000	261,571
2.15%, 12/15/30	170,000	151,499
5.88%, 5/1/42	30,000	37,005
Phillips 66 Partners LP
3.55%, 10/1/26	167,000	167,416
Precision Castparts Corp.
3.90%, 1/15/43	45,000	45,924
Progress Energy, Inc.
7.75%, 3/1/31	70,000	90,106
6.00%, 12/1/39	62,000	74,154
Prologis LP
1.63%, 3/15/31(a)	126,000	109,864
Prudential Financial, Inc.
2.10%, 3/10/30	100,000	92,570
5.38%, 5/15/45, (5.375% fixed rate until 5/15/25; 3-month U.S. dollar London Interbank Offered Rate + 3.031% thereafter)(b)	150,000	150,903
4.50%, 9/15/47, (4.50% fixed rate until 9/15/27; 3-month U.S. dollar London Interbank Offered Rate + 2.38% thereafter)(a)(b)	99,000	95,841
3.91%, 12/7/47	22,000	22,311
3.94%, 12/7/49	26,000	26,464
Public Service Electric and Gas Co.
3.60%, 12/1/47	62,000	61,392
QUALCOMM, Inc.
3.45%, 5/20/25	225,000	228,602
Quest Diagnostics, Inc.
2.95%, 6/30/30	39,000	37,054
Raytheon Technologies Corp.
4.15%, 5/15/45	51,000	52,744
4.63%, 11/16/48	105,000	118,712
Regency Centers LP
2.95%, 9/15/29	115,000	109,790
4.40%, 2/1/47	70,000	72,540
Reliance Steel & Aluminum Co.
4.50%, 4/15/23	31,000	31,557
Republic Services, Inc.
3.20%, 3/15/25	3,000	3,003
2.90%, 7/1/26	100,000	98,873
Roper Technologies, Inc.
4.20%, 9/15/28(a)	78,000	81,141
S&P Global, Inc.
2.30%, 8/15/60	40,000	30,257
salesforce.com, Inc.
1.50%, 7/15/28(a)	147,000	135,142
Sempra Energy
6.00%, 10/15/39	159,000	195,009
Sherwin-Williams Co.
3.45%, 8/1/25	37,000	37,211
4.50%, 6/1/47	32,000	33,852
3.80%, 8/15/49	28,000	26,942
Southern Co.
3.25%, 7/1/26	227,000	227,286
4.25%, 7/1/36	7,000	7,105
4.40%, 7/1/46	100,000	102,703

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

March 31, 2022

Investments	Principal Amount	Value
Southern Power Co.
4.15%, 12/1/25	$7,000	$7,197
4.95%, 12/15/46, Series F	100,000	106,862
Southwest Airlines Co.
5.25%, 5/4/25	97,000	101,853
Stanley Black & Decker, Inc.
4.25%, 11/15/28	57,000	59,839
Starbucks Corp.
4.00%, 11/15/28(a)	50,000	51,770
State Street Corp.
3.10%, 5/15/23	21,000	21,186
2.65%, 5/19/26(a)	50,000	49,660
Steel Dynamics, Inc.
5.00%, 12/15/26	148,000	151,770
Stryker Corp.
4.63%, 3/15/46	52,000	57,985
Synchrony Financial
2.85%, 7/25/22	12,000	12,040
4.38%, 3/19/24	33,000	33,583
4.25%, 8/15/24	161,000	163,463
3.95%, 12/1/27	40,000	39,802
Sysco Corp.
3.25%, 7/15/27	36,000	35,856
5.95%, 4/1/30	66,000	76,682
Target Corp.
2.50%, 4/15/26	37,000	36,784
3.38%, 4/15/29(a)	56,000	57,873
Textron, Inc.
4.30%, 3/1/24	43,000	43,900
Toyota Motor Credit Corp.
1.90%, 9/12/31	100,000	88,822
Travelers Cos., Inc.
6.75%, 6/20/36	79,000	103,793
TWDC Enterprises 18 Corp.
3.00%, 2/13/26	55,000	55,163
7.00%, 3/1/32, Series B	35,000	45,179
Tyson Foods, Inc.
3.95%, 8/15/24	18,000	18,364
4.88%, 8/15/34	62,000	67,256
U.S. Bancorp
3.00%, 7/30/29	126,000	123,591
Union Pacific Corp.
3.75%, 3/15/24(a)	10,000	10,161
4.00%, 4/15/47	81,000	84,391
3.84%, 3/20/60	42,000	42,540
2.97%, 9/16/62	63,000	53,409
United Parcel Service, Inc.
6.20%, 1/15/38	6,000	7,860
5.30%, 4/1/50	83,000	108,876
UnitedHealth Group, Inc.
2.75%, 2/15/23	26,000	26,178
2.88%, 3/15/23	39,000	39,358
3.75%, 7/15/25	49,000	50,412
3.38%, 4/15/27	70,000	71,312
4.63%, 7/15/35	27,000	30,288
3.50%, 8/15/39	43,000	42,800
4.25%, 4/15/47(a)	31,000	33,869
4.25%, 6/15/48	108,000	118,869
Valero Energy Corp.
7.50%, 4/15/32	70,000	88,444
Ventas Realty LP
3.00%, 1/15/30	114,000	109,155
Verizon Communications, Inc.
4.33%, 9/21/28	122,000	128,793
4.02%, 12/3/29	127,000	131,978
2.36%, 3/15/32(c)	99,000	89,560
4.50%, 8/10/33	82,000	88,101
4.40%, 11/1/34	49,000	52,225
4.81%, 3/15/39	156,000	176,587
3.85%, 11/1/42	9,000	8,953
4.00%, 3/22/50	42,000	42,781
2.99%, 10/30/56	58,000	48,065
Virginia Electric and Power Co.
3.80%, 4/1/28, Series A	50,000	51,261
8.88%, 11/15/38	118,000	188,042
Visa, Inc.
2.70%, 4/15/40	70,000	63,752
2.00%, 8/15/50	75,000	58,273
VMware, Inc.
1.40%, 8/15/26(a)	88,000	80,920
Walgreens Boots Alliance, Inc.
4.10%, 4/15/50	64,000	62,067
Walmart, Inc.
1.80%, 9/22/31	200,000	182,190
2.65%, 9/22/51(a)	100,000	89,225
Walt Disney Co.
2.00%, 9/1/29	6,000	5,559
3.50%, 5/13/40	105,000	102,392
5.40%, 10/1/43	35,000	42,769
2.75%, 9/1/49	50,000	42,760
3.60%, 1/13/51	54,000	53,463
Waste Management, Inc.
2.90%, 9/15/22	33,000	33,093
Wells Fargo & Co.
4.13%, 8/15/23	255,000	260,526
1.65%, 6/2/24, (1.654% fixed rate until 6/2/23; Secured Overnight Financing Rate + 1.60% thereafter)(b)	367,000	362,750
3.00%, 2/19/25	39,000	39,022
3.55%, 9/29/25	84,000	85,166
4.30%, 7/22/27	45,000	46,777
2.39%, 6/2/28, (2.393% fixed rate until 6/2/27; Secured Overnight Financing Rate + 2.10% thereafter)(b)	176,000	166,596
3.07%, 4/30/41, (3.068% fixed rate until 4/30/40; Secured Overnight Financing Rate + 2.53% thereafter)(b)	47,000	42,410
5.38%, 11/2/43	64,000	74,177
5.61%, 1/15/44	107,000	128,205
4.75%, 12/7/46	107,000	117,414
5.01%, 4/4/51, (5.013% fixed rate until 4/4/50; Secured Overnight Financing Rate + 4.502% thereafter)(b)	107,000	126,892
Western Union Co.
2.85%, 1/10/25	105,000	103,796
Weyerhaeuser Co.
7.38%, 3/15/32	31,000	39,638
Whirlpool Corp.
4.75%, 2/26/29	125,000	134,050

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

March 31, 2022

Investments	Principal Amount	Value
Wisconsin Power and Light Co.
3.00%, 7/1/29	$62,000	$60,653
WRKCo, Inc.
3.38%, 9/15/27	42,000	41,604
4.90%, 3/15/29	37,000	39,875
WW Grainger, Inc.
4.60%, 6/15/45(a)	110,000	121,632
Wyeth LLC
6.50%, 2/1/34	187,000	242,971
Xcel Energy, Inc.
3.30%, 6/1/25	117,000	117,326
Xylem, Inc.
4.38%, 11/1/46	36,000	37,058
Zoetis, Inc.
3.00%, 9/12/27	38,000	37,710
3.90%, 8/20/28	45,000	46,275
4.45%, 8/20/48	42,000	46,871

TOTAL U.S. CORPORATE BONDS (Cost: $46,225,408)		42,139,531

FOREIGN CORPORATE BONDS - 2.8%

Canada - 0.2%
Barrick North America Finance LLC
5.75%, 5/1/43	63,000	76,952

Germany - 0.5%
Deutsche Bank AG
3.96%, 11/26/25, (3.961% fixed rate until 11/26/24; Secured Overnight Financing Rate + 2.581% thereafter)(b)	215,000	215,013

Switzerland - 0.1%
Novartis Capital Corp.
3.00%, 11/20/25	33,000	33,203

United Kingdom - 2.0%
BAT Capital Corp.
4.70%, 4/2/27	250,000	256,420
4.54%, 8/15/47	22,000	19,661
4.76%, 9/6/49	54,000	49,633
Diageo Investment Corp.
4.25%, 5/11/42	25,000	27,070
GlaxoSmithKline Capital, Inc.
2.80%, 3/18/23	10,000	10,083
3.88%, 5/15/28	12,000	12,542
6.38%, 5/15/38	90,000	120,124
RELX Capital, Inc.
4.00%, 3/18/29(a)	17,000	17,504
Reynolds American, Inc.
4.45%, 6/12/25	90,000	91,929
5.70%, 8/15/35	169,000	178,827
5.85%, 8/15/45	119,000	121,795

Total United Kingdom		905,588

TOTAL FOREIGN CORPORATE BONDS (Cost: $1,349,836)		1,230,756

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.8%

United States - 4.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.25%(d) (Cost: $2,157,075)	2,157,075	2,157,075

TOTAL INVESTMENTS IN SECURITIES - 102.5% (Cost: $49,732,319)		45,527,362
Other Assets less Liabilities - (2.5)%		(1,126,054)

NET ASSETS - 100.0%		$44,401,308

(a)

Security, or portion thereof, was on loan at March 31, 2022. At March 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,307,738 and the total market value of the collateral held by the Fund was $3,396,359. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,239,284.

(b)	Rate shown reflects the accrual rate as of March 31, 2022 on securities with variable or step rates.
(c)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)	Rate shown represents annualized 7-day yield as of March 31, 2022.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Corporate Bond Fund (WFIG)

March 31, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Corporate Bonds	$—	$42,139,531	$—	$42,139,531
Foreign Corporate Bonds	—	1,230,756	—	1,230,756
Investment of Cash Collateral for Securities Loaned	—	2,157,075	—	2,157,075

Total Investments in Securities	$—	$45,527,362	$—	$45,527,362

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

March 31, 2022

Investments	Principal Amount	Value
U.S. CORPORATE BONDS - 96.9%

United States - 96.9%
ACCO Brands Corp.
4.25%, 3/15/29(a)	$299,000	$276,733
AdaptHealth LLC
4.63%, 8/1/29(a)	469,000	428,281
ADT Security Corp.
4.88%, 7/15/32(a)	955,000	882,324
Adtalem Global Education, Inc.
5.50%, 3/1/28(a)	425,000	411,685
AECOM
5.13%, 3/15/27	269,000	275,327
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
3.50%, 3/15/29(a)	800,000	723,056
Allison Transmission, Inc.
5.88%, 6/1/29(a)(b)	623,000	637,005
AMC Networks, Inc.
4.75%, 8/1/25	277,000	277,036
American Axle & Manufacturing, Inc.
5.00%, 10/1/29(b)	280,000	262,842
American Finance Trust, Inc. / American Finance Operating Partner LP
4.50%, 9/30/28(a)	447,000	403,896
AmeriGas Partners LP / AmeriGas Finance Corp.
5.50%, 5/20/25	200,000	200,488
5.75%, 5/20/27	478,000	476,571
Amkor Technology, Inc.
6.63%, 9/15/27(a)	247,000	255,643
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.75%, 1/15/28(a)	900,000	921,123
Antero Resources Corp.
7.63%, 2/1/29(a)	546,000	592,121
Apache Corp.
5.10%, 9/1/40	580,000	587,911
Apollo Commercial Real Estate Finance, Inc.
4.63%, 6/15/29(a)	430,000	390,406
APX Group, Inc.
6.75%, 2/15/27(a)	382,000	390,775
5.75%, 7/15/29(a)(b)	250,000	228,672
Aramark Services, Inc.
6.38%, 5/1/25(a)	431,000	442,917
5.00%, 2/1/28(a)(b)	468,000	454,260
Archrock Partners LP / Archrock Partners Finance Corp.
6.88%, 4/1/27(a)	603,000	610,525
6.25%, 4/1/28(a)	159,000	157,140
Asbury Automotive Group, Inc.
5.00%, 2/15/32(a)	620,000	577,561
ASGN, Inc.
4.63%, 5/15/28(a)	162,000	158,285
Audacy Capital Corp.
6.75%, 3/31/29(a)(b)	520,000	486,132
Avantor Funding, Inc.
4.63%, 7/15/28(a)	300,000	296,619
Avient Corp.
5.75%, 5/15/25(a)	135,000	138,638
Axalta Coating Systems LLC
3.38%, 2/15/29(a)	354,000	311,566
B&G Foods, Inc.
5.25%, 4/1/25	253,000	247,740
5.25%, 9/15/27	341,000	325,914
Ball Corp.
4.00%, 11/15/23	124,000	126,299
5.25%, 7/1/25	347,000	367,851
2.88%, 8/15/30	330,000	296,218
Bath & Body Works, Inc.
5.25%, 2/1/28	336,000	339,269
6.63%, 10/1/30(a)	200,000	210,132
6.88%, 11/1/35	922,000	950,776
6.75%, 7/1/36	322,000	329,078
Bausch Health Americas, Inc.
9.25%, 4/1/26(a)	879,000	901,335
Berry Global, Inc.
4.50%, 2/15/26(a)(b)	232,000	232,434
5.63%, 7/15/27(a)	9,000	9,111
Black Knight InfoServ LLC
3.63%, 9/1/28(a)	124,000	117,708
Block, Inc.
3.50%, 6/1/31(a)	400,000	368,332
Booz Allen Hamilton, Inc.
3.88%, 9/1/28(a)	269,000	260,212
Boyd Gaming Corp.
8.63%, 6/1/25(a)	154,000	162,184
4.75%, 12/1/27	300,000	298,677
4.75%, 6/15/31(a)	70,000	67,505
Brink’s Co.
4.63%, 10/15/27(a)	50,000	48,707
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LLC
5.75%, 5/15/26(a)	383,000	379,706
Builders FirstSource, Inc.
5.00%, 3/1/30(a)	243,000	239,494
4.25%, 2/1/32(a)	262,000	244,153
Cable One, Inc.
4.00%, 11/15/30(a)	140,000	129,296
Caesars Entertainment, Inc.
6.25%, 7/1/25(a)	1,050,000	1,085,994
8.13%, 7/1/27(a)	750,000	804,960
4.63%, 10/15/29(a)	400,000	375,484
Catalent Pharma Solutions, Inc.
3.13%, 2/15/29(a)	250,000	228,012
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 5/1/27(a)	134,000	134,375
5.00%, 2/1/28(a)	350,000	346,927
5.38%, 6/1/29(a)	192,000	191,814
4.75%, 3/1/30(a)	460,000	442,640

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

March 31, 2022

Investments	Principal Amount	Value
4.50%, 8/15/30(a)	$820,000	$771,169
4.25%, 2/1/31(a)	10,000	9,126
4.50%, 5/1/32	113,000	103,501
CDK Global, Inc.
4.88%, 6/1/27	311,000	314,757
CDW LLC / CDW Finance Corp.
4.25%, 4/1/28	285,000	280,041
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Operations LLC
5.50%, 5/1/25(a)	512,000	526,234
Centene Corp.
3.00%, 10/15/30	1,118,000	1,031,075
Central Garden & Pet Co.
4.13%, 10/15/30	100,000	90,895
CF Industries, Inc.
5.15%, 3/15/34	450,000	500,683
5.38%, 3/15/44	80,000	90,659
Charles River Laboratories International, Inc.
4.25%, 5/1/28(a)	410,000	401,193
Charter Communications Operating LLC / Charter Communications Operating Capital
3.70%, 4/1/51	1,743,000	1,424,153
Chemours Co.
5.38%, 5/15/27(b)	726,000	725,063
4.63%, 11/15/29(a)	390,000	358,172
Chesapeake Energy Corp.
6.75%, 4/15/29(a)	388,000	411,517
CHS / Community Health Systems, Inc.
8.00%, 3/15/26(a)	408,000	425,781
5.63%, 3/15/27(a)	250,000	254,927
8.00%, 12/15/27(a)	395,000	419,636
6.88%, 4/15/29(a)	511,000	500,882
6.13%, 4/1/30(a)	250,000	233,602
4.75%, 2/15/31(a)	1,290,000	1,220,017
Churchill Downs, Inc.
5.50%, 4/1/27(a)	354,000	358,588
Cinemark USA, Inc.
5.25%, 7/15/28(a)(b)	600,000	561,222
Clarivate Science Holdings Corp.
4.88%, 7/1/29(a)	280,000	264,354
Clean Harbors, Inc.
4.88%, 7/15/27(a)	167,000	167,857
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/28(a)	1,170,000	1,177,289
Clearway Energy Operating LLC
4.75%, 3/15/28(a)	216,000	217,374
3.75%, 2/15/31(a)	221,000	207,137
Cleveland-Cliffs, Inc.
4.88%, 3/1/31(a)(b)	510,000	504,609
CNX Resources Corp.
7.25%, 3/14/27(a)	470,000	496,231
CommScope Technologies LLC
6.00%, 6/15/25(a)	788,000	747,253
5.00%, 3/15/27(a)	835,000	727,001
CommScope, Inc.
6.00%, 3/1/26(a)	335,000	339,224
8.25%, 3/1/27(a)	541,000	526,977
7.13%, 7/1/28(a)(b)	850,000	768,995
Compass Minerals International, Inc.
6.75%, 12/1/27(a)	379,000	383,927
Comstock Resources, Inc.
5.88%, 1/15/30(a)	820,000	808,651
Conduent Business Services LLC / Conduent State & Local Solutions, Inc.
6.00%, 11/1/29(a)	473,000	448,972
Consolidated Communications, Inc.
6.50%, 10/1/28(a)	597,000	551,419
Continental Resources, Inc.
4.38%, 1/15/28	371,000	376,591
Cornerstone Building Brands, Inc.
6.13%, 1/15/29(a)	322,000	299,325
Coty, Inc.
5.00%, 4/15/26(a)	350,000	341,197
6.50%, 4/15/26(a)(b)	301,000	301,482
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 6/15/31(a)	440,000	434,548
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
5.75%, 4/1/25	596,000	599,719
Crown Americas LLC / Crown Americas Capital Corp. VI
4.75%, 2/1/26	50,000	50,629
CSC Holdings LLC
5.50%, 4/15/27(a)	200,000	198,442
5.38%, 2/1/28(a)	1,128,000	1,096,518
7.50%, 4/1/28(a)	850,000	836,111
6.50%, 2/1/29(a)	300,000	303,159
5.75%, 1/15/30(a)	500,000	446,160
4.63%, 12/1/30(a)	1,032,000	864,341
Curo Group Holdings Corp.
7.50%, 8/1/28(a)	185,000	159,276
CyrusOne LP / CyrusOne Finance Corp.
3.45%, 11/15/29	310,000	325,531
DaVita, Inc.
4.63%, 6/1/30(a)	1,305,000	1,220,593
3.75%, 2/15/31(a)	372,000	326,724
Del Monte Foods, Inc.
11.88%, 5/15/25(a)	133,000	146,284
Delta Air Lines, Inc.
3.80%, 4/19/23	250,000	252,877
3.75%, 10/28/29(b)	143,000	130,938
Deluxe Corp.
8.00%, 6/1/29(a)	105,000	106,874

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

March 31, 2022

Investments	Principal Amount	Value
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.38%, 8/15/26(a)	$1,285,000	$495,817
6.63%, 8/15/27(a)	1,454,000	303,086
DISH DBS Corp.
5.88%, 7/15/22	4,000	4,026
5.00%, 3/15/23	476,000	477,914
5.88%, 11/15/24	433,000	432,905
7.75%, 7/1/26	1,739,000	1,727,610
5.13%, 6/1/29	1,633,000	1,392,100
Diversified Healthcare Trust
4.75%, 2/15/28	317,000	288,337
4.38%, 3/1/31	896,000	769,754
Dycom Industries, Inc.
4.50%, 4/15/29(a)	205,000	193,366
Edgewell Personal Care Co.
4.13%, 4/1/29(a)	110,000	101,308
Element Solutions, Inc.
3.88%, 9/1/28(a)	401,000	375,942
Encompass Health Corp.
4.50%, 2/1/28	547,000	536,454
Energizer Holdings, Inc.
4.75%, 6/15/28(a)	441,000	401,288
4.38%, 3/31/29(a)	531,000	465,257
EnLink Midstream LLC
5.63%, 1/15/28(a)	240,000	245,064
EnLink Midstream Partners LP
5.45%, 6/1/47	290,000	247,289
EQM Midstream Partners LP
6.00%, 7/1/25(a)	381,000	389,161
5.50%, 7/15/28	1,097,000	1,103,077
4.75%, 1/15/31(a)	596,000	560,782
6.50%, 7/15/48	123,000	120,199
Fluor Corp.
4.25%, 9/15/28(b)	267,000	263,406
Ford Motor Co.
4.35%, 12/8/26	385,000	387,614
9.63%, 4/22/30	223,000	290,977
3.25%, 2/12/32	400,000	357,684
4.75%, 1/15/43	301,000	272,754
5.29%, 12/8/46	1,758,000	1,712,731
Ford Motor Credit Co. LLC
3.35%, 11/1/22	200,000	200,726
4.14%, 2/15/23	7,000	7,058
4.54%, 8/1/26	150,000	150,078
4.00%, 11/13/30	350,000	329,686
Freeport-McMoRan, Inc.
3.88%, 3/15/23	315,000	318,632
5.25%, 9/1/29	475,000	498,004
5.40%, 11/14/34	134,000	149,090
5.45%, 3/15/43	204,000	229,157
Gap, Inc.
3.88%, 10/1/31(a)	370,000	323,306
Gartner, Inc.
3.75%, 10/1/30(a)	302,000	283,817
Gates Global LLC / Gates Corp.
6.25%, 1/15/26(a)	326,000	326,913
Genesis Energy LP / Genesis Energy Finance Corp.
7.75%, 2/1/28	1,114,000	1,121,174
GLP Capital LP / GLP Financing II, Inc.
5.38%, 4/15/26	150,000	156,686
4.00%, 1/15/31	322,000	312,961
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
3.50%, 3/1/29(a)	350,000	322,325
Goodyear Tire & Rubber Co.
5.00%, 5/31/26(b)	400,000	397,336
4.88%, 3/15/27	50,000	48,765
5.25%, 7/15/31(a)	1,032,000	957,634
GrafTech Finance, Inc.
4.63%, 12/15/28(a)	185,000	172,590
Gray Escrow II, Inc.
5.38%, 11/15/31(a)	970,000	928,348
Gray Television, Inc.
5.88%, 7/15/26(a)	518,000	530,883
7.00%, 5/15/27(a)	290,000	302,658
Griffon Corp.
5.75%, 3/1/28	414,000	398,276
Group 1 Automotive, Inc.
4.00%, 8/15/28(a)	203,000	189,263
Hanesbrands, Inc.
4.88%, 5/15/26(a)	428,000	433,350
HCA, Inc.
5.38%, 2/1/25	94,000	98,031
5.88%, 2/1/29	250,000	274,510
3.50%, 9/1/30	600,000	579,804
Hilton Domestic Operating Co., Inc.
5.38%, 5/1/25(a)	364,000	372,834
5.75%, 5/1/28(a)	339,000	351,116
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 7/1/31(a)	544,000	506,627
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.88%, 4/1/27	535,000	539,553
HLF Financing Sarl LLC / Herbalife International, Inc.
4.88%, 6/1/29(a)	469,000	412,059
Holly Energy Partners LP / Holly Energy Finance Corp.
5.00%, 2/1/28(a)	147,000	139,560
Hologic, Inc.
3.25%, 2/15/29(a)	258,000	241,124
Horizon Therapeutics USA, Inc.
5.50%, 8/1/27(a)	250,000	256,425
Hughes Satellite Systems Corp.
5.25%, 8/1/26	229,000	234,091
6.63%, 8/1/26	397,000	412,277
Huntsman International LLC
4.50%, 5/1/29	310,000	320,537
iHeartCommunications, Inc.
8.38%, 5/1/27	1,100,000	1,138,984
4.75%, 1/15/28(a)	441,000	422,632
Ingevity Corp.
3.88%, 11/1/28(a)	232,000	210,041

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

March 31, 2022

Investments	Principal Amount	Value
IQVIA, Inc.
5.00%, 5/15/27(a)	$200,000	$202,484
Iron Mountain, Inc.
4.88%, 9/15/27(a)	229,000	226,754
5.25%, 3/15/28(a)	493,000	488,721
4.88%, 9/15/29(a)	500,000	476,780
5.63%, 7/15/32(a)	1,059,000	1,045,953
iStar, Inc.
4.25%, 8/1/25	160,000	157,534
Kaiser Aluminum Corp.
4.50%, 6/1/31(a)	700,000	632,044
KAR Auction Services, Inc.
5.13%, 6/1/25(a)	504,000	510,723
Kennedy-Wilson, Inc.
5.00%, 3/1/31	775,000	744,519
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
4.75%, 6/1/27(a)	213,000	216,374
Koppers, Inc.
6.00%, 2/15/25(a)	270,000	264,924
Kraft Heinz Foods Co.
5.20%, 7/15/45	250,000	270,722
4.38%, 6/1/46	910,000	903,230
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.25%, 2/1/27(a)	320,000	307,379
Lamar Media Corp.
4.00%, 2/15/30	244,000	232,308
3.63%, 1/15/31	50,000	46,067
Lamb Weston Holdings, Inc.
4.88%, 5/15/28(a)	9,000	9,013
4.38%, 1/31/32(a)	570,000	532,602
Level 3 Financing, Inc.
5.38%, 5/1/25	350,000	353,528
4.25%, 7/1/28(a)	457,000	419,978
3.63%, 1/15/29(a)	842,000	737,558
Lions Gate Capital Holdings LLC
5.50%, 4/15/29(a)	382,000	368,519
Lithia Motors, Inc.
4.38%, 1/15/31(a)	68,000	65,757
Live Nation Entertainment, Inc.
3.75%, 1/15/28(a)	500,000	471,290
LPL Holdings, Inc.
4.00%, 3/15/29(a)	204,000	193,861
Lumen Technologies, Inc.
6.75%, 12/1/23, Series W	514,000	534,874
7.50%, 4/1/24, Series Y	177,000	187,059
5.63%, 4/1/25	350,000	353,377
5.13%, 12/15/26(a)	1,061,000	1,011,759
Macy’s Retail Holdings LLC
5.88%, 4/1/29(a)(b)	270,000	269,646
Marriott Ownership Resorts, Inc.
6.13%, 9/15/25(a)	288,000	295,949
Masonite International Corp.
5.38%, 2/1/28(a)	306,000	308,552
Match Group Holdings II LLC
3.63%, 10/1/31(a)(b)	190,000	171,245
Mattel, Inc.
5.88%, 12/15/27(a)	220,000	230,212
Maxar Space Robotics LLC
9.75%, 12/31/23(a)	371,000	396,332
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
5.63%, 5/1/24	500,000	515,605
4.50%, 9/1/26	553,000	558,408
MGM Resorts International
6.75%, 5/1/25	485,000	501,820
4.63%, 9/1/26	76,000	74,915
5.50%, 4/15/27	731,000	742,616
4.75%, 10/15/28	77,000	74,565
Michaels Cos., Inc.
7.88%, 5/1/29(a)(b)	999,000	852,846
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp.
4.88%, 5/1/29(a)	536,000	495,157
Molina Healthcare, Inc.
3.88%, 11/15/30(a)	550,000	531,954
3.88%, 5/15/32(a)	350,000	333,588
MPH Acquisition Holdings LLC
5.75%, 11/1/28(a)(b)	1,514,000	1,369,610
MPT Operating Partnership LP / MPT Finance Corp.
5.25%, 8/1/26	212,000	217,162
5.00%, 10/15/27	168,000	170,989
4.63%, 8/1/29	155,000	153,580
MSCI, Inc.
4.00%, 11/15/29(a)	344,000	334,722
Murphy Oil USA, Inc.
4.75%, 9/15/29	92,000	91,220
3.75%, 2/15/31(a)	220,000	201,945
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/27(a)	1,580,000	1,610,889
Navient Corp.
5.50%, 1/25/23	386,000	393,002
6.13%, 3/25/24	540,000	554,305
6.75%, 6/25/25	100,000	102,870
6.75%, 6/15/26	285,000	293,140
5.00%, 3/15/27	47,000	44,984
4.88%, 3/15/28	280,000	257,942
NCR Corp.
5.00%, 10/1/28(a)	707,000	678,600
5.13%, 4/15/29(a)	410,000	394,768
Newell Brands, Inc.
4.35%, 4/1/23	15,000	15,169
4.70%, 4/1/26	259,000	260,886
6.00%, 4/1/46	308,000	322,233
Newmark Group, Inc.
6.13%, 11/15/23	85,000	89,021
News Corp.
3.88%, 5/15/29(a)	300,000	285,561
Nexstar Media, Inc.
5.63%, 7/15/27(a)	600,000	608,070
4.75%, 11/1/28(a)	340,000	329,273
NextEra Energy Operating Partners LP
4.25%, 7/15/24(a)	72,000	72,974

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

March 31, 2022

Investments	Principal Amount	Value
4.25%, 9/15/24(a)	$7,000	$7,091
3.88%, 10/15/26(a)	281,000	278,033
Nielsen Finance LLC / Nielsen Finance Co.
5.88%, 10/1/30(a)	1,030,000	1,034,141
4.75%, 7/15/31(a)	649,000	648,533
Nordstrom, Inc.
5.00%, 1/15/44(b)	595,000	531,716
NortonLifeLock, Inc.
5.00%, 4/15/25(a)	351,000	350,947
NRG Energy, Inc.
5.75%, 1/15/28	524,000	533,186
5.25%, 6/15/29(a)	631,000	617,194
3.88%, 2/15/32(a)	900,000	795,762
NuStar Logistics LP
5.63%, 4/28/27	473,000	463,800
6.38%, 10/1/30	310,000	314,405
Occidental Petroleum Corp.
2.90%, 8/15/24	550,000	548,889
3.40%, 4/15/26	271,000	269,642
3.50%, 8/15/29(b)	500,000	492,925
6.63%, 9/1/30	300,000	344,598
7.50%, 5/1/31	300,000	367,116
6.45%, 9/15/36	213,000	250,582
4.50%, 7/15/44	700,000	670,264
4.40%, 4/15/46	250,000	237,697
4.40%, 8/15/49	500,000	472,315
Olin Corp.
5.13%, 9/15/27	479,000	478,085
ON Semiconductor Corp.
3.88%, 9/1/28(a)	225,000	216,022
OneMain Finance Corp.
5.63%, 3/15/23	411,000	419,113
6.13%, 3/15/24	338,000	346,528
6.88%, 3/15/25	615,000	647,349
8.88%, 6/1/25	413,000	435,678
7.13%, 3/15/26	61,000	65,271
5.38%, 11/15/29	465,000	453,449
4.00%, 9/15/30(b)	879,000	776,711
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.63%, 3/15/30(a)	872,000	821,433
Owens & Minor, Inc.
4.50%, 3/31/29(a)	315,000	301,162
Owens-Brockway Glass Container, Inc.
5.88%, 8/15/23(a)	641,000	655,974
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc.
4.38%, 10/15/28(a)	580,000	533,849
Par Pharmaceutical, Inc.
7.50%, 4/1/27(a)	1,309,000	1,223,954
Paramount Global
6.25%, 2/28/57, (6.25% fixed rate until 2/28/27; 3-month U.S. dollar London Interbank Offered Rate + 3.899% thereafter)(c)	182,000	183,600
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, Inc.
5.88%, 10/1/28(a)	515,000	515,402
Party City Holdings, Inc.
8.75%, 2/15/26(a)	471,000	449,659
Patterson-UTI Energy, Inc.
3.95%, 2/1/28	184,000	173,365
PBF Holding Co. LLC / PBF Finance Corp.
9.25%, 5/15/25(a)(b)	489,000	504,120
7.25%, 6/15/25	629,000	571,270
6.00%, 2/15/28	458,000	369,290
PBF Logistics LP / PBF Logistics Finance Corp.
6.88%, 5/15/23	383,000	382,433
Performance Food Group, Inc.
5.50%, 10/15/27(a)	400,000	398,608
4.25%, 8/1/29(a)	150,000	136,802
Pilgrim’s Pride Corp.
5.88%, 9/30/27(a)	223,000	225,614
4.25%, 4/15/31(a)	170,000	157,575
Plains All American Pipeline LP / PAA Finance Corp.
4.70%, 6/15/44	310,000	291,716
4.90%, 2/15/45	490,000	470,537
Plantronics, Inc.
4.75%, 3/1/29(a)	383,000	393,567
Post Holdings, Inc.
5.75%, 3/1/27(a)	179,000	180,244
5.63%, 1/15/28(a)	246,000	241,813
5.50%, 12/15/29(a)	189,000	182,134
4.63%, 4/15/30(a)	738,000	666,384
4.50%, 9/15/31(a)	1,029,000	912,857
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
5.88%, 9/1/31(a)	980,000	840,115
Prestige Brands, Inc.
3.75%, 4/1/31(a)	269,000	240,421
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.25%, 4/15/24(a)	315,000	322,935
5.75%, 4/15/26(a)	615,000	627,866
6.25%, 1/15/28(a)	709,000	695,125
PROG Holdings, Inc.
6.00%, 11/15/29(a)	538,000	499,657
QVC, Inc.
4.38%, 3/15/23	15,000	15,087
4.45%, 2/15/25	100,000	100,244
4.75%, 2/15/27	322,000	308,695
Rackspace Technology Global, Inc.
3.50%, 2/15/28(a)	694,000	622,275
Radian Group, Inc.
6.63%, 3/15/25	181,000	190,702
Realogy Group LLC / Realogy Co-Issuer Corp.
5.75%, 1/15/29(a)	350,000	329,955

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

March 31, 2022

Investments	Principal Amount	Value
Renewable Energy Group, Inc.
5.88%, 6/1/28(a)	$361,000	$388,707
RHP Hotel Properties LP / RHP Finance Corp.
4.75%, 10/15/27	204,000	197,101
4.50%, 2/15/29(a)	460,000	433,026
Rite Aid Corp.
8.00%, 11/15/26(a)	860,000	793,083
RLJ Lodging Trust LP
4.00%, 9/15/29(a)	478,000	442,609
Sabra Health Care LP
3.20%, 12/1/31	760,000	680,063
Sabre GLBL, Inc.
9.25%, 4/15/25(a)	864,000	959,083
Sally Holdings LLC / Sally Capital, Inc.
5.63%, 12/1/25	151,000	153,174
Scientific Games International, Inc.
5.00%, 10/15/25(a)	560,000	574,000
8.25%, 3/15/26(a)	359,000	373,809
7.00%, 5/15/28(a)	250,000	259,547
7.25%, 11/15/29(a)	200,000	209,724
Scotts Miracle-Gro Co.
4.00%, 4/1/31	193,000	169,222
Scripps Escrow II, Inc.
5.38%, 1/15/31(a)	662,000	637,228
Select Medical Corp.
6.25%, 8/15/26(a)	302,000	312,247
Sensata Technologies, Inc.
3.75%, 2/15/31(a)	283,000	262,491
Service Corp. International
4.63%, 12/15/27	205,000	208,071
5.13%, 6/1/29	37,000	37,705
3.38%, 8/15/30	327,000	295,664
Service Properties Trust
4.35%, 10/1/24	750,000	726,022
Silgan Holdings, Inc.
4.13%, 2/1/28	102,000	98,038
Sinclair Television Group, Inc.
5.50%, 3/1/30(a)	686,000	596,429
4.13%, 12/1/30(a)	200,000	178,628
Sirius XM Radio, Inc.
5.50%, 7/1/29(a)	462,000	469,115
4.13%, 7/1/30(a)	810,000	759,537
3.88%, 9/1/31(a)	1,010,000	920,120
Six Flags Entertainment Corp.
4.88%, 7/31/24(a)	624,000	626,359
5.50%, 4/15/27(a)(b)	124,000	123,934
Six Flags Theme Parks, Inc.
7.00%, 7/1/25(a)	74,000	77,593
Skyworks Solutions, Inc.
3.00%, 6/1/31	520,000	463,772
Sonic Automotive, Inc.
4.88%, 11/15/31(a)	730,000	651,459
Spectrum Brands, Inc.
5.75%, 7/15/25	100,000	102,018
3.88%, 3/15/31(a)	269,000	237,207
Spirit AeroSystems, Inc.
5.50%, 1/15/25(a)	238,000	240,123
7.50%, 4/15/25(a)	450,000	466,866
4.60%, 6/15/28(b)	584,000	549,509
Sprint Corp.
7.88%, 9/15/23	100,000	106,481
7.13%, 6/15/24	300,000	322,107
7.63%, 2/15/25	200,000	219,606
7.63%, 3/1/26	250,000	282,500
SS&C Technologies, Inc.
5.50%, 9/30/27(a)	425,000	428,719
Station Casinos LLC
4.50%, 2/15/28(a)	200,000	190,096
4.63%, 12/1/31(a)	350,000	320,180
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
8.50%, 10/15/26(a)	550,000	526,476
SunCoke Energy, Inc.
4.88%, 6/30/29(a)	220,000	207,735
Sunoco LP / Sunoco Finance Corp.
4.50%, 4/30/30(a)	180,000	166,104
Surgery Center Holdings, Inc.
10.00%, 4/15/27(a)	200,000	210,768
Syneos Health, Inc.
3.63%, 1/15/29(a)	150,000	138,680
T-Mobile USA, Inc.
5.38%, 4/15/27	175,000	179,932
4.75%, 2/1/28	413,000	420,186
2.88%, 2/15/31	415,000	374,600
Taylor Morrison Communities, Inc.
5.13%, 8/1/30(a)	230,000	225,066
TEGNA, Inc.
4.63%, 3/15/28	396,000	394,531
5.00%, 9/15/29	830,000	835,246
Teleflex, Inc.
4.63%, 11/15/27	238,000	241,458
Tempur Sealy International, Inc.
4.00%, 4/15/29(a)	120,000	109,582
3.88%, 10/15/31(a)	450,000	386,307
Tenet Healthcare Corp.
6.75%, 6/15/23	941,000	981,200
4.63%, 7/15/24	51,000	51,270
4.63%, 9/1/24(a)	664,000	669,365
4.88%, 1/1/26(a)	815,000	825,310
6.25%, 2/1/27(a)	415,000	426,495
6.13%, 10/1/28(a)	1,150,000	1,169,849
Tenneco, Inc.
5.00%, 7/15/26(b)	247,000	243,149
Terex Corp.
5.00%, 5/15/29(a)	448,000	430,712
TerraForm Power Operating LLC
4.25%, 1/31/23(a)	560,000	562,251
5.00%, 1/31/28(a)	417,000	416,437
Time Warner Cable LLC
4.50%, 9/15/42	121,000	112,094
TopBuild Corp.
4.13%, 2/15/32(a)	290,000	263,575
Townsquare Media, Inc.
6.88%, 2/1/26(a)	375,000	386,460
TransDigm, Inc.
6.25%, 3/15/26(a)	936,000	964,417
6.38%, 6/15/26	519,000	524,315

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

March 31, 2022

Investments	Principal Amount	Value
5.50%, 11/15/27	$782,000	$779,591
4.88%, 5/1/29	1,288,000	1,210,965
Transocean, Inc.
11.50%, 1/30/27(a)	738,000	768,133
8.00%, 2/1/27(a)	263,000	223,224
Travel + Leisure Co.
6.63%, 7/31/26(a)	230,000	241,256
TreeHouse Foods, Inc.
4.00%, 9/1/28	482,000	404,653
TriNet Group, Inc.
3.50%, 3/1/29(a)	288,000	266,936
Tronox, Inc.
4.63%, 3/15/29(a)	525,000	492,035
TTM Technologies, Inc.
4.00%, 3/1/29(a)	215,000	200,604
Tutor Perini Corp.
6.88%, 5/1/25(a)	482,000	451,889
Twitter, Inc.
3.88%, 12/15/27(a)(b)	140,000	136,065
U.S. Foods, Inc.
6.25%, 4/15/25(a)	397,000	409,243
4.75%, 2/15/29(a)	430,000	411,974
Under Armour, Inc.
3.25%, 6/15/26	116,000	112,368
United Natural Foods, Inc.
6.75%, 10/15/28(a)	250,000	256,370
United Rentals North America, Inc.
5.50%, 5/15/27	800,000	827,312
4.88%, 1/15/28	319,000	324,286
5.25%, 1/15/30	9,000	9,289
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC
7.88%, 2/15/25(a)	2,000,000	2,080,600
Univar Solutions USA, Inc.
5.13%, 12/1/27(a)	148,000	148,141
Urban One, Inc.
7.38%, 2/1/28(a)	520,000	522,506
USA Compression Partners LP / USA Compression Finance Corp.
6.88%, 4/1/26	430,000	436,067
Vail Resorts, Inc.
6.25%, 5/15/25(a)	217,000	224,680
Valvoline, Inc.
4.25%, 2/15/30(a)	336,000	307,648
3.63%, 6/15/31(a)	56,000	48,558
Vector Group Ltd.
5.75%, 2/1/29(a)	990,000	903,108
VICI Properties LP / VICI Note Co., Inc.
4.63%, 12/1/29(a)	300,000	298,407
4.13%, 8/15/30(a)	640,000	619,283
Victors Merger Corp.
6.38%, 5/15/29(a)	532,000	436,916
Vista Outdoor, Inc.
4.50%, 3/15/29(a)	284,000	261,368
Vistra Operations Co. LLC
5.50%, 9/1/26(a)	707,000	711,383
5.63%, 2/15/27(a)	1,049,000	1,049,336
Vontier Corp.
2.95%, 4/1/31	650,000	577,759
W&T Offshore, Inc.
9.75%, 11/1/23(a)	401,000	399,781
WESCO Distribution, Inc.
7.13%, 6/15/25(a)	916,000	954,435
Western Digital Corp.
4.75%, 2/15/26	215,000	219,309
Western Midstream Operating LP
3.95%, 6/1/25	749,000	754,468
4.65%, 7/1/26	320,000	327,917
4.55%, 2/1/30	356,000	356,370
Westinghouse Air Brake Technologies Corp.
4.95%, 9/15/28	262,000	277,049
Williams Scotsman International, Inc.
4.63%, 8/15/28(a)	457,000	448,445
WW International, Inc.
4.50%, 4/15/29(a)(b)	310,000	252,138
Xerox Corp.
4.63%, 3/15/23	310,000	311,686
Xerox Holdings Corp.
5.50%, 8/15/28(a)	681,000	666,107
Yum! Brands, Inc.
4.75%, 1/15/30(a)	20,000	19,698
3.63%, 3/15/31	290,000	264,924
Ziff Davis, Inc.
4.63%, 10/15/30(a)	327,000	311,955

TOTAL U.S. CORPORATE BONDS (Cost: $196,695,845)		186,878,454

FOREIGN CORPORATE BONDS - 0.8%

Canada - 0.5%
Open Text Holdings, Inc.
4.13%, 2/15/30(a)	340,000	322,993
4.13%, 12/1/31(a)	372,000	348,657
Primo Water Holdings, Inc.
4.38%, 4/30/29(a)	270,000	245,039

Total Canada		916,689

Germany - 0.3%
Deutsche Bank AG
5.88%, 7/8/31, (5.88% fixed rate until 4/8/30; Secured Overnight Financing Rate + 5.438% thereafter)(c)	395,000	409,382
3.73%, 1/14/32, (3.729% fixed rate untill 10/14/30; Secured Overnight Financing Rate + 2.757% thereafter)(c)	210,000	187,822

Total Germany		597,204

TOTAL FOREIGN CORPORATE BONDS (Cost: $1,644,086)		1,513,893

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

March 31, 2022

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.8%

United States - 4.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.25%(d) (Cost: $9,265,018)	9,265,018	$9,265,018

TOTAL INVESTMENTS IN SECURITIES - 102.5% (Cost: $207,604,949)		197,657,365
Other Assets less Liabilities - (2.5)%		(4,866,463)

NET ASSETS - 100.0%		$192,790,902

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at March 31, 2022. At March 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $9,068,516 and the total market value of the collateral held by the Fund was $9,409,005. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $143,987.

(c)	Rate shown reflects the accrual rate as of March 31, 2022 on securities with variable or step rates.
(d)	Rate shown represents annualized 7-day yield as of March 31, 2022.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

March 31, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Corporate Bonds	$—	$186,878,454	$—	$186,878,454
Foreign Corporate Bonds	—	1,513,893	—	1,513,893
Investment of Cash Collateral for Securities Loaned	—	9,265,018	—	9,265,018

Total Investments in Securities	$—	$197,657,365	$—	$197,657,365

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

March 31, 2022

Investments	Principal Amount	Value
U.S. CORPORATE BONDS - 94.9%

United States - 94.9%
3M Co.
2.65%, 4/15/25	$99,000	$98,402
Abbott Laboratories
3.40%, 11/30/23	74,000	75,231
AbbVie, Inc.
2.85%, 5/14/23(a)	139,000	139,801
2.60%, 11/21/24	223,000	221,484
3.80%, 3/15/25	277,000	282,753
3.60%, 5/14/25	334,000	339,070
3.20%, 5/14/26	99,000	99,320
2.95%, 11/21/26	179,000	177,607
Advanced Micro Devices, Inc.
2.95%, 6/1/24	76,000	76,162
Aetna, Inc.
2.80%, 6/15/23	156,000	156,702
Aflac, Inc.
3.63%, 11/15/24	46,000	47,104
Agilent Technologies, Inc.
3.88%, 7/15/23(a)	87,000	88,309
Aircastle Ltd.
4.13%, 5/1/24	63,000	62,919
Alexandria Real Estate Equities, Inc.
3.45%, 4/30/25	87,000	87,662
Allstate Corp.
0.75%, 12/15/25	37,000	34,307
Ally Financial, Inc.
3.88%, 5/21/24	156,000	157,969
4.63%, 3/30/25(a)	62,000	64,243
5.80%, 5/1/25(a)	37,000	39,291
Alphabet, Inc.
2.00%, 8/15/26	33,000	32,192
Altria Group, Inc.
4.00%, 1/31/24(a)	10,000	10,199
4.40%, 2/14/26	136,000	140,838
Amazon.com, Inc.
3.80%, 12/5/24(a)	9,000	9,276
0.80%, 6/3/25	139,000	131,526
American Express Co.
3.40%, 2/22/24	79,000	80,099
3.00%, 10/30/24(a)	43,000	43,209
3.63%, 12/5/24(a)	60,000	61,175
American Honda Finance Corp.
2.15%, 9/10/24	179,000	176,378
1.20%, 7/8/25	75,000	70,629
American International Group, Inc.
4.13%, 2/15/24	64,000	65,571
2.50%, 6/30/25(a)	54,000	52,954
3.90%, 4/1/26	110,000	112,825
American Water Capital Corp.
3.40%, 3/1/25(a)	40,000	40,396
Ameriprise Financial, Inc.
4.00%, 10/15/23(a)	94,000	95,940
3.70%, 10/15/24(a)	9,000	9,150
Amgen, Inc.
3.63%, 5/22/24	153,000	155,896
2.20%, 2/21/27	64,000	61,535
Amphenol Corp.
3.20%, 4/1/24	25,000	25,155
Anthem, Inc.
3.50%, 8/15/24	121,000	122,758
3.35%, 12/1/24	9,000	9,079
Apple, Inc.
2.85%, 5/11/24	136,000	137,205
2.50%, 2/9/25	120,000	119,789
0.55%, 8/20/25	10,000	9,326
3.25%, 2/23/26	141,000	143,755
Arrow Electronics, Inc.
3.25%, 9/8/24(a)	82,000	82,166
AT&T, Inc.
3.95%, 1/15/25(a)	34,000	34,890
3.40%, 5/15/25	167,000	168,700
4.13%, 2/17/26	136,000	141,377
1.70%, 3/25/26	59,000	55,976
AutoZone, Inc.
3.13%, 4/21/26	76,000	75,629
AvalonBay Communities, Inc.
4.20%, 12/15/23(a)	77,000	78,575
2.95%, 5/11/26	9,000	8,939
Avangrid, Inc.
3.20%, 4/15/25(a)	66,000	65,931
Bank of America Corp.
4.13%, 1/22/24	19,000	19,504
4.20%, 8/26/24	131,000	134,283
0.81%, 10/24/24, (0.81% fixed rate until 10/24/23; Secured Overnight Financing Rate + 0.74% thereafter)(b)	143,000	138,320
4.00%, 1/22/25	15,000	15,284
3.46%, 3/15/25, (3.458% fixed rate until 3/15/24; 3-month U.S. dollar London Interbank Offered Rate + 0.97% thereafter)(b)	353,000	355,312
3.95%, 4/21/25, Series L	93,000	94,745
3.09%, 10/1/25, (3.093% fixed rate until 10/1/24; 3-month U.S. dollar London Interbank Offered Rate + 1.09% thereafter)(b)	161,000	160,482
3.37%, 1/23/26, (3.366% fixed rate until 1/23/25; 3-month U.S. dollar London Interbank Offered Rate + 0.81% thereafter)(b)	283,000	283,023
4.45%, 3/3/26	94,000	97,328
3.50%, 4/19/26	57,000	57,806
1.32%, 6/19/26, (1.319% fixed rate until 6/19/25; Secured Overnight Financing Rate + 1.15% thereafter)(b)	188,000	176,184
4.25%, 10/22/26	74,000	76,347
1.20%, 10/24/26, (1.197% fixed rate until 10/24/25; Secured Overnight Financing Rate + 1.01% thereafter)(b)	166,000	153,658
Bank of New York Mellon Corp.
2.20%, 8/16/23(a)	100,000	99,971
1.60%, 4/24/25(a)	15,000	14,486
Baxter International, Inc.
1.92%, 2/1/27(c)	61,000	57,066

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

March 31, 2022

Investments	Principal Amount	Value
Becton Dickinson and Co.
3.36%, 6/6/24	$33,000	$33,308
3.73%, 12/15/24(a)	23,000	23,394
Berkshire Hathaway, Inc.
3.13%, 3/15/26	56,000	56,633
BlackRock, Inc.
3.50%, 3/18/24	78,000	79,633
Boardwalk Pipelines LP
4.95%, 12/15/24	27,000	27,919
Boeing Co.
4.88%, 5/1/25	207,000	213,843
2.20%, 2/4/26	308,000	291,534
3.10%, 5/1/26	500,000	491,185
Boston Scientific Corp.
3.45%, 3/1/24	25,000	25,317
Brandywine Operating Partnership LP
4.10%, 10/1/24	64,000	64,814
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.88%, 1/15/27	174,000	175,248
Broadcom, Inc.
4.70%, 4/15/25(a)	134,000	138,962
3.15%, 11/15/25	34,000	33,786
4.25%, 4/15/26	55,000	56,495
3.46%, 9/15/26(a)	165,000	164,574
4.11%, 9/15/28	68,000	69,009
3.42%, 4/15/33(c)	292,000	272,652
Brunswick Corp.
0.85%, 8/18/24	48,000	45,596
Burlington Northern Santa Fe LLC
3.40%, 9/1/24(a)	9,000	9,160
3.00%, 4/1/25(a)	71,000	71,668
Capital One Financial Corp.
3.90%, 1/29/24	200,000	203,332
3.30%, 10/30/24	102,000	102,648
4.25%, 4/30/25	90,000	92,516
4.20%, 10/29/25	136,000	139,469
3.75%, 7/28/26	80,000	80,604
Carrier Global Corp.
2.49%, 2/15/27	12,000	11,466
Caterpillar Financial Services Corp.
2.15%, 11/8/24	9,000	8,923
0.80%, 11/13/25(a)	156,000	145,127
Celanese U.S. Holdings LLC
3.50%, 5/8/24	20,000	20,054
Charles Schwab Corp.
4.20%, 3/24/25(a)	48,000	49,768
3.63%, 4/1/25	60,000	61,127
3.85%, 5/21/25	92,000	94,369
3.45%, 2/13/26	9,000	9,151
Chevron Corp.
2.90%, 3/3/24	132,000	133,402
1.55%, 5/11/25	106,000	102,274
Chubb INA Holdings, Inc.
3.35%, 5/15/24(a)	30,000	30,449
3.35%, 5/3/26	84,000	85,221
Cigna Corp.
3.25%, 4/15/25	114,000	114,519
4.13%, 11/15/25	81,000	83,625
4.50%, 2/25/26	134,000	140,215
Cisco Systems, Inc.
2.20%, 9/20/23	51,000	51,108
Citigroup, Inc.
3.75%, 6/16/24	99,000	100,735
4.00%, 8/5/24	56,000	57,400
0.78%, 10/30/24, (0.776% fixed rate until 10/30/23; Secured Overnight Financing Rate + 0.686% thereafter)(b)	122,000	117,939
3.35%, 4/24/25, (3.352% fixed rate until 4/24/24; 3-month U.S. dollar London Interbank Offered Rate + 0.897% thereafter)(b)	91,000	91,258
0.98%, 5/1/25, (0.981% fixed rate until 5/1/24; Secured Overnight Financing Rate + 0.669% thereafter)(b)	72,000	68,730
4.40%, 6/10/25	273,000	281,182
5.50%, 9/13/25	128,000	136,823
1.28%, 11/3/25, (1.281% fixed rate until 11/3/24; Secured Overnight Financing Rate + 0.528% thereafter)(a)(b)	183,000	174,163
4.60%, 3/9/26	87,000	90,338
3.11%, 4/8/26, (3.106% fixed rate until 4/8/25; Secured Overnight Financing Rate + 2.842% thereafter)(b)	199,000	197,374
3.40%, 5/1/26	98,000	98,861
3.20%, 10/21/26	115,000	114,181
4.30%, 11/20/26	48,000	49,488
1.12%, 1/28/27, (1.122% fixed rate until 1/28/26; Secured Overnight Financing Rate + 0.765% thereafter)(b)	104,000	95,586
Comcast Corp.
3.70%, 4/15/24	9,000	9,198
3.38%, 8/15/25	68,000	68,901
3.95%, 10/15/25	135,000	139,509
3.15%, 3/1/26	53,000	53,499
Comerica, Inc.
3.70%, 7/31/23(a)	77,000	78,057
Conagra Brands, Inc.
4.60%, 11/1/25	73,000	75,667
ConocoPhillips
4.95%, 3/15/26(a)	35,000	37,506
Constellation Brands, Inc.
4.25%, 5/1/23(a)	28,000	28,530
CVS Health Corp.
2.63%, 8/15/24	196,000	195,418
4.10%, 3/25/25	167,000	171,481
3.88%, 7/20/25	138,000	140,872
2.88%, 6/1/26(a)	80,000	79,414
D.R. Horton, Inc.
2.50%, 10/15/24	115,000	113,442
Dell International LLC / EMC Corp.
6.02%, 6/15/26	348,000	377,677
4.90%, 10/1/26	93,000	97,670
Delmarva Power & Light Co.
3.50%, 11/15/23	100,000	101,255
Discover Financial Services
3.95%, 11/6/24	50,000	50,838
3.75%, 3/4/25(a)	114,000	115,238

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

March 31, 2022

Investments	Principal Amount	Value
4.10%, 2/9/27	$57,000	$58,246
Discovery Communications LLC
3.95%, 6/15/25	100,000	100,767
4.90%, 3/11/26(a)	44,000	45,729
Dominion Energy, Inc.
3.30%, 3/15/25, Series A(a)	109,000	109,844
DTE Energy Co.
2.53%, 10/1/24, Series C	26,000	25,592
Duke Energy Corp.
3.95%, 10/15/23	63,000	64,002
Eastern Energy Gas Holdings LLC
2.50%, 11/15/24, Series A	99,000	98,022
Eastman Chemical Co.
3.80%, 3/15/25	52,000	52,654
eBay, Inc.
1.90%, 3/11/25	35,000	33,893
EI du Pont de Nemours and Co.
1.70%, 7/15/25	61,000	58,519
Eli Lilly & Co.
2.75%, 6/1/25	57,000	56,863
Entergy Arkansas LLC
3.50%, 4/1/26	50,000	50,678
Enterprise Products Operating LLC
3.90%, 2/15/24	78,000	79,468
3.75%, 2/15/25	140,000	142,715
EOG Resources, Inc.
3.15%, 4/1/25(a)	68,000	68,385
Equitable Holdings, Inc.
3.90%, 4/20/23	61,000	61,970
Essex Portfolio LP
3.88%, 5/1/24	100,000	101,463
Estee Lauder Cos., Inc.
2.00%, 12/1/24	30,000	29,524
Evergy, Inc.
2.45%, 9/15/24	36,000	35,328
Eversource Energy
3.80%, 12/1/23, Series N	43,000	43,642
Exelon Corp.
3.95%, 6/15/25	55,000	56,270
Exxon Mobil Corp.
2.71%, 3/6/25	143,000	142,864
2.99%, 3/19/25	185,000	186,047
FedEx Corp.
3.25%, 4/1/26	50,000	50,643
Fidelity National Information Services, Inc.
1.15%, 3/1/26	42,000	38,611
Fifth Third Bancorp
1.63%, 5/5/23	70,000	69,532
First Horizon Corp.
4.00%, 5/26/25	82,000	83,141
Fiserv, Inc.
3.80%, 10/1/23	135,000	137,210
2.75%, 7/1/24	122,000	121,353
3.20%, 7/1/26	79,000	78,810
Fortune Brands Home & Security, Inc.
4.00%, 9/21/23	94,000	95,858
Fox Corp.
3.05%, 4/7/25	47,000	47,028
General Dynamics Corp.
3.38%, 5/15/23	78,000	78,923
2.38%, 11/15/24	9,000	8,948
3.25%, 4/1/25	9,000	9,104
General Mills, Inc.
3.70%, 10/17/23	49,000	49,813
Georgia Power Co.
2.10%, 7/30/23, Series A	71,000	70,635
2.20%, 9/15/24, Series A	82,000	80,621
Gilead Sciences, Inc.
3.50%, 2/1/25	283,000	287,061
3.65%, 3/1/26	98,000	99,837
Global Payments, Inc.
2.65%, 2/15/25(a)	68,000	66,745
1.20%, 3/1/26	50,000	46,140
4.80%, 4/1/26(a)	43,000	45,175
Harman International Industries, Inc.
4.15%, 5/15/25	64,000	65,778
HCA, Inc.
5.00%, 3/15/24	111,000	115,081
5.25%, 4/15/25	159,000	167,281
5.25%, 6/15/26	94,000	99,306
4.50%, 2/15/27	75,000	77,564
Healthcare Trust of America Holdings LP
3.50%, 8/1/26	57,000	57,023
Healthpeak Properties, Inc.
3.25%, 7/15/26	74,000	73,961
Hershey Co.
3.38%, 5/15/23	85,000	85,955
Hewlett Packard Enterprise Co.
1.45%, 4/1/24(a)	81,000	78,663
HollyFrontier Corp.
5.88%, 4/1/26	71,000	74,396
Honeywell International, Inc.
1.35%, 6/1/25(a)	56,000	53,820
Host Hotels & Resorts LP
4.00%, 6/15/25, Series E	58,000	58,624
HP, Inc.
2.20%, 6/17/25	54,000	52,080
1.45%, 6/17/26	50,000	46,140
Huntington Bancshares, Inc.
4.00%, 5/15/25	111,000	113,244
Hyatt Hotels Corp.
5.38%, 4/23/25	74,000	77,647
Illumina, Inc.
0.55%, 3/23/23	49,000	48,070
Intel Corp.
2.88%, 5/11/24(a)	97,000	97,798
Intercontinental Exchange, Inc.
3.45%, 9/21/23	35,000	35,441
International Business Machines Corp.
3.00%, 5/15/24	100,000	100,706
3.30%, 5/15/26	100,000	101,111
Interpublic Group of Cos., Inc.
4.20%, 4/15/24	10,000	10,207
Interstate Power and Light Co.
3.25%, 12/1/24(a)	60,000	60,404
J.M. Smucker Co.
3.50%, 3/15/25(a)	57,000	57,812
JPMorgan Chase & Co.
3.38%, 5/1/23	50,000	50,579

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

March 31, 2022

Investments	Principal Amount	Value
3.88%, 2/1/24	$71,000	$72,602
3.88%, 9/10/24	109,000	111,372
4.02%, 12/5/24, (4.023% fixed rate until 12/5/23; 3-month U.S. dollar London Interbank Offered Rate + 1.00% thereafter)(b)	84,000	85,361
3.13%, 1/23/25	38,000	38,233
3.22%, 3/1/25, (3.22% fixed rate until 3/1/24; 3-month U.S. dollar London Interbank Offered Rate + 1.155% thereafter)(b)	359,000	360,479
0.82%, 6/1/25, (0.824% fixed rate until 6/1/24; Secured Overnight Financing Rate + 0.54% thereafter)(b)	200,000	190,960
3.90%, 7/15/25	138,000	141,842
2.01%, 3/13/26, (2.005% fixed rate until 3/13/25; 3-month Secured Overnight Financing Rate + 1.585% thereafter)(b)	104,000	100,391
3.30%, 4/1/26	112,000	113,083
2.08%, 4/22/26, (2.083% fixed rate until 4/22/25; Secured Overnight Financing Rate + 1.85% thereafter)(b)	160,000	154,272
3.20%, 6/15/26	46,000	46,226
2.95%, 10/1/26	54,000	53,675
1.05%, 11/19/26, (1.045% fixed rate until 11/19/25; Secured Overnight Financing Rate + 0.80% thereafter)(a)(b)	209,000	193,294
4.13%, 12/15/26	59,000	61,112
3.96%, 1/29/27, (3.96% fixed rate until 1/29/26; 3-month U.S. dollar London Interbank Offered Rate + 1.245% thereafter)(b)	75,000	76,671
1.04%, 2/4/27, (1.04% fixed rate until 2/4/26; 3-month Secured Overnight Financing Rate + 0.695% thereafter)(b)	68,000	62,330
Kellogg Co.
2.65%, 12/1/23(a)	37,000	37,103
Keurig Dr. Pepper, Inc.
4.06%, 5/25/23	27,000	27,469
3.40%, 11/15/25	97,000	97,723
KeyBank NA
3.40%, 5/20/26	250,000	249,570
Keysight Technologies, Inc.
4.55%, 10/30/24(a)	58,000	59,709
Kimco Realty Corp.
2.70%, 3/1/24	97,000	96,262
KLA Corp.
4.65%, 11/1/24	45,000	46,656
Kroger Co.
3.85%, 8/1/23	80,000	81,196
L3Harris Technologies, Inc.
3.85%, 6/15/23	98,000	99,363
Laboratory Corp. of America Holdings
2.30%, 12/1/24	145,000	142,325
3.60%, 2/1/25(a)	18,000	18,196
Las Vegas Sands Corp.
3.20%, 8/8/24	127,000	123,040
Leidos, Inc.
2.95%, 5/15/23	107,000	107,427
Lincoln National Corp.
4.00%, 9/1/23	144,000	146,677
Loews Corp.
3.75%, 4/1/26	83,000	85,190
Lowe’s Cos., Inc.
2.50%, 4/15/26(a)	116,000	113,223
M&T Bank Corp.
3.55%, 7/26/23	66,000	66,748
Marathon Petroleum Corp.
3.63%, 9/15/24(a)	67,000	67,576
4.70%, 5/1/25	49,000	51,003
Marriott International, Inc.
3.60%, 4/15/24	108,000	109,264
5.75%, 5/1/25, Series EE	50,000	53,147
Marsh & McLennan Cos., Inc.
3.88%, 3/15/24	67,000	68,440
Martin Marietta Materials, Inc.
4.25%, 7/2/24	62,000	63,502
McDonald’s Corp.
3.25%, 6/10/24	60,000	60,772
Medtronic, Inc.
3.50%, 3/15/25	68,000	69,435
Merck & Co., Inc.
2.80%, 5/18/23	81,000	81,643
0.75%, 2/24/26(a)	53,000	49,443
MetLife, Inc.
3.60%, 11/13/25	66,000	67,344
Micron Technology, Inc.
4.19%, 2/15/27	56,000	57,469
Microsoft Corp.
3.13%, 11/3/25	65,000	66,060
2.40%, 8/8/26	86,000	85,315
Mid-America Apartments LP
3.75%, 6/15/24	50,000	50,693
MidAmerican Energy Co.
3.50%, 10/15/24(a)	85,000	86,716
Molson Coors Beverage Co.
3.00%, 7/15/26(a)	100,000	98,687
Mondelez International, Inc.
1.50%, 5/4/25	69,000	66,256
Moody’s Corp.
4.88%, 2/15/24	82,000	84,557
Morgan Stanley
3.74%, 4/24/24, (3.737% fixed rate until 4/24/23; 3-month U.S. dollar London Interbank Offered Rate + 0.847% thereafter)(b)	100,000	101,009
3.70%, 10/23/24	417,000	424,552
2.72%, 7/22/25, (2.72% fixed rate until 7/22/24; Secured Overnight Financing Rate + 1.152% thereafter)(b)	293,000	289,979
4.00%, 7/23/25	100,000	102,498
5.00%, 11/24/25	131,000	138,142

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

March 31, 2022

Investments	Principal Amount	Value
3.88%, 1/27/26	$205,000	$208,954
2.19%, 4/28/26, (2.188% fixed rate until 4/28/25; Secured Overnight Financing Rate + 1.99% thereafter)(b)	239,000	231,335
3.13%, 7/27/26	99,000	98,185
4.35%, 9/8/26	110,000	113,509
0.99%, 12/10/26, (0.985% fixed rate until 12/10/25; Secured Overnight Financing Rate + 0.72% thereafter)(b)	92,000	84,665
3.63%, 1/20/27	114,000	115,196
MPLX LP
4.50%, 7/15/23	47,000	47,791
4.88%, 12/1/24	75,000	77,763
4.00%, 2/15/25	68,000	68,928
National Retail Properties, Inc.
4.00%, 11/15/25	63,000	64,533
NetApp, Inc.
1.88%, 6/22/25	54,000	51,685
NIKE, Inc.
2.40%, 3/27/25(a)	62,000	61,671
Norfolk Southern Corp.
3.85%, 1/15/24	84,000	85,356
Northern States Power Co.
2.60%, 5/15/23	54,000	54,149
Northern Trust Corp.
3.95%, 10/30/25(a)	30,000	30,918
Northrop Grumman Corp.
3.25%, 8/1/23	130,000	131,400
Nucor Corp.
2.00%, 6/1/25	100,000	97,007
Old Republic International Corp.
4.88%, 10/1/24(a)	22,000	22,788
Omega Healthcare Investors, Inc.
4.38%, 8/1/23	10,000	10,157
5.25%, 1/15/26	118,000	122,394
Omnicom Group, Inc. / Omnicom Capital, Inc.
3.65%, 11/1/24	36,000	36,453
3.60%, 4/15/26	64,000	64,877
Oracle Corp.
3.63%, 7/15/23	166,000	168,297
2.95%, 11/15/24	48,000	47,754
2.50%, 4/1/25	165,000	161,165
2.95%, 5/15/25	142,000	140,167
1.65%, 3/25/26	160,000	148,973
2.65%, 7/15/26	194,000	186,564
Otis Worldwide Corp.
2.06%, 4/5/25(a)	86,000	83,872
Owl Rock Capital Corp.
3.40%, 7/15/26	66,000	62,240
PACCAR Financial Corp.
1.80%, 2/6/25(a)	52,000	50,491
PacifiCorp
3.60%, 4/1/24(a)	64,000	64,989
Packaging Corp. of America
3.65%, 9/15/24	9,000	9,117
Paramount Global
4.75%, 5/15/25	111,000	115,454
4.00%, 1/15/26	82,000	83,521
Parker-Hannifin Corp.
2.70%, 6/14/24	67,000	66,649
PayPal Holdings, Inc.
1.35%, 6/1/23	33,000	32,756
1.65%, 6/1/25	55,000	52,941
PECO Energy Co.
3.15%, 10/15/25(a)	9,000	9,042
PepsiCo, Inc.
3.50%, 7/17/25	18,000	18,426
2.85%, 2/24/26(a)	18,000	18,138
Pfizer, Inc.
3.40%, 5/15/24	75,000	76,501
Philip Morris International, Inc.
3.25%, 11/10/24	67,000	67,575
1.50%, 5/1/25(a)	29,000	27,689
Phillips 66
3.85%, 4/9/25	130,000	132,642
Phillips 66 Partners LP
3.61%, 2/15/25	57,000	57,596
Pinnacle West Capital Corp.
1.30%, 6/15/25	54,000	50,679
Pioneer Natural Resources Co.
0.55%, 5/15/23	16,000	15,648
1.13%, 1/15/26	156,000	144,854
PNC Bank NA
2.50%, 8/27/24	162,000	160,795
PNC Financial Services Group, Inc.
3.50%, 1/23/24(a)	137,000	139,187
2.20%, 11/1/24	51,000	50,422
PPG Industries, Inc.
1.20%, 3/15/26	80,000	74,188
PPL Capital Funding, Inc.
3.10%, 5/15/26	115,000	113,512
Procter & Gamble Co.
0.55%, 10/29/25	10,000	9,311
1.00%, 4/23/26	30,000	28,104
Public Service Electric and Gas Co.
0.95%, 3/15/26	10,000	9,310
Public Service Enterprise Group, Inc.
2.88%, 6/15/24	82,000	81,510
0.80%, 8/15/25	36,000	33,179
Public Storage
0.88%, 2/15/26(a)	50,000	46,217
QUALCOMM, Inc.
3.45%, 5/20/25(a)	68,000	69,089
Quest Diagnostics, Inc.
3.45%, 6/1/26	73,000	73,721
Raytheon Technologies Corp.
3.95%, 8/16/25	124,000	127,987
Realty Income Corp.
3.88%, 4/15/25(a)	24,000	24,444
Regions Financial Corp.
2.25%, 5/18/25(a)	54,000	52,636
Reliance Steel & Aluminum Co.
4.50%, 4/15/23	35,000	35,629
1.30%, 8/15/25	59,000	55,243
Republic Services, Inc.
0.88%, 11/15/25	65,000	59,552
Rockwell Automation, Inc.
0.35%, 8/15/23(a)	32,000	31,171

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

March 31, 2022

Investments	Principal Amount	Value
Roper Technologies, Inc.
3.65%, 9/15/23	$73,000	$74,067
1.00%, 9/15/25	16,000	14,873
Ross Stores, Inc.
0.88%, 4/15/26	90,000	82,270
Royalty Pharma PLC
0.75%, 9/2/23	121,000	117,654
salesforce.com, Inc.
3.25%, 4/11/23	35,000	35,436
San Diego Gas & Electric Co.
3.60%, 9/1/23, Series NNN(a)	147,000	149,120
Sherwin-Williams Co.
3.13%, 6/1/24	9,000	9,058
3.45%, 8/1/25	74,000	74,421
Southern Co.
3.25%, 7/1/26	99,000	99,125
Southwest Airlines Co.
5.25%, 5/4/25	140,000	147,004
Southwestern Electric Power Co.
1.65%, 3/15/26, Series N	121,000	113,975
Stanley Black & Decker, Inc.
3.40%, 3/1/26	43,000	43,521
Starbucks Corp.
3.85%, 10/1/23(a)	17,000	17,298
State Street Corp.
3.70%, 11/20/23	28,000	28,633
3.55%, 8/18/25	79,000	80,481
2.65%, 5/19/26(a)	9,000	8,939
Steel Dynamics, Inc.
2.40%, 6/15/25	89,000	86,265
Stifel Financial Corp.
4.25%, 7/18/24	7,000	7,145
Stryker Corp.
3.38%, 5/15/24	136,000	137,420
SVB Financial Group
3.50%, 1/29/25	60,000	60,344
Synchrony Financial
4.25%, 8/15/24	162,000	164,479
Sysco Corp.
3.30%, 7/15/26	76,000	76,404
Target Corp.
2.25%, 4/15/25	54,000	53,255
Teledyne Technologies, Inc.
1.60%, 4/1/26	80,000	74,709
Textron, Inc.
4.30%, 3/1/24	77,000	78,612
3.88%, 3/1/25	23,000	23,443
TJX Cos., Inc.
2.50%, 5/15/23	42,000	42,104
Toyota Motor Credit Corp.
2.00%, 10/7/24(a)	27,000	26,518
3.00%, 4/1/25	221,000	221,413
Truist Bank
3.20%, 4/1/24	46,000	46,535
Truist Financial Corp.
2.50%, 8/1/24(a)	65,000	64,587
4.00%, 5/1/25(a)	9,000	9,247
3.70%, 6/5/25	101,000	102,732
TWDC Enterprises 18 Corp.
3.15%, 9/17/25(a)	80,000	80,493
Tyson Foods, Inc.
3.95%, 8/15/24	14,000	14,283
4.00%, 3/1/26	45,000	46,085
U.S. Bancorp
3.10%, 4/27/26	163,000	163,145
Union Electric Co.
3.50%, 4/15/24	94,000	95,535
Union Pacific Corp.
3.50%, 6/8/23	80,000	81,193
3.15%, 3/1/24	54,000	54,546
3.75%, 7/15/25	43,000	44,054
United Parcel Service, Inc.
2.50%, 4/1/23	83,000	83,432
2.20%, 9/1/24	15,000	14,846
UnitedHealth Group, Inc.
3.50%, 6/15/23(a)	130,000	132,244
2.38%, 8/15/24(a)	104,000	103,564
Ventas Realty LP
4.13%, 1/15/26	109,000	111,609
Verizon Communications, Inc.
3.50%, 11/1/24(a)	140,000	142,754
3.38%, 2/15/25	46,000	46,574
1.45%, 3/20/26	106,000	99,696
2.63%, 8/15/26	101,000	98,904
1.68%, 10/30/30	100,000	87,464
VF Corp.
2.40%, 4/23/25	34,000	33,567
VMware, Inc.
1.40%, 8/15/26(a)	82,000	75,402
Walgreens Boots Alliance, Inc.
3.45%, 6/1/26	76,000	76,532
Walt Disney Co.
3.35%, 3/24/25	46,000	46,659
Waste Management, Inc.
3.13%, 3/1/25	87,000	87,795
WEC Energy Group, Inc.
0.80%, 3/15/24	10,000	9,594
3.55%, 6/15/25	26,000	26,095
Wells Fargo & Co.
4.48%, 1/16/24	200,000	205,954
3.75%, 1/24/24	233,000	237,359
3.30%, 9/9/24	146,000	147,565
3.00%, 2/19/25	86,000	86,049
3.55%, 9/29/25	138,000	139,915
2.41%, 10/30/25, (2.406% fixed rate until 10/30/24; Secured Overnight Financing Rate + 1.087% thereafter)(b)	145,000	142,141
2.16%, 2/11/26, (2.164% fixed rate until 2/11/25; 3-month U.S. dollar London Interbank Offered Rate + 0.75% thereafter)(b)	100,000	96,797
3.00%, 4/22/26	99,000	98,151
2.19%, 4/30/26, (2.188% fixed rate until 4/30/25; Secured Overnight Financing Rate + 2.00% thereafter)(b)	138,000	133,265
4.10%, 6/3/26	127,000	130,325
3.00%, 10/23/26	135,000	133,304
Western Union Co.
2.85%, 1/10/25	57,000	56,346
Willis North America, Inc.
3.60%, 5/15/24	61,000	61,356

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

March 31, 2022

Investments	Principal Amount	Value
W.P. Carey, Inc.
4.00%, 2/1/25	$94,000	$96,199
WRKCo, Inc.
3.75%, 3/15/25	152,000	154,169
Xcel Energy, Inc.
3.30%, 6/1/25(a)	14,000	14,039

TOTAL U.S. CORPORATE BONDS (Cost: $38,592,216)		36,911,893

FOREIGN CORPORATE BONDS - 3.0%

Germany - 1.5%
Deutsche Bank AG
3.70%, 5/30/24	100,000	100,547
3.96%, 11/26/25, (3.961% fixed rate until 11/26/24; Secured Overnight Financing Rate + 2.581% thereafter)(b)	150,000	150,009
1.69%, 3/19/26	200,000	187,674
2.13%, 11/24/26, (2.129% fixed rate until 11/24/25; Secured Overnight Financing Rate + 1.87% thereafter)(b)	150,000	139,309

Total Germany		577,539

United Kingdom - 1.5%
BAT Capital Corp.
3.22%, 8/15/24	169,000	168,981
3.22%, 9/6/26	62,000	60,203
GlaxoSmithKline Capital, Inc.
3.38%, 5/15/23(a)	56,000	56,802
3.63%, 5/15/25	44,000	44,972
Reynolds American, Inc.
4.85%, 9/15/23(a)	107,000	109,845
4.45%, 6/12/25	137,000	139,936

Total United Kingdom		580,739

TOTAL FOREIGN CORPORATE BONDS (Cost: $1,208,378)		1,158,278

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 8.2%

United States - 8.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.25%(d) (Cost: $3,215,690)	3,215,690	3,215,690

TOTAL INVESTMENTS IN SECURITIES - 106.1% (Cost: $43,016,284)		41,285,861
Other Assets less Liabilities - (6.1)%		(2,390,905)

NET ASSETS - 100.0%		$38,894,956

(a)

Security, or portion thereof, was on loan at March 31, 2022. At March 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,449,857 and the total market value of the collateral held by the Fund was $3,550,162. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $334,472.

(b)	Rate shown reflects the accrual rate as of March 31, 2022 on securities with variable or step rates.
(c)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)	Rate shown represents annualized 7-day yield as of March 31, 2022.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

March 31, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Corporate Bonds	$—	$36,911,893	$—	$36911,893
Foreign Corporate Bonds	—	1,158,278	—	1,158,278
Investment of Cash Collateral for Securities Loaned	—	3,215,690	—	3,215,690

Total Investments in Securities	$—	$41,285,861	$—	$41,285,861

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

March 31, 2022

Investments	Shares	Value
COMMON STOCKS - 89.2%

Brazil - 4.5%
Ambev SA	28,835	$93,448
B3 SA - Brasil Bolsa Balcao	50,823	168,021
Banco Inter SA	5,646	25,189
Banco Santander Brasil SA	2,823	21,909
CCR SA	8,472	24,425
Centrais Eletricas Brasileiras SA	2,823	22,563
Cosan SA	8,472	42,164
Equatorial Energia SA	5,646	32,329
Getnet Adquirencia e Servicos para Meios de Pagamento SA*	715	549
Hapvida Participacoes e Investimentos SA(a)	35,920	89,500
JBS SA	8,472	66,375
Klabin SA	5,646	28,658
Localiza Rent a Car SA	3,077	39,564
Lojas Renner SA	9,787	56,638
Magazine Luiza SA	28,236	40,524
Natura & Co. Holding SA*	4,248	23,287
Raia Drogasil SA	1,048	5,280
Rumo SA*	8,472	33,072
Suzano SA	5,646	65,526
Telefonica Brasil SA	5,646	63,792
Vale SA	22,626	455,191
Via SA*	8,472	7,435
Vibra Energia SA	5,646	27,779
WEG SA	9,284	68,126

Total Brazil		1,501,344

Chile - 0.6%
Banco de Chile	320,302	34,288
Banco de Credito e Inversiones SA	487	17,542
Banco Santander Chile	519,747	29,266
Cencosud SA	18,408	36,258
Empresas CMPC SA	2,373	4,394
Empresas COPEC SA	4,236	34,989
Enel Americas SA	244,498	29,516
Falabella SA	3,626	11,588

Total Chile		197,841

China - 27.5%
Agricultural Bank of China Ltd., Class H	225,000	86,479
Alibaba Group Holding Ltd.*	80,600	1,153,722
Anhui Conch Cement Co. Ltd., Class H	8,500	43,741
ANTA Sports Products Ltd.	6,600	82,928
Baidu, Inc., ADR*	1,526	201,890
Bank of China Ltd., Class H	396,000	159,282
Bank of Communications Co. Ltd., Class H	94,000	67,457
BeiGene Ltd., ADR*	241	45,453
Bilibili, Inc., ADR*	186	4,758
BYD Co. Ltd., Class H	4,000	114,615
China Conch Venture Holdings Ltd.	13,500	39,476
China Construction Bank Corp., Class H	500,000	376,050
China Everbright Bank Co. Ltd., Class H	37,000	14,032
China International Capital Corp. Ltd., Class H(a)	14,800	33,034
China Life Insurance Co. Ltd., Class H	37,000	56,884
China Longyuan Power Group Corp. Ltd., Class H	14,000	31,892
China Mengniu Dairy Co. Ltd.*	20,000	107,771
China Merchants Bank Co. Ltd., Class H	30,000	235,782
China Minsheng Banking Corp. Ltd., Class H	18,500	6,969
China Molybdenum Co. Ltd., Class H	12,000	6,267
China Overseas Land & Investment Ltd.	24,000	71,865
China Pacific Insurance Group Co. Ltd., Class H	28,400	69,337
China Petroleum & Chemical Corp., Class H	120,000	60,219
China Resources Land Ltd.	8,000	37,286
China Shenhua Energy Co. Ltd., Class H	26,000	83,331
China Taiping Insurance Holdings Co. Ltd.	11,400	13,960
China Tower Corp. Ltd., Class H(a)	228,000	25,620
China Yangtze Power Co. Ltd., Class A	15,100	52,331
CITIC Ltd.	50,000	55,609
CITIC Securities Co. Ltd., Class H	25,500	58,871
Contemporary Amperex Technology Co. Ltd., Class A	400	32,280
COSCO Shipping Holdings Co. Ltd., Class H*	27,800	48,490
Country Garden Holdings Co. Ltd.	94,000	72,378
Country Garden Services Holdings Co. Ltd.	8,000	34,323
CSPC Pharmaceutical Group Ltd.	68,000	78,581
Daqo New Energy Corp., ADR*	621	25,660
ENN Energy Holdings Ltd.	5,400	81,020
Foshan Haitian Flavouring & Food Co. Ltd., Class A	2,500	34,428
Fuyao Glass Industry Group Co. Ltd., Class H(a)	5,200	21,381
GDS Holdings Ltd., ADR*	1,368	53,694
Geely Automobile Holdings Ltd.	38,000	59,974
GF Securities Co. Ltd., Class H	22,800	32,374
Great Wall Motor Co. Ltd., Class H	21,000	33,680
Haier Smart Home Co. Ltd., Class H	13,800	44,846
Haitong Securities Co. Ltd., Class H	22,800	17,410
Hangzhou Tigermed Consulting Co. Ltd., Class H(a)	2,700	32,891
Huatai Securities Co. Ltd., Class H(a)	18,800	28,951

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

March 31, 2022

Investments	Shares	Value
Huazhu Group Ltd., ADR	1,251	$41,270
Industrial & Commercial Bank of China Ltd., Class H	335,000	205,755
iQIYI, Inc., ADR*	2,088	9,479
JD Health International, Inc.*(a)	2,850	17,504
JD.com, Inc., ADR*	4,834	279,744
JD.com, Inc., Class A*	1,738	51,931
JOYY, Inc., ADR	516	18,953
Kingdee International Software Group Co. Ltd.*	4,000	8,897
Kweichow Moutai Co. Ltd., Class A	200	54,158
Lenovo Group Ltd.	56,000	60,924
Li Auto, Inc., ADR*	1,448	37,373
Li Ning Co. Ltd.	12,000	103,583
Longfor Group Holdings Ltd.(a)	11,000	56,605
LONGi Green Energy Technology Co. Ltd., Class A	2,880	32,751
Luzhou Laojiao Co. Ltd., Class A	1,200	35,137
Meituan, Class B*(a)	19,500	387,440
NetEase, Inc., ADR	2,380	213,462
New China Life Insurance Co. Ltd., Class H	9,400	26,286
NIO, Inc., ADR*	7,215	151,876
People’s Insurance Co. Group of China Ltd., Class H	57,000	18,705
PetroChina Co. Ltd., Class H	116,000	60,137
PICC Property & Casualty Co. Ltd., Class H	60,000	61,445
Pinduoduo, Inc., ADR*	2,316	92,895
Ping An Bank Co. Ltd., Class A	14,800	35,857
Ping An Healthcare and Technology Co. Ltd.*(a)	3,700	9,733
Ping An Insurance Group Co. of China Ltd., Class H	34,000	241,604
Postal Savings Bank of China Co. Ltd., Class H(a)	94,000	76,219
SF Holding Co. Ltd., Class A	4,800	34,555
Shenzhou International Group Holdings Ltd.	5,200	69,587
Shimao Group Holdings Ltd.	9,500	5,362
Sunac China Holdings Ltd.	19,000	11,112
Sunny Optical Technology Group Co. Ltd.	4,700	75,679
Tencent Holdings Ltd.	30,500	1,457,351
Tencent Music Entertainment Group, ADR*	3,276	15,954
Trip.com Group Ltd., ADR*	3,010	69,591
Want Want China Holdings Ltd.	45,000	41,602
Weibo Corp., ADR*	883	21,642
Weichai Power Co. Ltd., Class H	12,000	18,970
Wuliangye Yibin Co. Ltd., Class A	2,200	53,738
WuXi AppTec Co. Ltd., Class H(a)	2,540	40,380
Wuxi Biologics Cayman, Inc.*(a)	20,000	166,126
Xiaomi Corp., Class B*(a)	84,400	150,233
Xinyi Solar Holdings Ltd.	30,026	52,987
XPeng, Inc., ADR*	1,298	35,812
Yum China Holdings, Inc.	1,933	80,297
Zai Lab Ltd., ADR*	735	32,325
Zijin Mining Group Co. Ltd., Class H	32,000	49,279
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	33,600	21,409
ZTE Corp., Class H	11,600	23,729
ZTO Express Cayman, Inc., ADR	1,706	42,650

Total China		9,089,365

Czech Republic - 0.2%
CEZ AS	1,390	58,633

Hong Kong - 0.0%
China Youzan Ltd.*	456,000	9,433

Hungary - 0.2%
MOL Hungarian Oil & Gas PLC	339	3,009
OTP Bank Nyrt*	1,047	38,526
Richter Gedeon Nyrt	1,638	34,839

Total Hungary		76,374

India - 13.4%
Adani Green Energy Ltd.*	2,296	58,016
Adani Ports & Special Economic Zone Ltd.	4,236	43,280
Ambuja Cements Ltd.	8,472	33,458
Apollo Hospitals Enterprise Ltd.	632	37,666
Asian Paints Ltd.	1,724	70,074
Aurobindo Pharma Ltd.	1,973	17,407
Avenue Supermarts Ltd.*(a)	1,413	74,652
Axis Bank Ltd.*	12,115	121,694
Bajaj Finance Ltd.	1,561	149,558
Bandhan Bank Ltd.(a)	9,212	37,371
Bharti Airtel Ltd.*	14,118	140,658
Britannia Industries Ltd.	373	15,783
Cipla Ltd.	1,695	22,773
Divi’s Laboratories Ltd.	612	35,553
Dr. Reddy’s Laboratories Ltd.	645	36,563
GAIL India Ltd.	3,096	6,360
Godrej Consumer Products Ltd.*	2,823	27,841
Grasim Industries Ltd.	2,823	61,992
HCL Technologies Ltd.	6,361	97,692
HDFC Life Insurance Co. Ltd.(a)	1,322	9,390
Hindalco Industries Ltd.	11,295	84,889
Hindustan Unilever Ltd.	4,400	118,958
Housing Development Finance Corp. Ltd.	8,795	277,447
ICICI Bank Ltd.	27,262	262,744
ICICI Lombard General Insurance Co. Ltd.(a)	143	2,507
Infosys Ltd.	19,112	480,946
ITC Ltd.	28,236	93,400
JSW Steel Ltd.	7,059	68,252
Kotak Mahindra Bank Ltd.	2,382	55,133
Larsen & Toubro Ltd.	4,347	101,405
Lupin Ltd.	1,667	16,435
Mahindra & Mahindra Ltd.	5,780	61,522
Marico Ltd.	2,823	18,765

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

March 31, 2022

Investments	Shares	Value
Maruti Suzuki India Ltd.	806	$80,428
Motherson Sumi Systems Ltd.	11,295	20,786
NTPC Ltd.	20,693	36,866
Oil & Natural Gas Corp. Ltd.	13,022	28,166
Power Grid Corp. of India Ltd.	17,139	49,036
Reliance Industries Ltd.	15,268	530,879
SBI Life Insurance Co. Ltd.(a)	2,823	41,780
Shriram Transport Finance Co. Ltd.	2,243	33,592
State Bank of India	8,802	57,331
Sun Pharmaceutical Industries Ltd.	7,059	85,216
Tata Consultancy Services Ltd.	4,915	242,585
Tata Consumer Products Ltd.	4,236	43,458
Tata Motors Ltd.*	10,302	58,971
Tata Steel Ltd.	3,335	57,532
Tech Mahindra Ltd.	4,236	83,823
Titan Co. Ltd.	1,413	47,292
UltraTech Cement Ltd.	708	61,688
UPL Ltd.	1,675	17,012
Vedanta Ltd.	12,951	68,938
Wipro Ltd.	5,646	44,103

Total India		4,429,666

Indonesia - 1.7%
Astra International Tbk PT	165,700	75,856
Bank Central Asia Tbk PT	277,900	154,308
Bank Mandiri Persero Tbk PT	150,400	82,727
Bank Rakyat Indonesia Persero Tbk PT	313,700	101,782
Charoen Pokphand Indonesia Tbk PT	90,300	35,523
Telkom Indonesia Persero Tbk PT	244,800	78,063
Unilever Indonesia Tbk PT	88,300	22,501

Total Indonesia		550,760

Luxembourg - 0.1%
Reinet Investments SCA	960	21,533

Malaysia - 1.2%
CIMB Group Holdings Bhd	50,743	64,323
Dialog Group Bhd	16,800	10,948
Hartalega Holdings Bhd	16,800	19,378
Hong Leong Bank Bhd	3,700	17,775
IHH Healthcare Bhd	28,300	41,729
Malayan Banking Bhd	2,750	5,847
Petronas Chemicals Group Bhd	22,500	51,370
Petronas Gas Bhd	11,400	45,169
Press Metal Aluminium Holdings Bhd	24,400	35,978
Public Bank Bhd	65,600	72,859
Tenaga Nasional Bhd	9,400	20,120

Total Malaysia		385,496

Mexico - 2.7%
America Movil SAB de CV, Series L	198,941	210,693
Cemex SAB de CV, Series CPO*	78,236	41,939
Fibra Uno Administracion SA de CV	19,764	23,092
Fomento Economico Mexicano SAB de CV	12,354	102,440
Grupo Aeroportuario del Pacifico SAB de CV, Class B*	2,823	45,669
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,695	37,732
Grupo Bimbo SAB de CV, Series A	14,118	42,520
Grupo Financiero Banorte SAB de CV, Class O	14,823	111,161
Grupo Mexico SAB de CV, Series B	15,528	92,660
Grupo Televisa SAB, Series CPO	16,941	39,723
Wal-Mart de Mexico SAB de CV	36,000	147,885

Total Mexico		895,514

Philippines - 0.6%
Ayala Corp.	2,250	35,830
Ayala Land, Inc.	84,600	57,305
Bank of the Philippine Islands	12,790	24,619
BDO Unibank, Inc.	12,420	31,851
JG Summit Holdings, Inc.	22,590	26,761
SM Investments Corp.	20	351
SM Prime Holdings, Inc.	51,800	37,890

Total Philippines		214,607

Poland - 0.8%
Allegro.eu SA*(a)	3,219	27,476
Bank Polska Kasa Opieki SA	1,638	44,377
CD Projekt SA	529	22,055
Dino Polska SA*(a)	62	5,066
KGHM Polska Miedz SA	1,279	53,066
Polski Koncern Naftowy Orlen SA	1,843	33,621
Powszechna Kasa Oszczednosci Bank Polski SA*	2,677	25,593
Powszechny Zaklad Ubezpieczen SA	5,082	41,280

Total Poland		252,534

Russia - 0.0%
Gazprom PJSC, ADR†	49,510	0
Lukoil PJSC, ADR†	2,998	0
Magnit PJSC, GDR†(b)	4,515	0
MMC Norilsk Nickel PJSC, ADR†	3,678	0
Mobile TeleSystems PJSC, ADR†	2,887	0
Novatek PJSC, GDR†(b)	696	0
Novolipetsk Steel PJSC, GDR†	1,290	0
Polymetal International PLC	2,011	8,137
Polyus PJSC, GDR†(b)	652	0
Rosneft Oil Co. PJSC, GDR†(b)	4,594	0
Sberbank of Russia PJSC, ADR†	21,191	0
Severstal PAO, GDR†(b)	2,080	0
Surgutneftegas PJSC, ADR†	11,296	0

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

March 31, 2022

Investments	Shares	Value
Tatneft PJSC, ADR†	2,035	$0
TCS Group Holding PLC, GDR†(b)	430	0
X5 Retail Group NV, GDR†(b)	1,673	0
Yandex NV, Class A*†	2,324	0

Total Russia		8,137

South Africa - 5.4%
Absa Group Ltd.	5,307	69,164
Anglo American Platinum Ltd.	484	66,461
AngloGold Ashanti Ltd.	3,105	74,478
Aspen Pharmacare Holdings Ltd.	3,652	49,642
Bid Corp. Ltd.	1,375	29,925
Bidvest Group Ltd.	2,373	36,328
Capitec Bank Holdings Ltd.	323	51,758
Clicks Group Ltd.	546	11,548
Discovery Ltd.*	3,256	40,592
Exxaro Resources Ltd.	1,336	20,254
FirstRand Ltd.	19,781	104,871
Gold Fields Ltd.	6,315	98,555
Growthpoint Properties Ltd.	29,139	29,353
Impala Platinum Holdings Ltd.	3,412	52,544
Mr. Price Group Ltd.	2,296	34,019
MTN Group Ltd.*	10,092	131,222
MultiChoice Group	2,803	25,269
Naspers Ltd., Class N	2,541	289,378
Nedbank Group Ltd.	3,538	56,431
Northam Platinum Holdings Ltd.*	3,558	53,100
Old Mutual Ltd.	41,599	39,201
Remgro Ltd.	4,179	42,847
Sanlam Ltd.	12,027	59,425
Sasol Ltd.*	3,948	95,914
Shoprite Holdings Ltd.	5,005	81,060
Sibanye Stillwater Ltd.	5,287	21,636
Standard Bank Group Ltd.	2,684	33,455
Vodacom Group Ltd.	4,968	54,397
Woolworths Holdings Ltd.	7,660	30,289

Total South Africa		1,783,116

South Korea - 11.8%
Amorepacific Corp.	262	34,586
Celltrion Healthcare Co. Ltd.	545	29,227
Celltrion, Inc.	461	65,230
CJ CheilJedang Corp.	37	11,280
Coway Co. Ltd.	339	19,159
E-Mart, Inc.	94	10,935
Hana Financial Group, Inc.	1,561	62,592
Hankook Tire & Technology Co. Ltd.	678	18,823
Hanon Systems	2,182	21,243
Hanwha Solutions Corp.*	826	24,500
HLB, Inc.*	658	16,639
Hyundai Engineering & Construction Co. Ltd.	678	26,794
Hyundai Glovis Co. Ltd.	94	14,929
Hyundai Motor Co.	817	121,669
Hyundai Steel Co.	396	13,575
Kakao Corp.	162	14,235
KB Financial Group, Inc.	1,661	84,006
Kia Corp.	1,307	79,797
Korea Electric Power Corp.*	1,279	23,901
Korea Investment Holdings Co. Ltd.	453	29,302
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	339	24,865
Korean Air Lines Co. Ltd.*	883	22,001
KT&G Corp.	453	30,161
Kumho Petrochemical Co. Ltd.	148	18,927
LG Chem Ltd.	262	114,999
LG Display Co. Ltd.	2,766	47,125
LG Electronics, Inc.	485	48,218
LG Household & Health Care Ltd.	40	28,316
Lotte Chemical Corp.	57	9,852
NAVER Corp.	616	173,052
NCSoft Corp.	91	35,100
Orion Corp.	168	12,308
POSCO Chemical Co. Ltd.	262	26,048
POSCO Holdings, Inc.	306	73,972
S-Oil Corp.	433	34,546
Samsung Biologics Co. Ltd.*(a)	82	55,950
Samsung Electro-Mechanics Co. Ltd.	408	55,542
Samsung Electronics Co. Ltd.	28,600	1,642,308
Samsung Fire & Marine Insurance Co. Ltd.	148	26,741
Samsung Heavy Industries Co. Ltd.*	3,048	14,284
Samsung Life Insurance Co. Ltd.	339	18,432
Samsung SDI Co. Ltd.	319	156,861
Samsung SDS Co. Ltd.	160	18,283
Shinhan Financial Group Co. Ltd.	2,259	77,347
SK Hynix, Inc.	2,948	287,005
SK Innovation Co. Ltd.*	241	42,750
SK Square Co. Ltd.*	112	5,249
SK Telecom Co. Ltd.	395	18,543
SK, Inc.	262	52,311
Yuhan Corp.	263	12,672

Total South Korea		3,906,190

Taiwan - 16.4%
Acer, Inc.	41,000	42,858
ASE Technology Holding Co. Ltd.	22,000	79,472
Asia Cement Corp.	4,000	6,785
AU Optronics Corp.	33,000	22,863
Cathay Financial Holding Co. Ltd.	48,000	108,057
Chang Hwa Commercial Bank Ltd.	11,030	7,372
Cheng Shin Rubber Industry Co. Ltd.	9,000	11,135
China Development Financial Holding Corp.	72,000	48,249
China Steel Corp.	69,000	93,801
Chunghwa Telecom Co. Ltd.	20,000	88,652
Compal Electronics, Inc.	37,000	34,609
CTBC Financial Holding Co. Ltd.	117,000	120,056
Delta Electronics, Inc.	8,000	74,970

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

March 31, 2022

Investments	Shares	Value
E.Sun Financial Holding Co. Ltd.	100,305	$115,703
Evergreen Marine Corp. Taiwan Ltd.	9,000	42,406
Far EasTone Telecommunications Co. Ltd.	10,000	25,653
First Financial Holding Co. Ltd.	57,040	56,639
Formosa Chemicals & Fibre Corp.	19,000	52,388
Formosa Petrochemical Corp.	15,000	49,369
Formosa Plastics Corp.	22,000	81,776
Fubon Financial Holding Co. Ltd.	38,276	102,198
Hon Hai Precision Industry Co. Ltd.	70,000	258,974
Hua Nan Financial Holdings Co. Ltd.	109,105	92,725
Innolux Corp.	32,000	18,763
Lite-On Technology Corp.	19,000	45,160
MediaTek, Inc.	8,000	252,692
Mega Financial Holding Co. Ltd.	74,000	110,800
Nan Ya Plastics Corp.	37,000	120,357
Nanya Technology Corp.	16,000	38,644
Novatek Microelectronics Corp.	1,000	14,886
Quanta Computer, Inc.	28,000	86,292
SinoPac Financial Holdings Co. Ltd.	94,000	60,367
Taishin Financial Holding Co. Ltd.	57,090	40,848
Taiwan Cement Corp.	26,000	45,282
Taiwan Cooperative Financial Holding Co. Ltd.	94,100	97,051
Taiwan Mobile Co. Ltd.	11,000	40,312
Taiwan Semiconductor Manufacturing Co. Ltd.	121,000	2,521,229
Uni-President Enterprises Corp.	37,000	84,715
Unimicron Technology Corp.	4,000	34,763
United Microelectronics Corp.	68,000	128,161
Winbond Electronics Corp.	27,000	29,402
Yuanta Financial Holding Co. Ltd.	59,000	54,364

Total Taiwan		5,440,798

Thailand - 2.0%
Advanced Info Service PCL, NVDR	9,400	65,871
Airports of Thailand PCL, NVDR*	17,300	34,470
Bangkok Dusit Medical Services PCL, NVDR	28,100	21,128
Central Pattana PCL, NVDR	26,200	46,490
Charoen Pokphand Foods PCL, NVDR	33,900	24,571
CP ALL PCL, NVDR	22,500	43,985
Delta Electronics Thailand PCL, NVDR	1,600	18,671
Energy Absolute PCL, NVDR	18,900	55,705
Gulf Energy Development PCL, NVDR	7,500	11,560
Home Product Center PCL, NVDR	54,400	26,014
Intouch Holdings PCL, NVDR	4,800	11,224
Kasikornbank PCL, NVDR	8,400	40,800
Minor International PCL, NVDR*	28,200	28,412
PTT Exploration & Production PCL, NVDR	5,700	24,686
PTT Global Chemical PCL, NVDR	14,800	22,589
PTT Oil & Retail Business PCL, NVDR	39,600	29,774
PTT PCL, NVDR	73,500	85,105
Siam Cement PCL, NVDR	5,700	65,657
Siam Commercial Bank PCL, NVDR	3,700	12,686

Total Thailand		669,398

Turkey - 0.1%
BIM Birlesik Magazalar AS	4,124	23,800

TOTAL COMMON STOCKS (Cost: $32,646,187)		29,514,539

PREFERRED STOCKS - 2.6%

Brazil - 2.5%
Banco Bradesco SA	34,971	163,524
Gerdau SA	8,472	54,930
Itau Unibanco Holding SA	26,980	156,022
Itausa SA	32,620	73,794
Petroleo Brasileiro SA	52,336	368,404

Total Brazil		816,674

Chile - 0.1%
Sociedad Quimica y Minera de Chile SA, Class B	497	42,953

TOTAL PREFERRED STOCKS (Cost: $608,203)		859,627

TOTAL INVESTMENTS IN SECURITIES - 91.8% (Cost: $33,254,390)		30,374,166
Other Assets less Liabilities - 8.2%		2,712,051

NET ASSETS - 100.0%		$33,086,217

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended March 31, 2022 were as follows:

Affiliate	Value at 6/30/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2022	Dividend Income
WisdomTree India Earnings Fund^	$67,314	$88,347	$167,852	$14,075	$(1,884)	$—	$237

^	As of March 31, 2022, the Fund did not hold a position in this affiliate.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

March 31, 2022

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)
Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	19	6/30/22	$4,026,516	$(46,891)
5 Year U.S. Treasury Note	35	6/30/22	4,014,062	(95,450)
10 Year U.S. Treasury Note	32	6/21/22	3,932,000	(108,828)
U.S. Treasury Long Bond	27	6/21/22	4,051,687	(123,537)
Ultra 10 Year U.S. Treasury Note	29	6/21/22	3,928,594	(127,869)

			$19,952,859	$(502,575)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0	*	$0
Other	29,514,539	—	—		29,514,539
Preferred Stocks	859,627	—	—		859,627

Total Investments in Securities	$30,374,166	$—	$0		$30,374,166

Liabilities:
Financial Derivative Instruments
Futures Contracts [1]	$(502,575)	$—	$—		$(502,575)

Total - Net	$29,871,591	$—	$0		$29,871,591

*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stocks Russia
Balance as of June 30, 2021	$—
Realized gain (loss)	(36,316)
Change in unrealized appreciation (depreciation)	(1,943,155)
Purchases	2,528,556
Sales	(630,284)
Transfers into Level 3(1)	81,199
Transfers out of Level 3	—

Balance as of March 31, 2022	$0

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2022 is:	$(1,943,155)

(1)	Transferred into Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Efficient Core Fund (NTSI)

March 31, 2022

Investments	Shares	Value
COMMON STOCKS - 89.9%

Australia - 6.6%
Aristocrat Leisure Ltd.	3,478	$95,853
ASX Ltd.	1,457	89,500
Australia & New Zealand Banking Group Ltd.	14,147	293,214
BHP Group Ltd.	28,154	1,094,111
Brambles Ltd.	7,708	57,362
Cochlear Ltd.	32	5,415
Coles Group Ltd.	6,956	93,555
Commonwealth Bank of Australia	9,306	739,157
CSL Ltd.	2,538	511,070
Dexus	1,128	9,275
Fortescue Metals Group Ltd.	8,460	131,254
Goodman Group	10,998	189,047
Insurance Australia Group Ltd.	16,309	53,643
Macquarie Group Ltd.	1,739	265,451
National Australia Bank Ltd.	15,792	383,639
Newcrest Mining Ltd.	4,324	86,828
Northern Star Resources Ltd.	7,379	59,513
QBE Insurance Group Ltd.	9,447	81,584
Ramsay Health Care Ltd.	940	45,989
Santos Ltd.	4,465	25,952
Scentre Group	13,643	31,248
Sonic Healthcare Ltd.	3,337	88,910
South32 Ltd.	25,286	95,322
Stockland	4,664	14,955
Tabcorp Holdings Ltd.	9,917	39,768
Telstra Corp. Ltd.	34,263	101,890
Transurban Group	14,429	146,820
Wesfarmers Ltd.	6,533	247,309
Westpac Banking Corp.	19,270	350,772
Woodside Petroleum Ltd.	3,948	95,168
Woolworths Group Ltd.	7,520	210,412

Total Australia		5,733,986

Austria - 0.1%
Erste Group Bank AG	1,645	60,565

Belgium - 0.6%
Ageas SA/NV	940	47,944
Anheuser-Busch InBev SA/NV	4,183	252,538
KBC Group NV	1,410	102,571
Solvay SA	235	23,391
UCB SA	564	68,056
Umicore SA	1,410	61,749

Total Belgium		556,249

China - 0.4%
BOC Hong Kong Holdings Ltd.	47,000	178,244
Prosus NV*	2,773	149,872
WH Group Ltd.(a)	94,000	59,415

Total China		387,531

Denmark - 2.6%
Ambu A/S, Class B	1,269	18,982
AP Moller - Maersk A/S, Class B	47	143,207
Carlsberg A/S, Class B	303	37,618
Chr Hansen Holding A/S	564	41,903
Coloplast A/S, Class B	778	119,225
Danske Bank A/S	1,272	21,424
DSV A/S	1,222	237,716
Genmab A/S*	329	121,308
GN Store Nord A/S	893	44,441
Novo Nordisk A/S, Class B	9,184	1,028,801
Novozymes A/S, Class B	1,128	78,121
Orsted A/S(a)	1,180	149,888
Pandora A/S	517	50,081
Vestas Wind Systems A/S	6,039	180,438

Total Denmark		2,273,153

Finland - 1.0%
Elisa Oyj	527	32,027
Fortum Oyj	533	9,803
Kesko Oyj, Class B	1,927	53,623
Kone Oyj, Class B	2,209	116,969
Neste Oyj	2,444	112,797
Nokia Oyj*	34,921	193,711
Nordea Bank Abp	11,042	115,285
Sampo Oyj, Class A	1,927	95,154
Stora Enso Oyj, Class R	2,118	41,983
UPM-Kymmene Oyj	2,021	66,696

Total Finland		838,048

France - 10.4%
Air Liquide SA	2,585	457,086
Airbus SE*	3,337	409,757
Alstom SA	1,835	43,427
Arkema SA	94	11,374
Atos SE	470	12,953
AXA SA	10,434	308,404
BNP Paribas SA	5,687	328,595
Bouygues SA	467	16,435
Bureau Veritas SA	423	12,209
Capgemini SE	1,034	232,972
Carrefour SA	1,604	35,060
Cie de Saint-Gobain	2,961	178,796
Cie Generale des Etablissements Michelin SCA	705	96,444
Credit Agricole SA	4,041	48,946
Danone SA	3,196	177,908
Dassault Systemes SE	4,905	244,034
Edenred	1,034	51,680
Eiffage SA	143	14,835
Engie SA	10,713	142,251
EssilorLuxottica SA	1,410	260,898
Hermes International	188	270,154
Kering SA	423	270,954
L’Oreal SA	1,504	608,876
Legrand SA	1,504	144,551
LVMH Moet Hennessy Louis Vuitton SE	1,551	1,120,683
Orange SA	6,440	76,699
Pernod Ricard SA	1,175	260,558
Publicis Groupe SA	1,081	66,465
Renault SA*	1,171	31,107
Safran SA	2,022	241,311
Sanofi	5,875	604,721
Sartorius Stedim Biotech	141	58,439
Schneider Electric SE	3,290	557,000
Societe Generale SA	4,045	110,086
Sodexo SA	376	30,875

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Efficient Core Fund (NTSI)

March 31, 2022

Investments	Shares	Value
Teleperformance	329	$126,767
Thales SA	423	53,631
TotalEnergies SE	13,820	707,795
Unibail-Rodamco-Westfield*	795	60,309
Valeo	1,454	27,106
Veolia Environnement SA	2,632	85,190
Vinci SA	2,959	306,154
Vivendi SE	4,465	58,821
Worldline SA*(a)	1,739	76,400

Total France		9,038,716

Germany - 7.4%
adidas AG	1,081	254,868
Allianz SE, Registered Shares	2,396	577,303
BASF SE	4,982	286,917
Bayer AG, Registered Shares	5,052	349,071
Bayerische Motoren Werke AG	1,457	127,421
Beiersdorf AG	517	54,763
Brenntag SE	705	57,529
Continental AG*	517	37,621
Covestro AG(a)	1,269	64,724
Daimler Truck Holding AG*	492	13,812
Delivery Hero SE*(a)	841	37,299
Deutsche Bank AG, Registered Shares*	10,340	132,420
Deutsche Boerse AG	1,128	204,576
Deutsche Post AG, Registered Shares	5,875	284,679
Deutsche Telekom AG, Registered Shares	15,228	286,886
Deutsche Wohnen SE, Bearer Shares	1,316	44,513
E.ON SE	8,225	96,476
Fresenius Medical Care AG & Co. KGaA	862	58,275
Fresenius SE & Co. KGaA	1,974	73,238
Hannover Rueck SE	189	32,458
HeidelbergCement AG	661	37,994
HelloFresh SE*	940	42,840
Infineon Technologies AG	11,377	392,227
Just Eat Takeaway.com NV*(a)	752	25,733
Knorr-Bremse AG	329	25,493
Mercedes-Benz Group AG, Registered Shares	4,136	293,649
Merck KGaA	846	178,706
MTU Aero Engines AG	329	77,129
Muenchener Rueckversicherungs - Gesellschaft AG in Muenchen, Registered Shares	752	203,321
Puma SE	564	48,596
RWE AG	4,273	187,940
SAP SE	6,298	708,596
Scout24 SE(a)	940	54,386
Siemens AG, Registered Shares	4,418	617,705
Siemens Energy AG*	2,491	57,428
Siemens Healthineers AG(a)	1,752	109,632
Symrise AG	611	73,999
Vonovia SE	3,191	150,220
Zalando SE*(a)	1,175	60,139

Total Germany		6,420,582

Hong Kong - 2.0%
AIA Group Ltd.	65,800	692,751
CK Asset Holdings Ltd.	15,500	106,284
Hang Seng Bank Ltd.	6,300	121,633
Hong Kong & China Gas Co. Ltd.	76,100	92,217
Hong Kong Exchanges & Clearing Ltd.	4,800	227,638
Link REIT	18,800	160,840
MTR Corp. Ltd.	13,000	70,300
Power Assets Holdings Ltd.	11,500	74,964
Techtronic Industries Co. Ltd.	10,000	162,040

Total Hong Kong		1,708,667

Ireland - 0.8%
CRH PLC	3,898	157,654
Experian PLC	5,452	211,834
Flutter Entertainment PLC*	1,031	120,450
Kerry Group PLC, Class A	607	68,281
Kingspan Group PLC	987	97,783
Smurfit Kappa Group PLC	661	29,749

Total Ireland		685,751

Israel - 0.4%
Bank Hapoalim BM	6,063	60,322
Bank Leumi Le-Israel BM	8,628	93,384
Check Point Software Technologies Ltd.*	493	68,162
Nice Ltd.*	472	103,666
Teva Pharmaceutical Industries Ltd., ADR*	269	2,526
Wix.com Ltd.*	270	28,204

Total Israel		356,264

Italy - 1.6%
Assicurazioni Generali SpA	5,360	123,868
Atlantia SpA*	2,631	55,328
Enel SpA	47,094	317,958
Eni SpA	13,162	194,687
Ferrari NV	752	166,255
FinecoBank Banca Fineco SpA	4,230	65,067
Intesa Sanpaolo SpA	74,166	171,932
Moncler SpA	1,269	71,642
Nexi SpA*(a)	4,089	47,771
Prysmian SpA	1,363	46,952
Snam SpA	2,632	15,322
Telecom Italia SpA	46,287	17,176
Terna - Rete Elettrica Nazionale	3,489	30,226
UniCredit SpA	10,246	112,349

Total Italy		1,436,533

Japan - 20.5%
Aeon Co. Ltd.	4,700	101,048
Ajinomoto Co., Inc.	4,700	134,562
Asahi Group Holdings Ltd.	4,700	172,743
Asahi Kasei Corp.	14,100	123,429
Astellas Pharma, Inc.	18,800	295,998

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Efficient Core Fund (NTSI)

March 31, 2022

Investments	Shares	Value
Bridgestone Corp.	4,700	$184,244
Canon, Inc.	9,400	231,796
Chugai Pharmaceutical Co. Ltd.	4,700	158,648
Dai-ichi Life Holdings, Inc.	9,400	193,537
Daiichi Sankyo Co. Ltd.	13,900	306,917
Daikin Industries Ltd.	300	55,390
Daiwa House Industry Co. Ltd.	3,900	102,854
FANUC Corp.	200	35,666
Hitachi Ltd.	4,700	238,727
Honda Motor Co. Ltd.	9,400	270,054
Hoya Corp.	300	34,678
ITOCHU Corp.	8,900	303,865
Japan Exchange Group, Inc.	4,700	88,521
Japan Post Holdings Co. Ltd.	23,500	173,944
Japan Tobacco, Inc.	9,400	161,668
Kao Corp.	4,700	194,583
KDDI Corp.	9,400	310,171
Keyence Corp.	900	424,511
Kirin Holdings Co. Ltd.	9,400	141,649
Komatsu Ltd.	9,400	227,923
Kubota Corp.	9,400	178,358
Kyowa Kirin Co. Ltd.	4,500	105,590
M3, Inc.	4,300	158,325
Marubeni Corp.	17,400	204,428
MINEBEA MITSUMI, Inc.	4,700	104,320
MISUMI Group, Inc.	4,700	141,920
Mitsubishi Chemical Holdings Corp.	23,500	158,203
Mitsubishi Corp.	9,400	356,329
Mitsubishi Electric Corp.	18,800	218,397
Mitsubishi Estate Co. Ltd.	14,100	211,311
Mitsubishi Heavy Industries Ltd.	4,000	132,482
Mitsubishi UFJ Financial Group, Inc.	94,000	588,821
Mitsui Fudosan Co. Ltd.	7,400	159,736
Mizuho Financial Group, Inc.	18,600	240,133
Murata Manufacturing Co. Ltd.	4,700	314,314
Nexon Co. Ltd.	3,900	94,210
Nidec Corp.	300	24,094
Nihon M&A Center Holdings, Inc.	4,700	66,875
Nintendo Co. Ltd.	400	203,238
Nippon Paint Holdings Co. Ltd.	9,100	81,122
Nippon Steel Corp.	9,400	168,135
Nippon Telegraph & Telephone Corp.	6,400	186,925
Nissan Motor Co. Ltd.*	37,600	169,699
Nomura Holdings, Inc.	42,300	179,551
Nomura Research Institute Ltd.	2,300	76,177
NTT Data Corp.	7,000	139,452
Odakyu Electric Railway Co. Ltd.	4,700	78,879
Olympus Corp.	9,400	181,146
Ono Pharmaceutical Co. Ltd.	3,100	78,308
Otsuka Holdings Co. Ltd.	3,400	118,548
Pan Pacific International Holdings Corp.	4,700	76,052
Panasonic Corp.	23,500	230,111
Rakuten Group, Inc.	14,100	112,335
Recruit Holdings Co. Ltd.	9,400	419,292
Renesas Electronics Corp.*	14,100	166,354
Resona Holdings, Inc.	37,600	162,358
Sekisui House Ltd.	9,400	183,624
Seven & I Holdings Co. Ltd.	4,700	225,097
Shimadzu Corp.	4,700	163,992
Shin-Etsu Chemical Co. Ltd.	1,200	185,771
Shiseido Co. Ltd.	100	5,123
SoftBank Corp.	23,500	276,482
SoftBank Group Corp.	9,400	430,522
Sompo Holdings, Inc.	4,700	208,368
Sony Group Corp.	8,700	912,470
Subaru Corp.	9,400	150,865
Sumitomo Chemical Co. Ltd.	28,200	130,574
Sumitomo Corp.	14,100	246,162
Sumitomo Electric Industries Ltd.	9,400	113,226
Sumitomo Mitsui Financial Group, Inc.	9,400	302,581
Sumitomo Mitsui Trust Holdings, Inc.	4,700	154,931
Sumitomo Realty & Development Co. Ltd.	4,700	131,232
Suzuki Motor Corp.	4,700	163,140
Takeda Pharmaceutical Co. Ltd.	9,400	270,906
Terumo Corp.	4,700	144,204
Tokio Marine Holdings, Inc.	2,900	170,309
Tokyo Electron Ltd.	600	312,667
Tokyo Gas Co. Ltd.	4,300	79,074
Toray Industries, Inc.	23,500	123,681
Toshiba Corp.	4,700	180,062
Toyota Motor Corp.	68,000	1,245,149
Unicharm Corp.	3,800	136,471
Yamato Holdings Co. Ltd.	4,700	88,792
Z Holdings Corp.	31,700	140,094

Total Japan		17,828,223

Luxembourg - 0.2%
ArcelorMittal SA	3,196	104,192
Eurofins Scientific SE	705	70,527

Total Luxembourg		174,719

Macau - 0.1%
Sands China Ltd.*	37,600	91,126

Netherlands - 3.8%
Adyen NV*(a)	94	189,202
Aegon NV	7,095	37,908
Akzo Nobel NV	893	77,719
Argenx SE*	329	103,413
ASM International NV	512	189,190
ASML Holding NV	2,428	1,647,924
EXOR NV	332	25,673
Heineken NV	1,222	117,719
ING Groep NV	19,361	204,886
Koninklijke Ahold Delhaize NV	4,700	152,256
Koninklijke DSM NV	893	161,459
Koninklijke KPN NV	16,826	58,842
Koninklijke Philips NV	4,982	153,714
QIAGEN NV*	893	44,245
Randstad NV	282	17,144
Wolters Kluwer NV	1,034	111,113

Total Netherlands		3,292,407

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Efficient Core Fund (NTSI)

March 31, 2022

Investments	Shares	Value
New Zealand - 0.1%
Xero Ltd.*	1,128	$87,037

Norway - 0.6%
DNB Bank ASA	4,087	93,528
Equinor ASA	5,593	211,848
Mowi ASA	2,585	70,360
Norsk Hydro ASA	7,473	73,585
Telenor ASA	1,880	27,252
Yara International ASA	661	33,413

Total Norway		509,986

Portugal - 0.1%
EDP - Energias de Portugal SA	19,505	96,900

Singapore - 0.9%
DBS Group Holdings Ltd.	14,100	373,298
Oversea-Chinese Banking Corp. Ltd.	18,800	171,976
Singapore Telecommunications Ltd.	60,100	117,238
United Overseas Bank Ltd.	4,700	111,201

Total Singapore		773,713

Spain - 2.0%
ACS Actividades de Construccion y Servicios SA	1,529	41,680
Aena SME SA*(a)	423	71,092
Amadeus IT Group SA*	2,773	182,593
Banco Bilbao Vizcaya Argentaria SA	34,968	202,706
Banco Santander SA	49,839	171,905
CaixaBank SA	14,805	50,687
Cellnex Telecom SA(a)	2,397	116,576
Endesa SA	1,081	23,785
Ferrovial SA	2,402	64,489
Grifols SA	1,081	19,822
Iberdrola SA	37,972	419,116
Industria de Diseno Textil SA	6,016	132,401
Repsol SA	7,613	101,004
Siemens Gamesa Renewable Energy SA*	2,115	37,593
Telefonica SA	23,587	115,172

Total Spain		1,750,621

Sweden - 2.5%
Alfa Laval AB	1,880	65,623
Assa Abloy AB, Class B	5,969	163,261
Atlas Copco AB, Class A	6,110	322,369
Boliden AB	1,456	74,695
Epiroc AB, Class A	6,533	141,744
EQT AB	1,457	58,174
Essity AB, Class B	2,632	62,754
Evolution AB(a)	987	102,530
H & M Hennes & Mauritz AB, Class B	4,794	64,908
Hexagon AB, Class B	15,572	221,815
Kinnevik AB, Class B*	1,786	47,432
Nibe Industrier AB, Class B	7,755	87,416
Sandvik AB	6,956	150,027
Skandinaviska Enskilda Banken AB, Class A	3,291	36,179
Skanska AB, Class B	893	20,257
SKF AB, Class B	2,350	38,820
Svenska Cellulosa AB SCA, Class B	3,619	71,239
Svenska Handelsbanken AB, Class A	4,421	41,224
Swedbank AB, Class A	2,443	36,962
Swedish Match AB	5,969	45,398
Telefonaktiebolaget LM Ericsson, Class B	15,159	140,376
Telia Co. AB	3,478	14,085
Volvo AB, Class B	9,024	171,002

Total Sweden		2,178,290

Switzerland - 10.6%
ABB Ltd., Registered Shares	12,220	400,628
Adecco Group AG, Registered Shares	608	27,756
Alcon, Inc.	2,914	233,373
Cie Financiere Richemont SA, Class A, Registered Shares	2,961	379,677
Credit Suisse Group AG, Registered Shares	10,285	82,034
Geberit AG, Registered Shares	282	175,344
Givaudan SA, Registered Shares	47	195,457
Glencore PLC*	56,259	370,367
Holcim Ltd., Registered Shares*	1,880	92,524
Julius Baer Group Ltd.	658	38,525
Kuehne + Nagel International AG, Registered Shares	376	107,499
Logitech International SA, Registered Shares	1,410	106,028
Lonza Group AG, Registered Shares	423	308,982
Nestle SA, Registered Shares	15,651	2,044,282
Novartis AG, Registered Shares	11,280	995,925
Partners Group Holding AG	141	176,738
Roche Holding AG	3,854	1,534,690
Schindler Holding AG, Participation Certificate	470	101,635
Sika AG, Registered Shares	893	298,297
Sonova Holding AG, Registered Shares	376	158,367
STMicroelectronics NV	6,298	277,426
Straumann Holding AG, Registered Shares	47	75,920
Swatch Group AG, Bearer Shares	235	67,340
Swiss Life Holding AG, Registered Shares	94	60,695
Swiss Re AG	1,222	117,015
Swisscom AG, Registered Shares	143	86,243
Temenos AG, Registered Shares	470	45,455
UBS Group AG, Registered Shares	15,463	304,891
Zurich Insurance Group AG	752	373,283

Total Switzerland		9,236,396

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Efficient Core Fund (NTSI)

March 31, 2022

Investments	Shares	Value
United Kingdom - 14.4%
Abrdn PLC	8,480	$23,994
Admiral Group PLC	1,034	34,893
Anglo American PLC	6,956	363,826
Antofagasta PLC	1,975	43,504
Ashtead Group PLC	2,726	173,465
Associated British Foods PLC	1,384	30,286
AstraZeneca PLC	7,270	969,840
Aviva PLC	18,397	109,510
BAE Systems PLC	15,698	148,278
Barclays PLC	95,551	186,572
Barratt Developments PLC	5,831	40,107
BP PLC	111,766	552,353
British American Tobacco PLC	11,959	503,000
BT Group PLC	52,828	126,731
Bunzl PLC	1,786	69,794
Burberry Group PLC	1,974	43,508
CK Hutchison Holdings Ltd.	22,500	165,344
CNH Industrial NV	6,533	104,636
Coca-Cola Europacific Partners PLC	752	36,555
Compass Group PLC	10,857	235,865
Croda International PLC	893	92,651
DCC PLC	446	34,799
Diageo PLC	12,972	659,870
Entain PLC*	3,807	82,380
Ferguson PLC	1,504	205,549
GlaxoSmithKline PLC	25,286	548,399
Halma PLC	4,183	138,239
HSBC Holdings PLC	102,862	711,567
Informa PLC*	9,024	71,503
InterContinental Hotels Group PLC	940	64,234
Intertek Group PLC	893	61,422
James Hardie Industries PLC	3,196	97,441
Johnson Matthey PLC	987	24,412
Kingfisher PLC	10,387	34,929
Legal & General Group PLC	35,627	127,591
Lloyds Banking Group PLC	362,182	224,390
London Stock Exchange Group PLC	1,949	204,420
Melrose Industries PLC	25,564	42,023
Mondi PLC	2,300	45,167
National Grid PLC	18,192	280,819
NatWest Group PLC	15,419	43,831
Next PLC	611	48,526
Ocado Group PLC*	3,055	47,102
Pearson PLC	3,854	38,088
Persimmon PLC	1,502	42,538
Prudential PLC	16,117	240,640
Reckitt Benckiser Group PLC	4,089	313,982
RELX PLC	10,152	318,527
Rentokil Initial PLC	9,071	62,822
Rio Tinto PLC	7,279	598,912
Rolls-Royce Holdings PLC*	52,687	70,133
Sage Group PLC	8,554	78,974
Segro PLC	4,414	78,196
Shell PLC	41,357	1,148,135
Smith & Nephew PLC	5,875	94,371
Smiths Group PLC	1,923	36,776
Spirax-Sarco Engineering PLC	423	69,813
SSE PLC	5,123	117,940
St. James’s Place PLC	3,337	63,642
Standard Chartered PLC	13,411	90,089
Taylor Wimpey PLC	18,142	31,220
Tesco PLC	36,704	133,381
Unilever PLC	14,852	675,622
United Utilities Group PLC	611	9,046
Vodafone Group PLC	145,415	239,020
Whitbread PLC*	1,175	44,200
WPP PLC	5,781	76,344

Total United Kingdom		12,525,736

United States - 0.2%
Stellantis NV	11,280	185,750

TOTAL COMMON STOCKS (Cost: $84,314,862)		78,226,949

PREFERRED STOCKS - 0.6%

Germany - 0.6%
Henkel AG & Co. KGaA	1,457	98,370
Porsche Automobil Holding SE	705	68,950
Sartorius AG	235	105,034
Volkswagen AG	1,222	213,467

TOTAL PREFERRED STOCKS (Cost: $612,960)		485,821

TOTAL INVESTMENTS IN SECURITIES - 90.5% (Cost: $84,927,822)		78,712,770
Other Assets less Liabilities - 9.5%		8,277,797

NET ASSETS - 100.0%		$86,990,567

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Efficient Core Fund (NTSI)

March 31, 2022

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	49	6/30/22	$10,384,172	$(120,187)
5 Year U.S. Treasury Note	90	6/30/22	10,321,875	(240,005)
10 Year U.S. Treasury Note	84	6/21/22	10,321,500	(269,656)
U.S. Treasury Long Bond	69	6/21/22	10,354,312	(275,936)
Ultra 10 Year U.S. Treasury Note	76	6/21/22	10,295,625	(315,280)

			$51,677,484	$(1,221,064)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$78,226,949	$—	$—	$78,226,949
Preferred Stocks	485,821	—	—	485,821

Total Investments in Securities	$78,712,770	$—	$—	$78,712,770

Liabilities:
Financial Derivative Instruments
Futures Contracts [1]	$(1,221,064)	$—	$—	$(1,221,064)

Total - Net	$77,491,706	$—	$—	$77,491,706

[1] Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Efficient Core Fund (NTSX)

March 31, 2022

Investments	Shares	Value
COMMON STOCKS - 91.7%

Argentina - 0.1%

Internet & Direct Marketing Retail - 0.1%
MercadoLibre, Inc.*	880	$1,046,742

China - 0.1%

Hotels, Restaurants & Leisure - 0.0%
Yum China Holdings, Inc.	8,275	343,744

Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	5,440	1,006,835

Total China		1,350,579

Ireland - 0.1%

Technology Hardware, Storage & Peripherals - 0.1%
Seagate Technology Holdings PLC	5,574	501,103

Russia - 0.0%

Interactive Media & Services - 0.0%
Yandex NV, Class A*†	6,719	0

South Korea - 0.0%

Internet & Direct Marketing Retail - 0.0%
Coupang, Inc.*	18,846	333,197

United Kingdom - 0.4%

Chemicals - 0.4%
Linde PLC	11,857	3,787,482

United States - 91.0%

Aerospace & Defense - 1.4%
Boeing Co.*	12,987	2,487,011
General Dynamics Corp.	5,070	1,222,783
Howmet Aerospace, Inc.	7,859	282,452
L3Harris Technologies, Inc.	4,639	1,152,652
Lockheed Martin Corp.	6,081	2,684,153
Northrop Grumman Corp.	3,390	1,516,076
Raytheon Technologies Corp.	31,894	3,159,739
TransDigm Group, Inc.*	978	637,206

Total Aerospace & Defense		13,142,072

Air Freight & Logistics - 0.5%
Expeditors International of Washington, Inc.	3,340	344,555
FedEx Corp.	5,388	1,246,729
United Parcel Service, Inc., Class B	16,572	3,554,031

Total Air Freight & Logistics		5,145,315

Airlines - 0.1%
Delta Air Lines, Inc.*	13,831	547,292
Southwest Airlines Co.*	11,181	512,090
United Airlines Holdings, Inc.*	5,905	273,756

Total Airlines		1,333,138

Auto Components - 0.1%
Aptiv PLC*	5,912	707,726

Automobiles - 2.5%
Ford Motor Co.	88,144	1,490,515
General Motors Co.*	28,003	1,224,851
Lucid Group, Inc.*(a)	11,821	300,253
Tesla, Inc.*	18,446	19,877,410

Total Automobiles		22,893,029

Banks - 3.5%
Bank of America Corp.	167,947	6,922,775
Citigroup, Inc.	43,360	2,315,424
Citizens Financial Group, Inc.	7,974	361,461
Fifth Third Bancorp	13,926	599,375
First Republic Bank	4,216	683,414
Huntington Bancshares, Inc.	28,581	417,854
JPMorgan Chase & Co.	67,599	9,215,096
KeyCorp	20,655	462,259
M&T Bank Corp.	2,662	451,209
PNC Financial Services Group, Inc.	9,546	1,760,760
Regions Financial Corp.	21,427	476,965
Signature Bank	927	272,065
SVB Financial Group*	1,216	680,291
Truist Financial Corp.	30,011	1,701,624
U.S. Bancorp	28,306	1,504,464
Wells Fargo & Co.	91,927	4,454,782

Total Banks		32,279,818

Beverages - 1.4%
Brown-Forman Corp., Class B	6,952	465,923
Coca-Cola Co.	84,833	5,259,646
Constellation Brands, Inc., Class A	2,989	688,427
Keurig Dr. Pepper, Inc.	18,500	701,150
Monster Beverage Corp.*	8,318	664,608
PepsiCo, Inc.	29,792	4,986,585

Total Beverages		12,766,339

Biotechnology - 1.8%
AbbVie, Inc.	38,247	6,200,221
Alnylam Pharmaceuticals, Inc.*	1,839	300,290
Amgen, Inc.	11,475	2,774,885
Biogen, Inc.*	2,694	567,356
Exact Sciences Corp.*	3,258	227,799
Gilead Sciences, Inc.	22,973	1,365,745
Horizon Therapeutics PLC*	4,630	487,122
Moderna, Inc.*	7,479	1,288,333
Novavax, Inc.*	1,353	99,649
Regeneron Pharmaceuticals, Inc.*	1,807	1,262,045
Seagen, Inc.*	3,538	509,649
Vertex Pharmaceuticals, Inc.*	4,988	1,301,718

Total Biotechnology		16,384,812

Building Products - 0.3%
Carrier Global Corp.	15,215	697,912
Johnson Controls International PLC	15,371	1,007,876
Masco Corp.	6,030	307,530

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Efficient Core Fund (NTSX)

March 31, 2022

Investments	Shares	Value
Trane Technologies PLC	5,377	$821,068

Total Building Products		2,834,386

Capital Markets - 2.8%
Ameriprise Financial, Inc.	2,286	686,623
Bank of New York Mellon Corp.	14,635	726,335
BlackRock, Inc.	3,157	2,412,485
Blackstone, Inc.	13,993	1,776,272
Charles Schwab Corp.	36,346	3,064,331
CME Group, Inc.	7,534	1,792,037
Coinbase Global, Inc., Class A*	3,215	610,400
FactSet Research Systems, Inc.	606	263,095
Goldman Sachs Group, Inc.	7,734	2,552,993
Intercontinental Exchange, Inc.	12,344	1,630,889
KKR & Co., Inc.	12,454	728,185
MarketAxess Holdings, Inc.	854	290,531
Moody’s Corp.	3,590	1,211,302
Morgan Stanley	30,542	2,669,371
MSCI, Inc.	1,896	953,461
Nasdaq, Inc.	2,272	404,870
Northern Trust Corp.	5,058	589,004
Raymond James Financial, Inc.	3,708	407,546
S&P Global, Inc.	5,371	2,203,077
State Street Corp.	8,373	729,456
T. Rowe Price Group, Inc.	5,025	759,730

Total Capital Markets		26,461,993

Chemicals - 1.0%
Air Products and Chemicals, Inc.	4,541	1,134,841
Albemarle Corp.	2,401	530,981
Celanese Corp.	2,682	383,177
Corteva, Inc.	16,563	952,041
Dow, Inc.	15,952	1,016,462
DuPont de Nemours, Inc.	12,295	904,666
Ecolab, Inc.	5,945	1,049,649
International Flavors & Fragrances, Inc.	4,913	645,224
LyondellBasell Industries NV, Class A	4,739	487,264
PPG Industries, Inc.	5,410	709,089
Sherwin-Williams Co.	5,583	1,393,629

Total Chemicals		9,207,023

Commercial Services & Supplies - 0.5%
Cintas Corp.	2,190	931,604
Copart, Inc.*	5,142	645,167
Republic Services, Inc.	4,439	588,168
Waste Connections, Inc.	4,889	682,993
Waste Management, Inc.	9,201	1,458,358

Total Commercial Services & Supplies		4,306,290

Communications Equipment - 0.7%
Arista Networks, Inc.*	5,226	726,310
Cisco Systems, Inc.	95,883	5,346,436
Motorola Solutions, Inc.	3,597	871,193

Total Communications Equipment		6,943,939

Construction & Engineering - 0.0%
Quanta Services, Inc.	2,632	346,398

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	1,362	524,220
Vulcan Materials Co.	2,850	523,545

Total Construction Materials		1,047,765

Consumer Finance - 0.6%
Ally Financial, Inc.	6,100	265,228
American Express Co.	14,739	2,756,193
Capital One Financial Corp.	9,769	1,282,572
Discover Financial Services	5,896	649,681
Synchrony Financial	11,579	403,065
Upstart Holdings, Inc.*	1,269	138,435

Total Consumer Finance		5,495,174

Containers & Packaging - 0.2%
Amcor PLC	30,947	350,630
Avery Dennison Corp.	1,422	247,385
Ball Corp.	6,332	569,880
Crown Holdings, Inc.	2,599	325,109
International Paper Co.	6,983	322,265

Total Containers & Packaging		1,815,269

Distributors - 0.1%
Genuine Parts Co.	2,829	356,511
LKQ Corp.	5,842	265,285
Pool Corp.	850	359,422

Total Distributors		981,218

Diversified Financial Services - 1.6%
Apollo Global Management, Inc.	8,479	525,613
Berkshire Hathaway, Inc., Class A*	8	4,231,368
Berkshire Hathaway, Inc., Class B*	27,520	9,712,083

Total Diversified Financial Services		14,469,064

Diversified Telecommunication Services - 0.9%
AT&T, Inc.	159,487	3,768,678
Verizon Communications, Inc.	89,132	4,540,384

Total Diversified Telecommunication Services		8,309,062

Electric Utilities - 1.5%
Alliant Energy Corp.	5,953	371,943
American Electric Power Co., Inc.	9,240	921,875
Duke Energy Corp.	16,923	1,889,622
Edison International	7,851	550,355
Entergy Corp.	4,661	544,172
Evergy, Inc.	4,980	340,333
Eversource Energy	6,841	603,308
Exelon Corp.	20,266	965,269
FirstEnergy Corp.	11,967	548,807
NextEra Energy, Inc.	43,670	3,699,286
PG&E Corp.*	29,346	350,391
PPL Corp.	17,839	509,482
Southern Co.	21,251	1,540,910

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Efficient Core Fund (NTSX)

March 31, 2022

Investments	Shares	Value
Xcel Energy, Inc.	10,236	$738,732

Total Electric Utilities		13,574,485

Electrical Equipment - 0.5%
AMETEK, Inc.	5,466	727,962
Eaton Corp. PLC	8,629	1,309,537
Emerson Electric Co.	11,528	1,130,321
Generac Holdings, Inc.*	1,274	378,709
Rockwell Automation, Inc.	2,663	745,720

Total Electrical Equipment		4,292,249

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	11,894	896,213
CDW Corp.	3,247	580,856
Cognex Corp.	3,161	243,871
Corning, Inc.	18,703	690,328
Keysight Technologies, Inc.*	3,723	588,122
TE Connectivity Ltd.	7,326	959,560
Teledyne Technologies, Inc.*	809	382,358
Trimble, Inc.*	4,732	341,366
Zebra Technologies Corp., Class A*	1,010	417,837

Total Electronic Equipment, Instruments & Components		5,100,511

Energy Equipment & Services - 0.3%
Baker Hughes Co.	12,873	468,706
Halliburton Co.	20,586	779,592
Schlumberger NV	31,220	1,289,698

Total Energy Equipment & Services		2,537,996

Entertainment - 1.4%
Activision Blizzard, Inc.	16,995	1,361,469
AMC Entertainment Holdings, Inc., Class A*	9,945	245,045
Electronic Arts, Inc.	5,145	650,894
Netflix, Inc.*	9,308	3,486,684
ROBLOX Corp., Class A*	5,835	269,810
Roku, Inc.*	2,300	288,121
Spotify Technology SA*	2,230	336,775
Take-Two Interactive Software, Inc.*	2,739	421,094
Walt Disney Co.*	41,210	5,652,363

Total Entertainment		12,712,255

Equity Real Estate Investment Trusts (REITs) - 2.4%
Alexandria Real Estate Equities, Inc.	2,738	551,022
American Tower Corp.	10,100	2,537,322
AvalonBay Communities, Inc.	2,846	706,861
Boston Properties, Inc.(a)	2,706	348,533
Camden Property Trust	1,698	282,208
Crown Castle International Corp.	9,534	1,759,976
Digital Realty Trust, Inc.	5,469	775,504
Duke Realty Corp.	8,777	509,593
Equinix, Inc.	1,908	1,415,011
Equity LifeStyle Properties, Inc.	3,163	241,906
Equity Residential	7,290	655,517
Essex Property Trust, Inc.	1,339	462,598
Extra Space Storage, Inc.	3,099	637,154
Healthpeak Properties, Inc.	12,088	414,981
Invitation Homes, Inc.	13,199	530,336
Kimco Realty Corp.	11,885	293,559
Mid-America Apartment Communities, Inc.	2,379	498,281
Prologis, Inc.	16,014	2,585,941
Public Storage	3,049	1,189,964
Realty Income Corp.	7,656	530,561
SBA Communications Corp.	2,252	774,913
Simon Property Group, Inc.	7,243	952,889
Sun Communities, Inc.	2,375	416,314
UDR, Inc.	5,083	291,612
Ventas, Inc.	7,691	474,996
VICI Properties, Inc.	14,577	414,861
W.P. Carey, Inc.	3,677	297,249
Welltower, Inc.	9,319	895,929
Weyerhaeuser Co.	16,188	613,525

Total Equity Real Estate Investment Trusts (REITs)		22,059,116

Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	10,066	5,796,506
Kroger Co.	15,290	877,187
Sysco Corp.	11,901	971,717
Walgreens Boots Alliance, Inc.	17,064	763,955
Walmart, Inc.	30,457	4,535,657

Total Food & Staples Retailing		12,945,022

Food Products - 0.7%
Archer-Daniels-Midland Co.	11,430	1,031,672
Conagra Brands, Inc.	10,053	337,479
General Mills, Inc.	12,863	871,082
Hershey Co.	3,105	672,636
Kellogg Co.	5,440	350,826
Kraft Heinz Co.	14,280	562,489
McCormick & Co., Inc., Non-Voting Shares	4,590	458,082
Mondelez International, Inc., Class A	28,649	1,798,584
Tyson Foods, Inc., Class A	6,068	543,875

Total Food Products		6,626,725

Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	38,124	4,512,357
ABIOMED, Inc.*	840	278,242
Align Technology, Inc.*	1,675	730,300
Baxter International, Inc.	10,159	787,729
Becton Dickinson and Co.	6,331	1,684,046
Boston Scientific Corp.*	30,800	1,364,132
Cooper Cos., Inc.	957	399,634
DexCom, Inc.*	1,854	948,507
Edwards Lifesciences Corp.*	13,696	1,612,293
Hologic, Inc.*	4,246	326,178
IDEXX Laboratories, Inc.*	1,838	1,005,496
Intuitive Surgical, Inc.*	7,293	2,200,152
Medtronic PLC	30,694	3,405,499
ResMed, Inc.	2,812	681,938
STERIS PLC	1,907	461,055
Stryker Corp.	7,681	2,053,515
Teleflex, Inc.	874	310,122

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Efficient Core Fund (NTSX)

March 31, 2022

Investments	Shares	Value
Zimmer Biomet Holdings, Inc.	4,706	$601,897

Total Health Care Equipment & Supplies		23,363,092

Health Care Providers & Services - 2.5%
AmerisourceBergen Corp.	3,697	571,963
Anthem, Inc.	5,203	2,555,818
Cardinal Health, Inc.	6,915	392,080
Centene Corp.*	10,720	902,517
Cigna Corp.	6,714	1,608,742
CVS Health Corp.	30,263	3,062,918
HCA Healthcare, Inc.	5,403	1,354,100
Humana, Inc.	2,622	1,141,016
Laboratory Corp. of America Holdings*	1,785	470,633
McKesson Corp.	3,564	1,091,047
Quest Diagnostics, Inc.	2,848	389,777
UnitedHealth Group, Inc.	19,596	9,993,372

Total Health Care Providers & Services		23,533,983

Health Care Technology - 0.2%
Cerner Corp.	7,285	681,584
Teladoc Health, Inc.*(a)	3,321	239,544
Veeva Systems, Inc., Class A*	2,834	602,112

Total Health Care Technology		1,523,240

Hotels, Restaurants & Leisure - 1.7%
Airbnb, Inc., Class A*	7,345	1,261,577
Booking Holdings, Inc.*	910	2,137,090
Caesars Entertainment, Inc.*	3,645	281,977
Carnival Corp.*	17,574	355,346
Chipotle Mexican Grill, Inc.*	488	772,031
Darden Restaurants, Inc.	2,377	316,022
Domino’s Pizza, Inc.	826	336,190
DraftKings, Inc., Class A*(a)	8,257	160,764
Expedia Group, Inc.*	3,078	602,272
Hilton Worldwide Holdings, Inc.*	5,821	883,279
Marriott International, Inc., Class A*	6,396	1,124,097
McDonald’s Corp.	15,963	3,947,331
MGM Resorts International	8,642	362,445
Royal Caribbean Cruises Ltd.*	4,547	380,948
Starbucks Corp.	26,995	2,455,735
Yum! Brands, Inc.	5,848	693,163

Total Hotels, Restaurants & Leisure		16,070,267

Household Durables - 0.2%
D.R. Horton, Inc.	7,384	550,182
Garmin Ltd.	3,167	375,638
Lennar Corp., Class A	5,474	444,324
NVR, Inc.*	47	209,962

Total Household Durables		1,580,106

Household Products - 1.2%
Church & Dwight Co., Inc.	4,703	467,384
Clorox Co.	2,826	392,899
Colgate-Palmolive Co.	19,147	1,451,917
Kimberly-Clark Corp.	6,954	856,455
Procter & Gamble Co.	53,022	8,101,761

Total Household Products		11,270,416

Industrial Conglomerates - 0.8%
3M Co.	13,288	1,978,317
General Electric Co.	19,302	1,766,133
Honeywell International, Inc.	15,325	2,981,939
Roper Technologies, Inc.	1,948	919,904

Total Industrial Conglomerates		7,646,293

Insurance - 1.7%
Aflac, Inc.	11,068	712,669
Allstate Corp.	6,359	880,785
American International Group, Inc.	16,973	1,065,395
Aon PLC, Class A	4,995	1,626,522
Arthur J. Gallagher & Co.	4,592	801,763
Chubb Ltd.	9,047	1,935,153
Cincinnati Financial Corp.	2,864	389,389
Hartford Financial Services Group, Inc.	5,750	412,908
Markel Corp.*	366	539,938
Marsh & McLennan Cos., Inc.	10,400	1,772,368
MetLife, Inc.	17,069	1,199,609
Principal Financial Group, Inc.	4,978	365,435
Progressive Corp.	11,939	1,360,927
Prudential Financial, Inc.	8,343	985,892
Travelers Cos., Inc.	4,677	854,628
Willis Towers Watson PLC	2,753	650,314

Total Insurance		15,553,695

Interactive Media & Services - 5.4%
Alphabet, Inc., Class A*	6,764	18,813,051
Alphabet, Inc., Class C*	6,351	17,738,280
Match Group, Inc.*	5,483	596,221
Meta Platforms, Inc., Class A*	51,141	11,371,713
Pinterest, Inc., Class A*	12,043	296,378
Snap, Inc., Class A*	24,270	873,477
Twitter, Inc.*	18,178	703,307

Total Interactive Media & Services		50,392,427

Internet & Direct Marketing Retail - 3.6%
Amazon.com, Inc.*	9,755	31,800,812
DoorDash, Inc., Class A*	4,040	473,448
eBay, Inc.	14,567	834,106
Etsy, Inc.*	2,706	336,302
Wayfair, Inc., Class A*(a)	1,037	114,879

Total Internet & Direct Marketing Retail		33,559,547

IT Services - 4.4%
Accenture PLC, Class A	15,058	5,078,009
Affirm Holdings, Inc.*(a)	3,570	165,220
Akamai Technologies, Inc.*	3,711	443,056
Automatic Data Processing, Inc.	9,711	2,209,641
Block, Inc.*	9,149	1,240,604
Broadridge Financial Solutions, Inc.	2,725	424,310
Cloudflare, Inc., Class A*	3,802	455,099

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Efficient Core Fund (NTSX)

March 31, 2022

Investments	Shares	Value
Cognizant Technology Solutions Corp., Class A	12,403	$1,112,177
EPAM Systems, Inc.*	1,266	375,508
Fidelity National Information Services, Inc.	13,631	1,368,825
Fiserv, Inc.*	12,596	1,277,234
FleetCor Technologies, Inc.*	1,724	429,380
Gartner, Inc.*	1,966	584,806
Global Payments, Inc.	5,888	805,714
International Business Machines Corp.	20,118	2,615,742
MasterCard, Inc., Class A	19,753	7,059,327
MongoDB, Inc.*	986	437,380
Okta, Inc.*	2,847	429,783
Paychex, Inc.	7,233	987,088
PayPal Holdings, Inc.*	26,644	3,081,379
Snowflake, Inc., Class A*	5,964	1,366,531
Twilio, Inc., Class A*	3,641	600,073
VeriSign, Inc.*	1,927	428,681
Visa, Inc., Class A	38,197	8,470,949

Total IT Services		41,446,516

Leisure Products - 0.0%
Peloton Interactive, Inc., Class A*	2,081	54,980

Life Sciences Tools & Services - 1.7%
Agilent Technologies, Inc.	6,264	828,915
Avantor, Inc.*	11,027	372,933
Bio-Rad Laboratories, Inc., Class A*	417	234,867
Bio-Techne Corp.	777	336,472
Charles River Laboratories International, Inc.*	951	270,055
Danaher Corp.	15,027	4,407,870
Illumina, Inc.*	2,739	957,007
IQVIA Holdings, Inc.*	4,240	980,330
Mettler-Toledo International, Inc.*	458	628,921
PerkinElmer, Inc.	1,898	331,125
Repligen Corp.*	907	170,598
Thermo Fisher Scientific, Inc.	8,792	5,192,995
Waters Corp.*	1,327	411,888
West Pharmaceutical Services, Inc.	1,399	574,583

Total Life Sciences Tools & Services		15,698,559

Machinery - 1.3%
Caterpillar, Inc.	12,431	2,769,875
Cummins, Inc.	3,244	665,377
Deere & Co.	5,802	2,410,499
Dover Corp.	3,263	511,965
Fortive Corp.	7,453	454,111
IDEX Corp.	1,438	275,708
Illinois Tool Works, Inc.	6,286	1,316,288
Ingersoll Rand, Inc.	6,520	328,282
Otis Worldwide Corp.	9,124	702,092
PACCAR, Inc.	6,595	580,822
Parker-Hannifin Corp.	3,090	876,818
Stanley Black & Decker, Inc.	3,581	500,588
Westinghouse Air Brake Technologies Corp.	4,090	393,335
Xylem, Inc.	3,779	322,198

Total Machinery		12,107,958

Media - 0.8%
Charter Communications, Inc., Class A*	2,720	1,483,814
Comcast Corp., Class A	103,992	4,868,906
Liberty Broadband Corp., Class C*	3,532	477,950
Omnicom Group, Inc.	4,683	397,493
Paramount Global, Class B	11,913	450,431

Total Media		7,678,594

Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	32,342	1,608,691
Newmont Corp.	16,127	1,281,290
Nucor Corp.	5,826	866,035

Total Metals & Mining		3,756,016

Multi-Utilities - 0.6%
Ameren Corp.	4,129	387,135
CenterPoint Energy, Inc.	10,168	311,548
CMS Energy Corp.	5,040	352,498
Consolidated Edison, Inc.	6,896	652,913
Dominion Energy, Inc.	15,921	1,352,807
DTE Energy Co.	3,611	477,410
Public Service Enterprise Group, Inc.	10,037	702,590
Sempra Energy	5,574	937,101
WEC Energy Group, Inc.	6,724	671,122

Total Multi-Utilities		5,845,124

Multiline Retail - 0.4%
Dollar General Corp.	4,737	1,054,598
Dollar Tree, Inc.*	5,503	881,306
Target Corp.	10,535	2,235,738

Total Multiline Retail		4,171,642

Oil, Gas & Consumable Fuels - 3.1%
Cheniere Energy, Inc.	6,105	846,458
Chevron Corp.	42,621	6,939,978
ConocoPhillips	29,310	2,931,000
Devon Energy Corp.	12,418	734,276
Diamondback Energy, Inc.	3,204	439,204
EOG Resources, Inc.	10,045	1,197,666
Exxon Mobil Corp.	96,102	7,937,064
Hess Corp.	5,965	638,494
Kinder Morgan, Inc.	38,779	733,311
Marathon Petroleum Corp.	13,111	1,120,991
Occidental Petroleum Corp.	19,695	1,117,494
ONEOK, Inc.	8,663	611,868
Phillips 66	8,775	758,072
Pioneer Natural Resources Co.	5,209	1,302,406
Valero Energy Corp.	9,221	936,300
Williams Cos., Inc.	27,603	922,216

Total Oil, Gas & Consumable Fuels		29,166,798

Personal Products - 0.1%
Estee Lauder Cos., Inc., Class A	5,096	1,387,743

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Efficient Core Fund (NTSX)

March 31, 2022

Investments	Shares	Value
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	50,839	$3,712,772
Catalent, Inc.*	2,842	315,178
Eli Lilly & Co.	18,045	5,167,547
Johnson & Johnson	58,922	10,442,746
Merck & Co., Inc.	56,530	4,638,286
Pfizer, Inc.	126,644	6,556,360
Royalty Pharma PLC, Class A	6,910	269,214
Viatris, Inc.	24,187	263,154
Zoetis, Inc.	10,932	2,061,666

Total Pharmaceuticals		33,426,923

Professional Services - 0.3%
CoStar Group, Inc.*	7,415	493,913
Equifax, Inc.	2,262	536,320
Jacobs Engineering Group, Inc.	3,134	431,897
Leidos Holdings, Inc.	2,650	286,253
TransUnion	3,380	349,289
Verisk Analytics, Inc.	3,378	725,020

Total Professional Services		2,822,692

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	7,326	670,476

Road & Rail - 1.1%
CSX Corp.	45,081	1,688,284
JB Hunt Transport Services, Inc.	1,463	293,756
Lyft, Inc. , Class A*	4,941	189,734
Norfolk Southern Corp.	5,431	1,549,030
Old Dominion Freight Line, Inc.	2,247	671,134
Uber Technologies, Inc.*	38,597	1,377,141
Union Pacific Corp.	14,868	4,062,086

Total Road & Rail		9,831,165

Semiconductors & Semiconductor Equipment - 5.2%
Advanced Micro Devices, Inc.*	35,153	3,843,629
Analog Devices, Inc.	11,965	1,976,379
Applied Materials, Inc.	19,678	2,593,560
Broadcom, Inc.	6,680	4,206,262
Enphase Energy, Inc.*	2,607	526,040
Entegris, Inc.	2,354	308,986
Intel Corp.	87,679	4,345,371
KLA Corp.	3,087	1,130,027
Lam Research Corp.	2,885	1,551,005
Marvell Technology, Inc.	13,098	939,258
Microchip Technology, Inc.	11,391	855,920
Micron Technology, Inc.	26,015	2,026,308
Monolithic Power Systems, Inc.	897	435,655
NVIDIA Corp.	51,090	13,940,417
ON Semiconductor Corp.*	7,953	497,937
Qorvo, Inc.*	2,229	276,619
QUALCOMM, Inc.	25,746	3,934,504
Skyworks Solutions, Inc.	3,614	481,674
Teradyne, Inc.	3,359	397,135
Texas Instruments, Inc.	21,045	3,861,337

Total Semiconductors & Semiconductor Equipment		48,128,023

Software - 9.0%
Adobe, Inc.*	10,632	4,844,152
ANSYS, Inc.*	1,836	583,205
Atlassian Corp. PLC, Class A*	2,419	710,775
Autodesk, Inc.*	4,757	1,019,663
Avalara, Inc.*	1,535	152,748
Bill.com Holdings, Inc.*	1,451	329,072
Cadence Design Systems, Inc.*	6,157	1,012,580
Coupa Software, Inc.*	1,359	138,115
Crowdstrike Holdings, Inc., Class A*	4,762	1,081,355
Datadog, Inc., Class A*	4,218	638,900
DocuSign, Inc.*	4,043	433,086
Dynatrace, Inc.*	3,860	181,806
Fortinet, Inc.*	2,866	979,427
HubSpot, Inc.*	876	416,047
Intuit, Inc.	5,567	2,676,836
Microsoft Corp.	166,788	51,422,408
Oracle Corp.	36,226	2,996,977
Palantir Technologies, Inc., Class A*	35,295	484,600
Palo Alto Networks, Inc.*(a)	2,284	1,421,813
Paycom Software, Inc.*	1,033	357,811
RingCentral, Inc., Class A*	1,437	168,431
salesforce.com, Inc.*	20,401	4,331,540
ServiceNow, Inc.*	4,095	2,280,465
Splunk, Inc.*	3,375	501,559
SS&C Technologies Holdings, Inc.	5,626	422,063
Synopsys, Inc.*	3,124	1,041,136
Trade Desk, Inc., Class A*	8,774	607,600
Tyler Technologies, Inc.*	857	381,271
Unity Software, Inc.*	2,144	212,706
Workday, Inc., Class A*	3,981	953,290
Zendesk, Inc.*	2,212	266,081
Zoom Video Communications, Inc., Class A*	4,609	540,313
Zscaler, Inc.*	1,771	427,307

Total Software		84,015,138

Specialty Retail - 1.9%
Advance Auto Parts, Inc.	1,073	222,068
AutoZone, Inc.*	445	909,838
Bath & Body Works, Inc.	5,352	255,826
Best Buy Co., Inc.	5,057	459,681
Burlington Stores, Inc.*	1,301	237,003
CarMax, Inc.*	3,313	319,638
Carvana Co.*	1,300	155,077
Home Depot, Inc.	23,645	7,077,658
Lowe’s Cos., Inc.	16,073	3,249,800
O’Reilly Automotive, Inc.*	1,685	1,154,158
Ross Stores, Inc.	7,228	653,845
TJX Cos., Inc.	26,266	1,591,194
Tractor Supply Co.	2,666	622,164
Ulta Beauty, Inc.*	1,053	419,326

Total Specialty Retail		17,327,276

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Efficient Core Fund (NTSX)

March 31, 2022

Investments	Shares	Value
Technology Hardware, Storage & Peripherals - 6.8%
Apple, Inc.	350,696	$61,235,029
Dell Technologies, Inc., Class C*	6,579	330,200
Hewlett Packard Enterprise Co.	28,574	477,471
HP, Inc.	25,892	939,880
NetApp, Inc.	3,210	266,430
Western Digital Corp.*	7,353	365,076

Total Technology Hardware, Storage & Peripherals		63,614,086

Textiles, Apparel & Luxury Goods - 0.5%
lululemon athletica, Inc.*	2,294	837,838
NIKE, Inc., Class B	27,734	3,731,887
VF Corp.	7,254	412,462

Total Textiles, Apparel & Luxury Goods		4,982,187

Tobacco - 0.6%
Altria Group, Inc.	37,944	1,982,574
Philip Morris International, Inc.	33,857	3,180,527

Total Tobacco		5,163,101

Trading Companies & Distributors - 0.2%
Fastenal Co.	11,658	692,485
United Rentals, Inc.*	1,716	609,540
W.W. Grainger, Inc.	997	514,243

Total Trading Companies & Distributors		1,816,268

Water Utilities - 0.1%
American Water Works Co., Inc.	4,027	666,589

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.*	14,602	1,874,167

Total United States		846,863,276

TOTAL COMMON STOCKS (Cost: $753,773,219)		853,882,379

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%

United States - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.25%(b) (Cost: $611,931)	611,931	611,931

TOTAL INVESTMENTS IN SECURITIES - 91.8% (Cost: $754,385,150)		854,494,310
Other Assets less Liabilities - 8.2%		76,668,204

NET ASSETS - 100.0%		$931,162,514

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)

Security, or portion thereof, was on loan at March 31, 2022. At March 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,366,738 and the total market value of the collateral held by the Fund was $2,431,695. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $1,819,764.

(b)	Rate shown represents annualized 7-day yield as of March 31, 2022.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Efficient Core Fund (NTSX)

March 31, 2022

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	511	6/30/22	$108,292,079	$(1,402,429)
5 Year U.S. Treasury Note	940	6/30/22	107,806,250	(2,787,429)
10 Year U.S. Treasury Note	877	6/21/22	107,761,375	(3,256,375)
U.S. Treasury Long Bond	723	6/21/22	108,495,187	(3,489,755)
Ultra 10 Year U.S. Treasury Note	798	6/21/22	108,104,063	(3,714,446)

			$540,458,954	$(14,650,434)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total

Assets:
Investments in Securities
Common Stocks
Interactive Media & Services	$50,392,427	$—	$0	*	$50,392,427
Other	803,489,952	—	—		803,489,952
Investment of Cash Collateral for Securities Loaned	—	611,931	—		611,931

Total Investments in Securities	$853,882,379	$611,931	$0		$854,494,310

Liabilities:
Financial Derivative Instruments
Futures Contracts [1]	$(14,650,434)	$—	$—		$(14,650,434)

Total - Net	$839,231,945	$611,931	$0		$839,843,876

*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stocks Russia
Balance as of June 30, 2021	$—
Realized gain (loss)	9,787
Change in unrealized appreciation (depreciation)	(489,799)
Purchases	249,731
Sales	(46,281)
Transfers into Level 3(1)	276,562
Transfers out of Level 3	—

Balance as of March 31, 2022	$0

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2022 is:	$(489,799)

(1)	Transferred into Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Artificial Intelligence and Innovation Fund (WTAI)

March 31, 2022

Investments	Shares	Value
COMMON STOCKS - 99.9%

Australia - 3.6%

IT Services - 1.2%
Appen Ltd.	2,376	$12,347

Software - 2.4%
BrainChip Holdings Ltd.*	32,750	23,733

Total Australia		36,080

Canada - 3.5%

Machinery - 1.8%
ATS Automation Tooling Systems, Inc.*	500	18,054

Software - 1.7%
Kinaxis, Inc.*	128	16,767

Total Canada		34,821

China - 7.6%

Auto Components - 1.0%
Nexteer Automotive Group Ltd.	16,000	10,215

Automobiles - 0.9%
NIO, Inc., ADR*	439	9,241

Interactive Media & Services - 2.1%
Baidu, Inc., ADR*	87	11,510
Tencent Holdings Ltd.	200	9,557

Total Interactive Media & Services		21,067

Internet & Direct Marketing Retail - 0.9%
Alibaba Group Holding Ltd., ADR*	83	9,030
JD.com, Inc., Class A*	9	269

Total Internet & Direct Marketing Retail		9,299

Semiconductors & Semiconductor Equipment - 1.7%
NXP Semiconductors NV	90	16,657

Technology Hardware, Storage & Peripherals - 1.0%
Xiaomi Corp., Class B*(a)	5,800	10,324

Total China		76,803

Germany - 1.2%

Auto Components - 1.2%
Continental AG*	174	12,662

Israel - 1.3%

Health Care Equipment & Supplies - 0.5%
Nano-X Imaging Ltd.*	508	5,507

Technology Hardware, Storage & Peripherals - 0.8%
Nano Dimension Ltd., ADR*	2,234	7,953

Total Israel		13,460

Italy - 0.5%

Software - 0.5%
Kaleyra, Inc.*	864	5,167

Japan - 10.5%

Auto Components - 1.9%
Denso Corp.	300	19,428

Commercial Services & Supplies - 0.4%
MetaReal Corp.	500	4,148

Electronic Equipment, Instruments & Components - 1.4%
Omron Corp.	200	13,535

IT Services - 1.0%
Neural Pocket, Inc.*	800	10,328

Machinery - 1.8%
FANUC Corp.	100	17,833

Software - 3.1%
AI inside, Inc.*	300	13,050
PKSHA Technology, Inc.*	1,100	18,570

Total Software		31,620

Wireless Telecommunication Services - 0.9%
SoftBank Group Corp.	200	9,160

Total Japan		106,052

Netherlands - 1.5%

Semiconductors & Semiconductor Equipment - 1.5%
ASML Holding NV, Registered shares	22	14,694

South Korea - 5.7%

Semiconductors & Semiconductor Equipment - 2.2%
SK Hynix, Inc.	229	22,294

Software - 1.5%
Alchera, Inc.*	687	15,276

Technology Hardware, Storage & Peripherals - 2.0%
Samsung Electronics Co. Ltd.	344	19,754

Total South Korea		57,324

Sweden - 2.2%

Electronic Equipment, Instruments & Components - 2.2%
Hexagon AB, Class B	1,226	17,464
Smart Eye AB*	349	4,718

Total Electronic Equipment, Instruments & Components		22,182

Switzerland - 1.8%

Semiconductors & Semiconductor Equipment - 1.8%
STMicroelectronics NV	411	18,104

Taiwan - 7.6%

Semiconductors & Semiconductor Equipment - 7.6%
Alchip Technologies Ltd.	500	19,196
Macronix International Co. Ltd.	15,000	20,994
Nanya Technology Corp.	8,000	19,322

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Artificial Intelligence and Innovation Fund (WTAI)

March 31, 2022

Investments	Shares	Value
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	164	$17,098

Total Semiconductors & Semiconductor Equipment		76,610

United Kingdom - 1.5%

Software - 1.5%
Darktrace PLC*	2,548	15,097

United States - 51.4%

Auto Components - 1.8%
Luminar Technologies, Inc.*	1,171	18,303

Automobiles - 1.7%
Tesla, Inc.*	16	17,242

Biotechnology - 0.5%
Recursion Pharmaceuticals, Inc., Class A*	732	5,241

Consumer Finance - 0.5%
Upstart Holdings, Inc.*	44	4,800

Electrical Equipment - 0.6%
Stem, Inc.*	568	6,254

Electronic Equipment, Instruments & Components - 3.6%
Cognex Corp.	218	16,819
FARO Technologies, Inc.*	219	11,370
Velodyne Lidar, Inc.*	3,060	7,834

Total Electronic Equipment, Instruments & Components		36,023

Health Care Equipment & Supplies - 0.7%
Stereotaxis, Inc.*	1,751	6,531

Insurance - 0.5%
Lemonade, Inc.*	201	5,300

Interactive Media & Services - 1.4%
Alphabet, Inc., Class A*	5	13,907

Internet & Direct Marketing Retail - 1.7%
Amazon.com, Inc.*	4	13,040
Remark Holdings, Inc.*	4,628	3,787

Total Internet & Direct Marketing Retail		16,827

IT Services - 2.0%
Grid Dynamics Holdings, Inc.*	680	9,574
Twilio, Inc., Class A*	64	10,548

Total IT Services		20,122

Life Sciences Tools & Services - 1.1%
Illumina, Inc.*	32	11,181

Semiconductors & Semiconductor Equipment - 15.8%
Advanced Micro Devices, Inc.*	144	15,745
Analog Devices, Inc.	111	18,335
Ceva, Inc.*	416	16,910
Lattice Semiconductor Corp.*	243	14,811
Marvell Technology, Inc.	276	19,792
NVIDIA Corp.	66	18,009
ON Semiconductor Corp.*	331	20,724
QUALCOMM, Inc.	125	19,102
Teradyne, Inc.	136	16,079

Total Semiconductors & Semiconductor Equipment		159,507

Software - 17.8%
Appian Corp.*	193	11,738
Autodesk, Inc.*	44	9,431
C3.ai, Inc., Class A*	412	9,352
Cadence Design Systems, Inc.*	109	17,926
Cerence, Inc.*	182	6,570
Crowdstrike Holdings, Inc., Class A*	71	16,123
Dynatrace, Inc.*	256	12,058
Microsoft Corp.	40	12,333
Pegasystems, Inc.	163	13,146
PROS Holdings, Inc.*	653	21,752
Synopsys, Inc.*	58	19,330
UiPath, Inc., Class A*	346	7,470
Veritone, Inc.*	629	11,498
Yext, Inc.*	1,561	10,755

Total Software		179,482

Technology Hardware, Storage & Peripherals - 1.7%
Apple, Inc.	95	16,588

Total United States		517,308

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $1,248,330)		1,006,364
Other Assets less Liabilities - 0.1%		821

NET ASSETS - 100.0%		$1,007,185

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Artificial Intelligence and Innovation Fund (WTAI)

March 31, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund’s investments:
	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,006,364	$—	$—	$1,006,364

Total - Net	$1,006,364	$—	$—	$1,006,364

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Battery Value Chain and Innovation Fund (WBAT)

March 31, 2022

Investments	Shares	Value
COMMON STOCKS - 99.5%

Australia - 6.7%

Metals & Mining - 6.7%
IGO Ltd.	2,088	$22,046
Mineral Resources Ltd.	2,443	96,700
Western Areas Ltd.*	6,536	17,817

Total Metals & Mining		136,563

Belgium - 3.3%

Chemicals - 3.3%
Umicore SA	1,554	68,056

Brazil - 0.6%

Metals & Mining - 0.6%
Vale SA	551	11,085

Canada - 1.3%

Electrical Equipment - 1.0%
Ballard Power Systems, Inc.*	1,814	21,115

Metals & Mining - 0.3%
Lundin Mining Corp.	612	6,208

Total Canada		27,323

Chile - 2.3%

Chemicals - 2.3%
Sociedad Quimica y Minera de Chile SA, ADR	556	47,594

China - 22.6%

Automobiles - 0.5%
BYD Co. Ltd., Class A	300	10,860

Chemicals - 6.0%
Beijing Easpring Material Technology Co. Ltd., Class A	1,700	20,138
Guangzhou Tinci Materials Technology Co. Ltd., Class A	2,500	37,019
Shenzhen Capchem Technology Co. Ltd., Class A	2,800	35,970
Sichuan Yahua Industrial Group Co. Ltd., Class A	6,200	28,187

Total Chemicals		121,314

Electrical Equipment - 7.6%
Contemporary Amperex Technology Co. Ltd., Class A	800	64,561
East Group Co. Ltd., Class A	3,900	4,792
Gotion High-tech Co. Ltd., Class A*	2,000	10,841
NARI Technology Co. Ltd., Class A	4,900	24,307
Qingdao TGOOD Electric Co. Ltd., Class A	9,300	27,366
Sungrow Power Supply Co. Ltd., Class A	900	15,207
Zhejiang Narada Power Source Co. Ltd., Class A	4,000	7,920

Total Electrical Equipment		154,994

Independent Power & Renewable Electricity Producers - 0.2%
China Resources Power Holdings Co. Ltd.	2,000	3,764

Metals & Mining - 7.4%
China Molybdenum Co. Ltd., Class H	21,000	10,967
Ganfeng Lithium Co. Ltd., Class A	2,300	45,525
GEM Co. Ltd., Class A	37,100	48,975
Nanjing Hanrui Cobalt Co. Ltd., Class A	1,700	16,962
Xiamen Tungsten Co. Ltd., Class A	6,100	17,787
Zhejiang Huayou Cobalt Co. Ltd., Class A	700	10,784

Total Metals & Mining		151,000

Pharmaceuticals - 0.7%
Zhejiang NHU Co. Ltd., Class A	2,900	14,473

Semiconductors & Semiconductor Equipment - 0.2%
NXP Semiconductors NV	24	4,442

Total China		460,847

Finland - 0.7%

Machinery - 0.7%
Wartsila Oyj Abp	1,555	14,371

France - 1.5%

Electric Utilities - 1.1%
Electricite de France SA	2,261	21,469

Electrical Equipment - 0.2%
Schneider Electric SE	26	4,402

Machinery - 0.2%
Alstom SA	208	4,922

Total France		30,793

Germany - 4.3%

Automobiles - 0.7%
Bayerische Motoren Werke AG	173	15,129

Industrial Conglomerates - 1.2%
Siemens AG, Registered Shares	176	24,607

Multi-Utilities - 2.2%
E.ON SE	3,758	44,080

Semiconductors & Semiconductor Equipment - 0.2%
Infineon Technologies AG	98	3,379

Total Germany		87,195

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Battery Value Chain and Innovation Fund (WBAT)

March 31, 2022

Investments	Shares	Value
Hong Kong - 0.3%

Independent Power & Renewable Electricity Producers - 0.3%
Concord New Energy Group Ltd.	60,000	$5,593

Indonesia - 3.2%

Metals & Mining - 3.2%
Vale Indonesia Tbk PT	140,400	65,496

Japan - 11.2%

Auto Components - 0.3%
Denso Corp.	100	6,476

Chemicals - 0.6%
Mitsubishi Chemical Holdings Corp.	1,800	12,118

Electrical Equipment - 2.4%
GS Yuasa Corp.	1,200	23,145
Mitsubishi Electric Corp.	300	3,485
Nidec Corp.	100	8,031
Nippon Carbon Co. Ltd.	400	13,808

Total Electrical Equipment		48,469

Electronic Equipment, Instruments & Components - 3.9%
Iriso Electronics Co. Ltd.	100	2,751
TDK Corp.	2,100	77,166

Total Electronic Equipment, Instruments & Components		79,917

Household Durables - 0.2%
Panasonic Corp.	400	3,917

IT Services - 0.2%
NEC Corp.	100	4,243

Machinery - 0.8%
Mitsubishi Heavy Industries Ltd.	500	16,560

Metals & Mining - 1.7%
Nippon Denko Co. Ltd.	8,900	24,858
Sumitomo Metal Mining Co. Ltd.	200	10,155

Total Metals & Mining		35,013

Oil, Gas & Consumable Fuels - 1.1%
Iwatani Corp.	500	21,298

Total Japan		228,011

Netherlands - 2.6%

Electrical Equipment - 2.6%
Alfen Beheer BV*(a)	523	53,711

Norway - 1.6%

Electrical Equipment - 1.6%
NEL ASA*	19,319	33,030

Russia - 0.0%

Metals & Mining - 0.0%
MMC Norilsk Nickel PJSC, ADR†	342	0

South Africa - 0.5%

Metals & Mining - 0.5%
African Rainbow Minerals Ltd.	518	10,144

South Korea - 3.3%

Chemicals - 1.5%
LG Chem Ltd.	39	17,118
Soulbrain Co. Ltd.	70	14,138

Total Chemicals		31,256

Construction Materials - 0.3%
POSCO Chemical Co. Ltd.	58	5,766

Electrical Equipment - 1.1%
Ecopro BM Co. Ltd.	69	22,640

Electronic Equipment, Instruments & Components - 0.4%
Samsung SDI Co. Ltd.	16	7,868

Total South Korea		67,530

Switzerland - 1.0%

Electrical Equipment - 1.0%
ABB Ltd., Registered Shares	604	19,802

Taiwan - 4.1%

Electronic Equipment, Instruments & Components - 4.1%
Hon Hai Precision Industry Co. Ltd.	2,000	7,399
Simplo Technology Co. Ltd.	7,000	75,860

Total Electronic Equipment, Instruments & Components		83,259

United Kingdom - 2.5%

Chemicals - 0.6%
Johnson Matthey PLC	478	11,823

Electrical Equipment - 1.9%
AFC Energy PLC*	21,562	11,554
Ceres Power Holdings PLC*	2,798	27,188

Total Electrical Equipment		38,742

Total United Kingdom		50,565

United States - 25.9%

Aerospace & Defense - 2.2%
Lockheed Martin Corp.	101	44,581

Automobiles - 1.4%
General Motors Co.*	103	4,506
Tesla, Inc.*	22	23,707

Total Automobiles		28,213

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Battery Value Chain and Innovation Fund (WBAT)

March 31, 2022

Investments	Shares	Value
Chemicals - 2.2%
Albemarle Corp.	203	$44,894

Electrical Equipment - 9.1%
Blink Charging Co.*	2,087	55,222
Eaton Corp. PLC	30	4,553
EnerSys	880	65,622
FuelCell Energy, Inc.*	2,948	16,980
GrafTech International Ltd.	1,515	14,574
Plug Power, Inc.*	1,023	29,268

Total Electrical Equipment		186,219

Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp., Class A	60	4,521

Industrial Conglomerates - 0.9%
3M Co.	27	4,020
General Electric Co.	151	13,816

Total Industrial Conglomerates		17,836

Machinery - 4.2%
Caterpillar, Inc.	239	53,254
ITT, Inc.	95	7,145
Nikola Corp.*	2,368	25,361

Total Machinery		85,760

Road & Rail - 0.8%
Uber Technologies, Inc.*	443	15,806

Semiconductors & Semiconductor Equipment - 3.9%
QUALCOMM, Inc.	223	34,079
SolarEdge Technologies, Inc.*	111	35,783
Texas Instruments, Inc.	52	9,541

Total Semiconductors & Semiconductor Equipment		79,403

Software - 1.0%
C3.ai, Inc., Class A*	869	19,726

Total United States		526,959

TOTAL INVESTMENTS IN SECURITIES - 99.5% (Cost: $1,993,739)		2,027,927
Other Assets less Liabilities - 0.5%		10,009

NET ASSETS - 100.0%		$2,037,936

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Battery Value Chain and Innovation Fund (WBAT)

March 31, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Metals & Mining	$415,509	$—	$0	*	$415,509
Other	1,612,418	—	—		1,612,418

Total - Net	$2,027,927	$—	$0		$2,027,927

*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree BioRevolution Fund (WDNA)

March 31, 2022

Investments	Shares	Value
COMMON STOCKS - 99.8%

Denmark - 3.5%

Biotechnology - 1.1%
Genmab A/S, ADR*	1,390	$50,290

Chemicals - 2.4%
Chr Hansen Holding A/S	573	42,572
Novozymes A/S, Class B	987	68,356

Total Chemicals		110,928

Total Denmark		161,218

Germany - 5.3%

Biotechnology - 1.4%
BioNTech SE, ADR*	315	53,726
CureVac NV*	559	10,962

Total Biotechnology		64,688

Life Sciences Tools & Services - 0.9%
Evotec SE*	1,370	41,767

Oil, Gas & Consumable Fuels - 1.8%
VERBIO Vereinigte BioEnergie AG	1,079	84,158

Pharmaceuticals - 1.2%
Bayer AG, Registered Shares	780	53,895

Total Germany		244,508

Japan - 2.6%

Biotechnology - 1.2%
Takara Bio, Inc.	3,000	55,390

Pharmaceuticals - 1.4%
Takeda Pharmaceutical Co. Ltd.	2,200	63,404

Total Japan		118,794

Netherlands - 0.4%

Biotechnology - 0.4%
uniQure NV*	1,036	18,721

Sweden - 1.3%

Biotechnology - 0.9%
Vitrolife AB	1,330	44,469

Life Sciences Tools & Services - 0.4%
BICO Group AB, Class B*	960	17,193

Total Sweden		61,662

Switzerland - 1.5%

Biotechnology - 0.4%
CRISPR Therapeutics AG*	296	18,580

Pharmaceuticals - 1.1%
Novartis AG, Registered Shares	591	52,180

Total Switzerland		70,760

United Kingdom - 5.1%

Biotechnology - 0.8%
Genus PLC	990	36,784

Pharmaceuticals - 4.3%
AstraZeneca PLC, ADR	1,847	122,530
GlaxoSmithKline PLC	3,634	78,814

Total Pharmaceuticals		201,344

Total United Kingdom		238,128

United States - 80.1%

Biotechnology - 36.5%
2seventy bio, Inc.*	562	9,588
Agenus, Inc.*	15,137	37,237
Agios Pharmaceuticals, Inc.*	942	27,422
Allogene Therapeutics, Inc.*	3,076	28,022
Alnylam Pharmaceuticals, Inc.*	342	55,845
Amgen, Inc.	295	71,337
Amicus Therapeutics, Inc.*	4,186	39,641
Arcturus Therapeutics Holdings, Inc.*	1,030	27,769
Arrowhead Pharmaceuticals, Inc.*	464	21,339
Beam Therapeutics, Inc.*	453	25,957
Biogen, Inc.*	253	53,282
BioMarin Pharmaceutical, Inc.*	631	48,650
Bluebird Bio, Inc.*	1,626	7,886
Blueprint Medicines Corp.*	625	39,925
Bridgebio Pharma, Inc.*	965	9,795
Editas Medicine, Inc.*	802	15,254
Epizyme, Inc.*	4,428	5,092
Exact Sciences Corp.*	390	27,269
Fate Therapeutics, Inc.*	427	16,555
Generation Bio Co.*	1,465	10,753
Geron Corp.*	27,644	37,596
Gilead Sciences, Inc.	1,100	65,395
Gossamer Bio, Inc.*	5,473	47,506
Homology Medicines, Inc.*	5,931	18,030
Inovio Pharmaceuticals, Inc.*	7,937	28,494
Intellia Therapeutics, Inc.*	240	17,441
Ionis Pharmaceuticals, Inc.*	850	31,484
Iovance Biotherapeutics, Inc.*	1,105	18,398
MacroGenics, Inc.*	1,424	12,545
Mirati Therapeutics, Inc.*	217	17,842
Moderna, Inc.*	244	42,032
Myriad Genetics, Inc.*	1,763	44,428
Natera, Inc.*	455	18,509
Novavax, Inc.*	181	13,331
Passage Bio, Inc.*	2,709	8,398
Precigen, Inc.*	6,513	13,742
Precision BioSciences, Inc.*	6,031	18,576
Regeneron Pharmaceuticals, Inc.*	116	81,017
REGENXBIO, Inc.*	1,952	64,787
Rocket Pharmaceuticals, Inc.*	755	11,974
Sana Biotechnology, Inc.*	3,182	26,283
Sangamo Therapeutics, Inc.*	4,400	25,564

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree BioRevolution Fund (WDNA)

March 31, 2022

Investments	Shares	Value
Sarepta Therapeutics, Inc.*	664	$51,872
Seagen, Inc.*	384	55,315
Sorrento Therapeutics, Inc.*	4,757	11,084
Stoke Therapeutics, Inc.*	1,706	35,911
Turning Point Therapeutics, Inc.*	599	16,083
Twist Bioscience Corp.*	271	13,382
Ultragenyx Pharmaceutical, Inc.*	496	36,020
Vaxart, Inc.*	4,209	21,213
VBI Vaccines, Inc.*	11,085	18,401
Veracyte, Inc.*	1,506	41,520
Vericel Corp.*	846	32,334
Vertex Pharmaceuticals, Inc.*	325	84,815
Verve Therapeutics, Inc.*	1,423	32,473

Total Biotechnology		1,692,413

Chemicals - 6.1%
Amyris, Inc.*	4,037	17,601
Corteva, Inc.	1,348	77,483
Dow, Inc.	1,040	66,269
DuPont de Nemours, Inc.	631	46,429
FMC Corp.	581	76,442

Total Chemicals		284,224

Food Products - 5.4%
Archer-Daniels-Midland Co.	1,013	91,433
Beyond Meat, Inc.*	393	18,986
Darling Ingredients, Inc.*	975	78,370
Tyson Foods, Inc., Class A	668	59,873

Total Food Products		248,662

Health Care Providers & Services - 1.7%
Invitae Corp.*	1,563	12,457
Laboratory Corp. of America Holdings*	257	67,761

Total Health Care Providers & Services		80,218

Life Sciences Tools & Services - 16.5%
10X Genomics, Inc., Class A*	242	18,409
Agilent Technologies, Inc.	523	69,209
Berkeley Lights, Inc.*	3,399	24,167
Bio-Rad Laboratories, Inc., Class A*	82	46,185
Bio-Techne Corp.	158	68,420
Codexis, Inc.*	899	18,537
Danaher Corp.	271	79,492
Illumina, Inc.*	168	58,699
NanoString Technologies, Inc.*	726	25,229
NeoGenomics, Inc.*	1,559	18,942
Pacific Biosciences of California, Inc.*	1,043	9,491
PerkinElmer, Inc.	531	92,638
Personalis, Inc.*	2,146	17,576
QIAGEN NV*	1,422	69,678
Repligen Corp.*	356	66,960
Thermo Fisher Scientific, Inc.	143	84,463

Total Life Sciences Tools & Services		768,095

Oil, Gas & Consumable Fuels - 3.5%
Alto Ingredients, Inc.*	8,384	57,179
Green Plains, Inc.*	1,682	52,159
Renewable Energy Group, Inc.*	897	54,403

Total Oil, Gas & Consumable Fuels		163,741

Pharmaceuticals - 10.4%
Catalent, Inc.*	609	67,538
Eli Lilly & Co.	368	105,384
Johnson & Johnson	415	73,550
Merck & Co., Inc.	859	70,481
Pfizer, Inc.	1,783	92,306
Zoetis, Inc.	389	73,362

Total Pharmaceuticals		482,621

Total United States		3,719,974

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $5,377,371)		4,633,765
Other Assets less Liabilities - 0.2%		7,940

NET ASSETS - 100.0%		$4,641,705

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree BioRevolution Fund (WDNA)

March 31, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund’s investments:
	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$4,633,765	$—	$—	$4,633,765

Total - Net	$4,633,765	$—	$—	$4,633,765

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Cloud Computing Fund (WCLD)

March 31, 2022

Investments	Shares	Value
COMMON STOCKS - 99.9%

Brazil - 1.0%

Interactive Media & Services - 1.0%
VTEX, Class A*	1,422,230	$8,746,714

Canada - 1.3%

IT Services - 1.3%
Shopify, Inc., Class A*	16,625	11,237,835

China - 1.4%

Software - 1.4%
Agora, Inc., ADR*	1,220,555	12,132,317

Israel - 3.1%

IT Services - 1.6%
Wix.com Ltd.*	128,382	13,410,784

Software - 1.5%
JFrog Ltd.*	465,857	12,554,846

Total Israel		25,965,630

United States - 93.1%

Diversified Consumer Services - 1.8%
2U, Inc.*(a)	1,145,897	15,217,512

Health Care Technology - 2.7%
Definitive Healthcare Corp.*	497,151	12,254,772
Veeva Systems, Inc., Class A*	50,809	10,794,880

Total Health Care Technology		23,049,652

Interactive Media & Services - 2.7%
Vimeo, Inc.*	875,747	10,403,875
ZoomInfo Technologies, Inc., Class A*	210,441	12,571,745

Total Interactive Media & Services		22,975,620

IT Services - 13.3%
BigCommerce Holdings, Inc., Series 1*(a)	429,879	9,418,649
Block, Inc.*	112,002	15,187,471
Cloudflare, Inc., Class A*	113,787	13,620,304
DigitalOcean Holdings, Inc.*	209,406	12,114,137
Fastly, Inc., Class A*(a)	583,242	10,136,746
Okta, Inc.*	66,164	9,988,117
PayPal Holdings, Inc.*	106,652	12,334,304
Snowflake, Inc., Class A*	40,149	9,199,340
Squarespace, Inc., Class A*(a)	393,775	10,088,516
Twilio, Inc., Class A*	68,827	11,343,378

Total IT Services		113,430,962

Software - 72.6%
Adobe, Inc.*	24,995	11,388,222
Amplitude, Inc., Class A*(a)	526,681	9,706,731
Anaplan, Inc.*	246,108	16,009,325
Appfolio, Inc., Class A*	97,592	11,048,390
Asana, Inc., Class A*(a)	171,895	6,870,643
Atlassian Corp. PLC, Class A*	37,120	10,906,970
Avalara, Inc.*	117,817	11,723,970
Bill.com Holdings, Inc.*	48,590	11,019,726
Blackline, Inc.*	152,179	11,142,546
Blend Labs, Inc., Class A*(a)	1,201,810	6,850,317
Box, Inc., Class A*	436,656	12,689,223
C3.ai, Inc., Class A*(a)	514,423	11,677,402
Clearwater Analytics Holdings, Inc., Class A*	597,888	12,555,648
Confluent, Inc., Class A*(a)	231,494	9,491,254
Coupa Software, Inc.*	94,334	9,587,164
Crowdstrike Holdings, Inc., Class A*	66,173	15,026,565
CS Disco, Inc.*	333,465	11,327,806
Datadog, Inc., Class A*	68,995	10,450,673
DocuSign, Inc.*	99,460	10,654,155
Domo, Inc., Class B*	258,459	13,070,272
Dropbox, Inc., Class A*	473,459	11,007,922
Elastic NV*	134,649	11,977,028
Enfusion, Inc., Class A*	703,704	8,951,115
Everbridge, Inc.*	241,334	10,531,816
Freshworks, Inc., Class A*	574,564	10,296,187
Gitlab, Inc., Class A*	177,677	9,674,513
HubSpot, Inc.*	22,063	10,478,601
Monday.com Ltd.*(a)	55,889	8,834,374
nCino, Inc.*	258,740	10,603,165
New Relic, Inc.*	170,234	11,385,250
Olo, Inc., Class A*	677,834	8,981,300
PagerDuty, Inc.*(a)	345,025	11,796,405
Paycom Software, Inc.*	34,449	11,932,445
Paylocity Holding Corp.*	57,456	11,822,721
Procore Technologies, Inc.*	172,477	9,996,767
Q2 Holdings, Inc.*	177,332	10,932,518
Qualtrics International, Inc., Class A*	383,105	10,937,648
Qualys, Inc.*	96,231	13,704,257
RingCentral, Inc., Class A*	74,066	8,681,276
Riskified Ltd., Class A*	1,587,249	9,586,984
salesforce.com, Inc.*	55,371	11,756,371
SentinelOne, Inc., Class A*(a)	279,546	10,829,612
ServiceNow, Inc.*	19,891	11,077,099
Smartsheet, Inc., Class A*	198,777	10,889,004
Sprinklr, Inc., Class A*(a)	935,187	11,128,725
Sprout Social, Inc., Class A*	208,492	16,704,379
Sumo Logic, Inc.*	946,417	11,044,686
Tenable Holdings, Inc.*	242,906	14,037,538
UiPath, Inc., Class A*	291,986	6,303,978
Workday, Inc., Class A*	51,546	12,343,205
Workiva, Inc.*	105,030	12,393,540
Yext, Inc.*	1,485,020	10,231,788
Zendesk, Inc.*	96,115	11,561,673
Zoom Video Communications, Inc., Class A*	86,311	10,118,238
Zscaler, Inc.*	43,232	10,431,017

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Cloud Computing Fund (WCLD)

March 31, 2022

Investments	Shares	Value
Zuora, Inc., Class A*	751,569	$11,258,504

Total Software		617,418,651

Total United States		792,092,397

TOTAL COMMON STOCKS (Cost: $1,070,611,376)		850,174,893

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.8%

United States - 2.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.25%(b) (Cost: $23,607,869)	23,607,869	23,607,869

TOTAL INVESTMENTS IN SECURITIES - 102.7% (Cost: $1,094,219,245)		873,782,762
Other Assets less Liabilities - (2.7)%		(22,721,030)

NET ASSETS - 100.0%		$851,061,732

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at March 31, 2022. At March 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $60,453,729 and the total market value of the collateral held by the Fund was $63,017,897. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $39,410,028.

(b)	Rate shown represents annualized 7-day yield as of March 31, 2022.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Cloud Computing Fund (WCLD)

March 31, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$850,174,893	$—	$—	$850,174,893
Investment of Cash Collateral for Securities Loaned	—	23,607,869	—	23,607,869

Total Investments in Securities	$850,174,893	$23,607,869	$—	$873,782,762

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Cybersecurity Fund (WCBR)

March 31, 2022

Investments	Shares	Value
COMMON STOCKS - 99.8%

Canada - 0.7%

Software - 0.7%
Absolute Software Corp.	43,351	$366,161

Israel - 3.4%

Communications Equipment - 2.2%
Radware Ltd.*	34,601	1,106,194

Software - 1.2%
Tufin Software Technologies Ltd.*	65,270	582,861

Total Israel		1,689,055

Japan - 3.0%

Software - 3.0%
Trend Micro, Inc.	24,900	1,468,869

South Korea - 3.3%

Software - 3.3%
Ahnlab, Inc.(a)	15,944	1,628,536

United Kingdom - 4.1%

Software - 4.1%
Darktrace PLC*(a)	339,893	2,013,842

United States - 85.3%

IT Services - 16.4%
Akamai Technologies, Inc.*	13,618	1,625,853
Cloudflare, Inc., Class A*	22,369	2,677,570
Fastly, Inc., Class A*	107,432	1,867,168
Okta, Inc.*	12,869	1,942,704

Total IT Services		8,113,295

Software - 68.9%
Crowdstrike Holdings, Inc., Class A*	10,333	2,346,418
CyberArk Software Ltd.*	7,370	1,243,687
Datadog, Inc., Class A*	15,502	2,348,088
Datto Holding Corp.*	48,571	1,297,817
Elastic NV*	20,726	1,843,578
ForgeRock, Inc., Class A*	70,234	1,539,529
Fortinet, Inc.*	5,307	1,813,614
HashiCorp, Inc., Class A*(a)	44,474	2,401,596
Palo Alto Networks, Inc.*	3,601	2,241,659
Ping Identity Holding Corp.*	81,181	2,226,795
Qualys, Inc.*	8,664	1,233,840
Rapid7, Inc.*	19,185	2,134,139
Sailpoint Technologies Holdings, Inc.*	33,743	1,726,967
SentinelOne, Inc., Class A*(a)	45,341	1,756,510
Splunk, Inc.*	9,045	1,344,177
Sumo Logic, Inc.*	152,263	1,776,909
Tenable Holdings, Inc.*	28,347	1,638,173
Varonis Systems, Inc.*	27,716	1,317,619
Zscaler, Inc.*	7,352	1,773,891

Total Software		34,005,006

Total United States		42,118,301

TOTAL COMMON STOCKS (Cost: $50,939,742)		49,284,764

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.9%

United States - 2.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.25%(b) (Cost: $1,425,650)	1,425,650	1,425,650

TOTAL INVESTMENTS IN SECURITIES - 102.7% (Cost: $52,365,392)		50,710,414
Other Assets less Liabilities - (2.7)%		(1,338,729)

NET ASSETS - 100.0%		$49,371,685

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at March 31, 2022. At March 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $4,614,319 and the total market value of the collateral held by the Fund was $4,878,224. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,452,574.

(b)	Rate shown represents annualized 7-day yield as of March 31, 2022.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley & Co. International	4/1/2022	292,000	JPY	2,400	USD	$6	$—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Cybersecurity Fund (WCBR)

March 31, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund’s investments:
	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$49,284,764	$—	$—	$49,284,764
Investment of Cash Collateral for Securities Loaned	—	1,425,650	—	1,425,650

Total Investments in Securities	$49,284,764	$1,425,650	$—	$50,710,414

Financial Derivative Instruments
Foreign Currency Contracts [1]	$—	$6	$—	$6

Total - Net	$49,284,764	$1,425,656	$—	$50,710,420

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

Abbreviations used in the schedules of investments and related tables included in this report are as follows:

CURRENCY ABBREVIATIONS:

AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
HKD	Hong kong dollar
ILS	Israeli new shekel
JPY	Japanese yen
NOK	Norwegian krone
SEK	Swedish krona
SGD	Singapore dollar
USD	U.S. dollar

OTHER ABBREVIATIONS:

ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen (Certificate of Stock)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
RSP	Risparmio Italian Savings Shares

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Foreign currency contracts that settle within two business days after the trade date (‘‘Spot Contracts’’) and foreign currency contracts having a settlement period greater than two business days after the trade date (‘‘Forward Contracts’’) are valued daily using WM/Reuters closing spot and forward rates, respectively, as of 4:00 p.m. London time for all Funds except for Forward Contracts in certain Asian currencies (Chinese renminbi, Chinese yuan, Hong Kong dollar, Indian rupee, Indonesian rupiah, Malaysian ringgit, Philippine peso, Singapore dollar, South Korean won, New Taiwan dollar, and the Thai baht) which are valued daily using WM/Reuters closing forward rates as of 2:00 pm Singapore time. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade.

In certain instances, such as when reliable market valuations are not readily available, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WisdomTree Asset Management, Inc. (‘‘WTAM’’) and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Pricing Committee will perform other procedures (consistent with Generally Accepted Accounting Principles) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Notes to Schedule of Investments (unaudited) (concluded)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date and significant transfers into or out of Level 3 of the fair value hierarchy during the fiscal period ended March 31, 2022, if any, are included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.